UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-07447
                                                     ---------

                           Phoenix Insight Funds Trust
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
     Vice President, Chief Legal Officer,            John H. Beers, Esq.
     Counsel and Secretary for Registrant        Vice President and Counsel
        Phoenix Life Insurance Company         Phoenix Life Insurance Company
               One American Row                       One American Row
            Hartford, CT 06103-2899                Hartford, CT 06103-2899
     ------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2008
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


Insight Balanced Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                              PAR VALUE       VALUE
                                                (000)         (000)
                                             -----------   -----------
U.S. GOVERNMENT SECURITIES--2.0%

U.S. TREASURY BONDS--0.4%
U.S. Treasury Bond
  6.125% due 11/15/27                        $     200     $     248

U.S. TREASURY NOTES--1.6%
U.S. Treasury Note
  3.375% due 11/30/12                              318           331
  4.250% due 11/15/13                              108           118
  4.000% due 2/15/14                               200           216
  4.875% due 8/15/16                               270           303
  9.000% due 11/15/18                              152           222
                                                           -----------
                                                               1,190
---------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $1,418)                                       1,438
---------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--11.9%

FHLMC
  5.500% due 7/1/35                                913           925
  6.000% due 12/1/36                               877           900
FHLMC 2513 JE
  5.000% due 10/15/17                              450           466
FHLMC 2770 LA
  4.500% due 4/15/33                               200           198
FHLMC 2835 HB
  5.500% due 8/15/24                               305           318
FHLMC 2886 BE
  4.500% due 11/15/19                              260           255
FHLMC 2886 CK
  5.000% due 11/15/19                              280           280
FHLMC 3099 PA
  5.500% due 9/15/25                               115           118
FHLMC 3101 PA
  5.500% due 10/15/25                              116           119
FNMA
  3.625% due 2/12/13                               680           692
  4.500% due 1/1/20                                275           274
  7.500% due 11/1/26                                -- (h)        -- (i)
  7.500% due 12/1/26                                17            19
  7.500% due 3/1/27                                 10            11
  5.500% due 12/1/33                               261           264

                                             PAR VALUE        VALUE
                                               (000)          (000)
                                             -----------   -----------
  5.500% due 1/1/34                          $     161     $     163
  5.000% due 7/1/34                                451           448
  5.000% due 11/1/34                               117           116
  5.717% due 1/1/35 (c)                            197           201
  6.000% due 3/1/35                                108           111
  5.500% due 6/1/35                                182           184
  5.500% due 7/1/35                                207           209
  5.500% due 8/1/35                                 -- (h)        -- (i)
  5.000% due 9/1/35                                356           353
  6.500% due 5/1/36                                464           482
FNMA 00-T8  A
  7.325% due 12/25/30 (c)                           25            27
FNMA 02-73 OE
  5.000% due 11/25/17                              400           411
FNMA 04-15 AB
  4.000% due 9/25/17                               494           497
FNMA 93-197 SB
  8.450% due 10/25/08 (c)                            5             5
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27 (c)(g)                        234            10
FNMA 97-84 PL (Interest Only)
  6.500% due 2/25/09                                 2            -- (i)
GNMA
  8.000% due 11/15/26                               23            25
  7.000% due 9/15/31                                 4             4
  5.500% due 7/15/33                               189           193
GNMA 02-53 B
  5.552% due 5/16/26                               248           256
GNMA 04-108 C
  5.039% due 12/16/32 (c)                          195           195
---------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,581)                                       8,729
---------------------------------------------------------------------

MUNICIPAL BONDS--0.4%

CALIFORNIA--0.4%
California State Taxable Series A
  5.168% due 10/1/37                               280           283

Insight Balanced Fund

                                                        PAR VALUE      VALUE
                                                          (000)        (000)
                                                       -----------  -----------
------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $280)                                                    283
------------------------------------------------------------------------------

AGENCY NON-MORTGAGE-BACKED SECURITIES--1.1%

FHLB
  5.625% due 6/13/16                                   $      80    $      88
Israel Government AID Bond Series 7-Z
  0.000% due 8/15/22                                         690          351
Rowan Cos., Inc.
  4.330% due 5/1/19                                          329          344
------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $743)                                                    783
------------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.0%

Capital Auto Receivables Asset Trust 07-3, A3A
  5.020% due 9/15/11                                         195          199
Capital One Multi-Asset Execution Trust 03-B5, B5
  4.790% due 8/15/13                                         240          237
Chase Issuance Trust 07-A15, A
  4.960% due 9/17/12                                         325          335
Chase Manhattan Auto Owner Trust 06-B, A3
  5.130% due 5/15/11                                         209          211
Citibank Credit Card Issuance Trust 07-A5, A5
  5.500% due 6/22/12                                         435          453
E*Trade RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                         296          292
PSE&G Transition Funding LLC 01-1, A5
  6.450% due 3/15/13                                         255          271
Triad Auto Receivables Owner Trust 07-B, A4A
  5.430% due 7/14/14                                         185          174
------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $2,133)                                                2,172
------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--9.2%

AEROSPACE & DEFENSE--0.2%
Boeing Co.
  8.750% due 9/15/31                                         100          137

AUTOMOBILE MANUFACTURERS--0.2%
DaimlerChrysler NA Holding Corp.
  5.875% due 3/15/11                                         150          153

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.3%
Caterpillar, Inc.
  7.300% due 5/1/31                                          200          236

                                                        PAR VALUE      VALUE
                                                          (000)        (000)
                                                       -----------  -----------
CONSUMER FINANCE--1.4%
Boeing Capital Corp.
  7.375% due 9/27/10                                   $     180    $     199
Capital One Bank
  4.250% due 12/1/08                                         160          158
  5.000% due 6/15/09                                         125          123
HSBC Finance Corp.
  5.250% due 1/14/11                                         350          349
John Deere Capital Corp.
  5.100% due 1/15/13                                         150          156
                                                                    -----------
                                                                          985
                                                                    -----------

CREDIT CARD ASSET BACKED--0.3%
Citibank Credit Card Issuance Trust 07-B2, B2
  5.000% due 4/2/12                                          220          220

DEPARTMENT STORES--0.4%
Macys Retail Holdings, Inc.
  5.350% due 3/15/12                                         300          286

ELECTRIC UTILITIES--0.8%
FPL Group Capital, Inc.
  5.625% due 9/1/11                                          300          316
PECO Energy Co.
  3.500% due 5/1/08                                          200          200
Virginia Electric & Power Co. Series A
  4.750% due 3/1/13                                          100          102
                                                                    -----------
                                                                          618
                                                                    -----------

HOUSEHOLD PRODUCTS--0.2%
Proctor & Gamble Co. ESOP Series A
  9.360% due 1/1/21                                          140          181

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
Constellation Energy Group, Inc.
  7.600% due 4/1/32                                          150          152

INTEGRATED OIL & GAS--0.3%
ConocoPhillips Holding Co.
  6.950% due 4/15/29                                         165          188

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
BellSouth Corp.
  6.000% due 11/15/34                                        235          221
Verizon Global Funding Corp.
  7.250% due 12/1/10                                         200          215
  7.750% due 12/1/30                                          30           32
                                                                    -----------
                                                                          468
                                                                    -----------

Insight Balanced Fund

                                                 PAR VALUE          VALUE
                                                   (000)            (000)
                                                 -----------     -----------
INVESTMENT BANKING & BROKERAGE--0.9%
Lehman Brothers Holdings, Inc.
  4.250% due 1/27/10                             $     255       $     246
  5.750% due 1/3/17                                    200             181
Merrill Lynch & Co., Inc.
  5.770% due 7/25/11                                   100             101
  6.050% due 8/15/12                                   100             101
                                                                 -----------
                                                                       629
                                                                 -----------

MANAGED HEALTH CARE--0.4%
Wellpoint, Inc.
  6.375% due 6/15/37                                   320             287

MULTI-UTILITIES--0.1%
Consolidated Edison Co. of New York
  5.700% due 2/1/34                                     50              46

OIL & GAS EXPLORATION & PRODUCTION--0.3%
Devon Energy Corp.
  7.950% due 4/15/32                                   125             155
Pemex Project Funding Master Trust 144A
  5.750% due 3/1/18(b)                                  60              61
                                                                 -----------
                                                                       216
                                                                 -----------

OIL & GAS STORAGE & TRANSPORTATION--0.2%
DCP Midstream LLC
  7.875% due 8/16/10                                   150             161

OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Associates Corp. NA
  6.950% due 11/1/18                                    60              62
Bank of America Corp.
  6.250% due 4/15/12                                   220             235
Citigroup, Inc.
  5.850% due 7/2/13                                    125             127
General Electric Capital Corp.
  4.875% due 3/4/15                                     75              75
JPMorgan Chase & Co.
  3.800% due 10/2/09                                   325             324
                                                                 -----------
                                                                       823
                                                                 -----------

PACKAGED FOODS & MEATS--0.3%
Kellogg Co. Series B
  6.600% due 4/1/11                                    200             215

PHARMACEUTICALS--0.2%
Schering-Plough Corp.
  6.750% due 12/1/33                                   150             147

                                                  PAR VALUE         VALUE
                                                    (000)           (000)
                                                 -----------     -----------
PROPERTY & CASUALTY INSURANCE--0.4%
Travelers Cos., Inc. (The)
  5.500% due 12/1/15                             $     325       $     324

RAILROADS--0.1%
CSX Corp.
  6.750% due 3/15/11                                    50              53

RETAIL REITS--0.0%
Simon Property Group LP
  5.375% due 8/28/08                                    35              35

SPECIALIZED FINANCE--0.1%
CIT Group, Inc.
  5.000% due 2/13/14                                    55              43

WATER UTILITIES--0.2%
America Water Works Capital Corp. 144A
  6.593% due 10/15/37 (b)                              130             130
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $6,797)                                             6,733
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--10.4%

Adjustable Rate Mortgage Trust 05-11, 2A42
  5.337% due 2/25/36 (c)                               560             424
Bear Stearns Commercial Mortgage Securities,
  Inc. 05-T18, A4
  4.933% due 2/13/42 (c)                               275             269
Bear Stearns Commercial Mortgage Securities,
  Inc. 06-PW14, A4
  5.201% due 12/1/38                                   165             159
Bear Stearns Commercial Mortgage Securities,
  Inc. 06-T22, A4
  5.631% due 4/12/38 (c)                               195             195
Bear Stearns Commercial Mortgage Securities,
  Inc. 07-PW15, A2
  5.205% due 2/11/44                                   190             184
Citigroup-Deutsche Bank Commercial Mortgage
  Trust 05-CD1, A4
  5.400% due 7/15/44 (c)                               120             120
Citigroup-Deutsche Bank Commercial Mortgage
  Trust 06-CD3, A2
  5.560% due 10/15/48                                  305             302
Citigroup-Deutsche Bank Commercial Mortgage
  Trust 07-CD4, A3
  5.293% due 12/11/49                                  320             303

Insight Balanced Fund

                                                    PAR VALUE           VALUE
                                                      (000)             (000)
                                                   -----------       -----------
Countrywide Home Loans Series 03-J6, 1A1
  5.500% due 8/25/33                               $     227         $     228
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
  4.847% due 6/19/35 (c)                                 137               137
Greenwich Capital Commercial Funding 07-GG9, A2
  4.851% due 3/10/39                                     230               224
JPMorgan Chase Commercial Mortgage
  Securities Corp. 06-LDP9, A3
  5.336% due 5/15/47                                     170               165
JPMorgan Chase Commercial Mortgage
  Securities Corp. 07-CB18, A4
  5.440% due 6/12/47                                     350               319
Lehman Brothers-UBS Commercial Mortgage Trust
  05-C2, A2
  4.821% due 4/15/30                                     216               215
Lehman Brothers-UBS Commercial Mortgage Trust
  05-C5, A3
  4.964% due 9/15/30                                     440               429
Lehman Brothers-UBS Commercial Mortgage Trust
  06-C3, A4
  5.661% due 3/15/39 (c)                                 330               331
Lehman Brothers-UBS Commercial Mortgage Trust
  07-C1, A4
  5.424% due 2/15/40                                     320               311
MASTR Adjustable Rate Mortgages Trust
  05-8,  3A1
  6.000% due 12/25/35 (c)                                513               425
MASTR Alternative Loans Trust 04-13, 12A1
  5.500% due 12/25/19                                    185               188
MASTR Alternative Loans Trust 04-13, 8A1
  5.500% due 1/25/25                                     248               249
MASTR Asset Securitization Trust 03-7, 4A33
  5.250% due 9/25/33                                     200               184
Morgan Stanley Mortgage Loan Trust 06-7, 5A2
  5.962% due 6/25/36 (c)                                 295               261
Residential Funding Mortgage
  Securities II, Inc. 01-HS2, A5
  7.420% due 4/25/31 (c)(g)                               76                75
Structured Asset Securities Corp. 03-34A, 6A
  5.061% due 11/25/33 (c)                                168               161
Structured Asset Securities Corp. 04-5H, A2
  4.430% due 12/25/33 (g)                                 38                38
Structured Asset Securities Corp. 05-15,  4A1
  6.000% due 8/25/35                                     203               207


                                                    PAR VALUE           VALUE
                                                      (000)             (000)
                                                   -----------       -----------
Structured Asset Securities Corp. 05-2XS,  2A2
  5.150% due 2/25/35 (c)(g)                        $     106         $      77
Structured Asset Securities Corp. 98-RF3, A
  (Interest Only) 144A
  6.100% due 6/15/28 (b)(f)                               65                 6
Washington Mutual Alternative Mortgage Pass-
  Through Certificates 05-4, CB7
  5.500% due 6/25/35                                     310               264
Washington Mutual Alternative Mortgage Pass-
  Through Certificates 05-6, 2A7
  5.500% due 8/25/35                                     318               310
Washington Mutual Mortgage Pass-
  Through Certificates 02-S8, 2A7
  5.250% due 1/25/18                                     236               229
Washington Mutual Mortgage Pass-
  Through Certificates 03-S11, A1
  5.000% due 11/25/33                                    470               461
Wells Fargo Mortgage-Backed Securities
  05-AR4, B1
  5.563% due 4/25/35 (c)                                 205               148
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $8,132)                                                 7,598
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)--1.5%

FRANCE--0.1%
France Telecom SA
  7.750% due 3/1/11                                      100               108

IRELAND--0.4%
CRH America, Inc.
  5.625% due 9/30/11                                     300               302

SPAIN--0.4%
Telefonica Emisiones S.A.U.
  5.855% due 2/4/13                                      320               323

UNITED KINGDOM--0.6%
Diageo Capital plc
  4.375% due 5/3/10                                      200               204

Insight Balanced Fund

                                                      PAR VALUE           VALUE
                                                        (000)             (000)
                                                     ------------       ----------
UNITED KINGDOM--(CONTINUED)
Royal Bank of Scotland Group plc
  5.000% due 10/1/14                                 $      200         $    199
                                                                        ----------
                                                                             403
---------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,127)                                                   1,136
---------------------------------------------------------------------------------

                                                                          VALUE
                                                         SHARES           (000)
                                                       ----------       ----------
DOMESTIC COMMON STOCKS--56.1%

AEROSPACE & DEFENSE--2.8%
Goodrich Corp.                                           13,400              771
Lockheed Martin Corp.                                     8,750              869
Northrop Grumman Corp.                                    2,600              202
Precision Castparts Corp.                                 2,300              235
                                                                        ----------
                                                                           2,077
                                                                        ----------

AIRLINES--0.2%
Continental Airlines, Inc. Class B (e)                    7,700              148

APPAREL, ACCESSORIES & LUXURY GOODS--0.3%
Maidenform Brands, Inc. (e)                               7,100              116
Perry Ellis International, Inc. (e)                       5,050              110
                                                                        ----------
                                                                             226
                                                                        ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.5%
State Street Corp.                                        5,000              395

AUTO PARTS & EQUIPMENT--0.1%
Aftermarket Technology Corp. (e)                          4,200               82

AUTOMOTIVE RETAIL--0.2%
AutoZone, Inc. (e)                                        1,100              125

BIOTECHNOLOGY--0.7%
Gilead Sciences, Inc. (e)                                 9,350              482

BROADCASTING & CABLE TV--0.3%
CBS Corp. Class B                                         4,700              104
Sinclair Broadcast Group, Inc. Class A                    9,400               84
                                                                        ----------
                                                                             188
                                                                        ----------

COAL & CONSUMABLE FUELS--0.1%
Massey Energy Co.                                         1,950               71

COMMERCIAL PRINTING--0.1%
Bowne & Co., Inc.                                         3,750               57
Deluxe Corp.                                              2,250               43
                                                                        ----------
                                                                             100
                                                                        ----------

                                                                          VALUE
                                                         SHARES           (000)
                                                       ----------       ----------
COMMODITY CHEMICALS--0.5%
Celanese Corp. Series A                                   8,550         $    334

COMMUNICATIONS EQUIPMENT--1.1%
Cisco Systems, Inc. (e)                                  32,700              788

COMPUTER & ELECTRONICS RETAIL--0.4%
GameStop Corp. Class A (e)                                5,550              287

COMPUTER HARDWARE--3.7%
Apple, Inc. (e)                                           4,650              667
Dell, Inc. (e)                                            9,250              184
Hewlett-Packard Co.                                      27,050            1,235
International Business Machines Corp.                     5,200              599
                                                                        ----------
                                                                           2,685
                                                                        ----------

COMPUTER STORAGE & PERIPHERALS--0.8%
EMC Corp. (e)                                             7,850              113
QLogic Corp. (e)                                         11,200              172
Western Digital Corp. (e)                                11,800              319
                                                                        ----------
                                                                             604
                                                                        ----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
Cummins, Inc.                                             6,550              307
Deere & Co.                                               5,400              434
                                                                        ----------
                                                                             741
                                                                        ----------

CONSUMER FINANCE--0.1%
Advance America Cash Advance Centers, Inc.               10,550               80

DISTILLERS & VINTNERS--0.2%
Constellation Brands, Inc. Class A (e)                    8,500              150

DIVERSIFIED METALS & MINING--1.2%
Freeport-McMoRan Copper & Gold, Inc.
  (Indonesia) (d)                                         9,400              904

DIVERSIFIED REITS--0.1%
PS Business Parks, Inc.                                   1,900               99

ELECTRIC UTILITIES--0.5%
El Paso Electric Co. (e)                                  3,800               81
FPL Group, Inc.                                           2,200              138
Portland General Electric Co.                             7,500              169
                                                                        ----------
                                                                             388
                                                                        ----------

ELECTRONIC MANUFACTURING SERVICES--0.1%
Methode Electronics, Inc.                                 5,000               58

ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste Industries, Inc. (e)                        21,425              232

Insight Balanced Fund

                                                                          VALUE
                                                        SHARES            (000)
                                                       ---------        ----------
FERTILIZERS & AGRICULTURAL CHEMICALS--1.3%
CF Industries Holdings, Inc.                              1,150         $    119
Monsanto Co.                                              2,150              240
Mosaic Co. (The) (e)                                      5,400              554
                                                                        ----------
                                                                             913
                                                                        ----------

FOOD RETAIL--1.4%
Kroger Co. (The)                                         15,050              382
Safeway, Inc.                                             6,200              182
SUPERVALU, Inc.                                          14,800              444
                                                                        ----------
                                                                           1,008
                                                                        ----------

FOOTWEAR--0.3%
NIKE, Inc. Class B                                        2,700              184

GAS UTILITIES--0.9%
Northwest Natural Gas Co.                                 1,850               81
ONEOK, Inc.                                              13,000              580
                                                                        ----------
                                                                             661
                                                                        ----------

HEALTH CARE DISTRIBUTORS--0.7%
AmerisourceBergen Corp.                                   4,700              192
McKesson Corp.                                            6,600              346
                                                                        ----------
                                                                             538
                                                                        ----------

HEALTH CARE EQUIPMENT--0.7%
Baxter International, Inc.                                8,900              515

HEALTH CARE SERVICES--1.4%
Alliance Imaging, Inc. (e)                               19,200              165
Express Scripts, Inc. (e)                                 6,800              437
Medco Health Solutions, Inc. (e)                          7,800              342
RehabCare Group, Inc. (e)                                 3,600               54
                                                                        ----------
                                                                             998
                                                                        ----------

HOME ENTERTAINMENT SOFTWARE--0.1%
Activision, Inc. (e)                                      2,900               79

HOUSEHOLD PRODUCTS--0.9%
Colgate-Palmolive Co.                                     8,800              686

HYPERMARKETS & SUPER CENTERS--0.3%
BJ's Wholesale Club, Inc. (e)                             5,950              212

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.4%
AES Corp. (The) (e)                                       4,650               77
NRG Energy, Inc. (e)                                      5,300              207
                                                                        ----------
                                                                             284
                                                                        ----------

INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                     19,990              740


                                                                           VALUE
                                                        SHARES             (000)
                                                      -----------       ----------
INDUSTRIAL CONGLOMERATES--(CONTINUED)
Tredegar Corp.                                            5,700         $    104
                                                                        ----------
                                                                             844
                                                                        ----------

INDUSTRIAL MACHINERY--0.9%
Columbus McKinnon Corp. (e)                               4,050              125
Eaton Corp.                                               4,550              362
Parker Hannifin Corp.                                     2,000              139
                                                                        ----------
                                                                             626
                                                                        ----------

INTEGRATED OIL & GAS--4.5%
Chevron Corp.                                             4,500              384
ConocoPhillips                                           11,459              873
Exxon Mobil Corp.                                        16,190            1,369
Hess Corp.                                                3,000              265
Occidental Petroleum Corp.                                5,600              410
                                                                        ----------
                                                                           3,301
                                                                        ----------

INTEGRATED TELECOMMUNICATION SERVICES--2.1%
AT&T, Inc.                                               22,512              862
Cincinnati Bell, Inc. (e)                                13,300               57
Embarq Corp.                                             15,100              605
                                                                        ----------
                                                                           1,524
                                                                        ----------

INTERNET RETAIL--0.9%
Amazon.com, Inc. (e)                                      4,450              317
Expedia, Inc. (e)                                        15,250              334
                                                                        ----------
                                                                             651
                                                                        ----------

INTERNET SOFTWARE & SERVICES--0.2%
eBay, Inc. (e)                                            5,900              176

INVESTMENT BANKING & BROKERAGE--0.7%
Goldman Sachs Group, Inc. (The)                           2,550              422
Morgan Stanley                                            2,050               93
                                                                        ----------
                                                                             515
                                                                        ----------

IT CONSULTING & OTHER SERVICES--0.2%
SAIC, Inc. (e)                                            3,300               61
SYKES Enterprises, Inc. (e)                               4,200               74
                                                                        ----------
                                                                             135
                                                                        ----------

LIFE & HEALTH INSURANCE--0.9%
MetLife, Inc.                                            10,800              651

LIFE SCIENCES TOOLS & SERVICES--1.1%
Invitrogen Corp. (e)                                      8,350              713
Waters Corp. (e)                                          1,200               67
                                                                        ----------
                                                                             780
                                                                        ----------

Insight Balanced Fund

                                                                    VALUE
                                                 SHARES             (000)
                                               ----------         ----------
MANAGED HEALTH CARE--0.8%
CIGNA Corp.                                       6,800           $    276
Humana, Inc. (e)                                  5,000                224
UnitedHealth Group, Inc.                          1,924                 66
                                                                  ----------
                                                                       566
                                                                  ----------

METAL & GLASS CONTAINERS--1.1%
Owens-Illinois, Inc. (e)                         14,800                835

MOVIES & ENTERTAINMENT--0.4%
Walt Disney Co. (The)                             8,250                259

MULTI-LINE INSURANCE--0.7%
Assurant, Inc.                                    9,000                548

MULTI-UTILITIES--0.6%
Public Service Enterprise Group, Inc.             7,400                297
Sempra Energy                                     2,400                128
                                                                  ----------
                                                                       425
                                                                  ----------

OFFICE SERVICES & SUPPLIES--0.1%
Knoll, Inc.                                       4,600                 53

OIL & GAS DRILLING--0.2%
Grey Wolf, Inc. (e)                               9,600                 65
Helmerich & Payne, Inc.                           1,750                 82
                                                                  ----------
                                                                       147
                                                                  ----------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Halliburton Co.                                   2,400                 94
National Oilwell Varco, Inc. (e)                  8,700                508
SEACOR Holdings, Inc. (e)                         2,150                184
                                                                  ----------
                                                                       786
                                                                  ----------

OIL & GAS EXPLORATION & PRODUCTION--1.1%
Apache Corp.                                      2,300                278
Stone Energy Corp. (e)                            3,950                206
W&T Offshore, Inc.                                9,850                336
                                                                  ----------
                                                                       820
                                                                  ----------

OIL & GAS REFINING & MARKETING--0.5%
Frontier Oil Corp.                                4,550                124
Valero Energy Corp.                               5,400                265
                                                                  ----------
                                                                       389
                                                                  ----------

OTHER DIVERSIFIED FINANCIAL SERVICES--1.1%
Bank of America Corp.                            12,000                455
JPMorgan Chase & Co.                              8,000                343
                                                                  ----------
                                                                       798
                                                                  ----------

                                                                    VALUE
                                                 SHARES             (000)
                                               ----------         ----------
PAPER PACKAGING--0.3%
Rock-Tenn Co. Class A                             6,500           $    195

PAPER PRODUCTS--0.2%
Buckeye Technologies, Inc. (e)                   12,050                134

PHARMACEUTICALS--1.8%
Merck & Co., Inc.                                15,450                586
Pfizer, Inc.                                     21,300                446
Schering-Plough Corp.                             7,000                101
Watson Pharmaceuticals, Inc. (e)                  5,450                160
                                                                  ----------
                                                                     1,293
                                                                  ----------

PROPERTY & CASUALTY INSURANCE--0.8%
American Physicians Capital, Inc.                 3,200                148
Berkley (W.R.) Corp.                              7,000                194
Harleysville Group, Inc.                          2,550                 92
Navigators Group, Inc. (The) (e)                  1,250                 68
SeaBright Insurance Holdings, Inc. (e)            3,400                 50
                                                                  ----------
                                                                       552
                                                                  ----------

PUBLISHING--0.2%
Scholastic Corp. (e)                              4,800                145

RAILROADS--0.2%
Norfolk Southern Corp.                            2,700                147

REGIONAL BANKS--0.8%
Chemical Financial Corp.                          4,300                102
City Holding Co.                                  3,750                150
Community Trust Bancorp, Inc.                     2,950                 86
First Financial Bancorp                           5,200                 70
NBT Bancorp, Inc.                                 2,700                 60
Renasant Corp.                                    5,450                123
                                                                  ----------
                                                                       591
                                                                  ----------

RESTAURANTS--0.7%
CBRL Group, Inc.                                  2,750                 98
McDonald's Corp.                                  2,400                134
Yum! Brands, Inc.                                 6,880                256
                                                                  ----------
                                                                       488
                                                                  ----------

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.                           4,825                 94
MEMC Electronic Materials, Inc. (e)               1,050                 74
Photronics, Inc. (e)                              5,200                 50
                                                                  ----------
                                                                       218
                                                                  ----------

SEMICONDUCTORS--0.7%
Intel Corp.                                      17,770                376

Insight Balanced Fund

                                                                   VALUE
                                                SHARES             (000)
                                              ----------        -----------
SEMICONDUCTORS--(CONTINUED)
NVIDIA Corp. (e)                                 6,250          $     124
                                                                -----------
                                                                      500
                                                                -----------

SOFT DRINKS--0.5%
Coca-Cola Bottling Co. Consolidated              1,150                 71
Pepsi Bottling Group, Inc. (The)                 9,200                312
                                                                -----------
                                                                      383
                                                                -----------

SPECIALIZED FINANCE--0.1%
Nasdaq OMX Group (The) (e)                       2,500                 97

SPECIALIZED REITS--0.3%
FelCor Lodging Trust, Inc.                       3,350                 40
LTC Properties, Inc.                             2,400                 62
Potlatch Corp.                                   2,800                116
                                                                -----------
                                                                      218
                                                                -----------

SPECIALTY CHEMICALS--0.4%
Minerals Technologies, Inc.                      1,850                116
Rockwood Holdings, Inc. (e)                      5,050                166
                                                                -----------
                                                                      282
                                                                -----------

STEEL--0.3%
ArcelorMittal                                    3,100                254

SYSTEMS SOFTWARE--2.0%
Microsoft Corp.                                 24,690                701
Oracle Corp. (e)                                40,080                784
                                                                -----------
                                                                    1,485
                                                                -----------

TECHNOLOGY DISTRIBUTORS--1.1%
Arrow Electronics, Inc. (e)                      7,000                236
Avnet, Inc. (e)                                 10,000                327
Tech Data Corp. (e)                              6,250                205
                                                                -----------
                                                                      768
                                                                -----------

TOBACCO--1.0%
Loews Corp. - Carolina Group                    10,100                733

TRADING COMPANIES & DISTRIBUTORS--0.1%
H&E Equipment Services, Inc. (e)                 7,100                 89

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Syniverse Holdings, Inc. (e)                    10,900                182

                                                                   VALUE
                                                SHARES             (000)
                                              ----------        -----------
--------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $39,719)                                          40,905
--------------------------------------------------------------------------

FOREIGN COMMON STOCKS (d)--4.0%

COMMUNICATIONS EQUIPMENT--1.3%
Nokia Oyj Sponsored ADR (Finland)               20,350          $     648
Research In Motion Ltd. (Canada) (e)             2,650                297
                                                                -----------
                                                                      945
                                                                -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.2%
AU Optronics Corp. Sponsored ADR (Taiwan)        7,700                132

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (United States)           7,200                253

PACKAGED FOODS & MEATS--1.0%
Unilever N.V. NY Registered Shares
  (Netherlands)                                 22,100                746

REINSURANCE--1.1%
Arch Capital Group Ltd. (United States) (e)      9,400                646
Platinum Underwriters Holdings Ltd. (Bermuda)    5,800                188
                                                                -----------
                                                                      834
--------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,904)                                            2,910
--------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--99.6%
(IDENTIFIED COST $71,834)                                          72,687
                                                                -----------

SHORT-TERM INVESTMENTS--0.5%

MONEY MARKET MUTUAL FUNDS--0.5%
AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 3.13%)            327,611                328
Goldman Sachs Financial Square
  Funds - Money Market Fund -
  Select Shares (seven-day
  effective yield 2.880%)                        2,335                  2
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 3.11%)                        18,795                 19
--------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $349)                                                349
--------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $72,183)                                          73,036 (a)

Other assets and liabilities, net--(0.1)%                             (82)
                                                                -----------
NET ASSETS--100.0%                                              $  72,954
                                                                ===========

Insight Balanced Fund

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

REIT
REAL ESTATE INVESTMENT TRUST


Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $5,022 and gross depreciation of $4,223 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $72,237.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $197 (reported in 000's) or 0.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, or parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(e)   Non-income producing.

(f) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $6 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g)   Illiquid security.

(h)   The par value is less than $500.

(i)   Amount is less than $500.

Insight Core Equity Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                          VALUE
                                                         SHARES           (000)
                                                       ----------      -----------
DOMESTIC COMMON STOCKS--90.8%

AEROSPACE & DEFENSE--4.1%
Boeing Co. (The)                                         19,700        $   1,465
General Dynamics Corp.                                   32,600            2,718
Honeywell International, Inc.                            12,400              700
                                                                       -----------
                                                                           4,883
                                                                       -----------

AGRICULTURAL PRODUCTS--0.5%
Bunge Ltd.                                                6,400              556

APPAREL RETAIL--0.8%
Gap, Inc. (The)                                          50,800            1,000

APPLICATION SOFTWARE--0.6%
Cadence Design Systems, Inc. (b)                         66,300              708

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Franklin Resources, Inc.                                  8,300              805
Northern Trust Corp.                                     21,750            1,446
SEI Investments Co.                                      24,300              600
                                                                       -----------
                                                                           2,851
                                                                       -----------

AUTO PARTS & EQUIPMENT--1.8%
Johnson Controls, Inc.                                   65,100            2,200

BIOTECHNOLOGY--1.8%
Gilead Sciences, Inc. (b)                                41,700            2,149

COMMUNICATIONS EQUIPMENT--1.2%
Cisco Systems, Inc. (b)                                  59,100            1,424

COMPUTER HARDWARE--4.0%
Apple, Inc. (b)                                           7,900            1,134
Hewlett-Packard Co.                                      51,100            2,333
International Business Machines Corp.                    11,100            1,278
                                                                       -----------
                                                                           4,745
                                                                       -----------

COMPUTER STORAGE & PERIPHERALS--3.1%
QLogic Corp. (b)                                        122,800            1,885
Western Digital Corp. (b)                                68,700            1,858
                                                                       -----------
                                                                           3,743
                                                                       -----------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.3%
Deere & Co.                                              33,900            2,727

DIVERSIFIED BANKS--2.5%
Wells Fargo & Co.                                       104,000            3,026


                                                                          VALUE
                                                         SHARES           (000)
                                                       ----------      -----------
DIVERSIFIED METALS & MINING--0.9%
Freeport-McMoRan Copper & Gold, Inc.
   (Indonesia) (c)                                       11,636        $   1,120

DRUG RETAIL--0.6%
CVS Caremark Corp.                                       16,900              685

ELECTRIC UTILITIES--4.3%
FirstEnergy Corp.                                        34,200            2,347
FPL Group, Inc.                                          45,200            2,836
                                                                       -----------
                                                                           5,183
                                                                       -----------

FERTILIZERS & AGRICULTURAL CHEMICALS--1.4%
Monsanto Co.                                             15,000            1,672

FOOD RETAIL--2.8%
Kroger Co. (The)                                        130,400            3,312

FOOTWEAR--0.9%
NIKE, Inc. Class B                                       16,700            1,136

HEALTH CARE DISTRIBUTORS--2.0%
McKesson Corp.                                           46,500            2,435

HEALTH CARE EQUIPMENT--3.3%
Stryker Corp.                                            61,000            3,968

HEALTH CARE SERVICES--1.1%
Medco Health Solutions, Inc. (b)                         30,000            1,314

HEALTH CARE TECHNOLOGY--0.4%
Cerner Corp. (b)                                         11,400              425

HOUSEHOLD PRODUCTS--0.7%
Kimberly-Clark Corp.                                     13,500              871

HYPERMARKETS & SUPER CENTERS--1.7%
Costco Wholesale Corp.                                   31,700            2,059

INDUSTRIAL CONGLOMERATES--1.2%
General Electric Co.                                     39,452            1,460

INDUSTRIAL GASES--2.6%
Air Products and Chemicals, Inc.                         20,600            1,895
Praxair, Inc.                                            15,000            1,264
                                                                       -----------
                                                                           3,159
                                                                       -----------

INDUSTRIAL MACHINERY--1.3%
Danaher Corp.                                            19,700            1,498

Insight Core Equity Fund

                                                                    VALUE
                                                  SHARES            (000)
                                                ----------       -----------
INTEGRATED OIL & GAS--9.0%
Chevron Corp.                                     30,700         $   2,621
Exxon Mobil Corp.                                 60,090             5,082
Marathon Oil Corp.                                18,050               823
Occidental Petroleum Corp.                        30,550             2,235
                                                                 -----------
                                                                    10,761
                                                                 -----------

INTEGRATED TELECOMMUNICATION SERVICES--4.3%
AT&T, Inc.                                       106,880             4,093
Verizon Communications, Inc.                      28,000             1,021
                                                                 -----------
                                                                     5,114
                                                                 -----------

LIFE & HEALTH INSURANCE--5.9%
AFLAC, Inc.                                       21,800             1,416
MetLife, Inc.                                     44,950             2,709
Nationwide Financial Services, Inc. Class A       63,800             3,016
                                                                 -----------
                                                                     7,141
                                                                 -----------

MANAGED HEALTH CARE--0.3%
WellPoint, Inc. (b)                                9,000               397

MULTI-LINE INSURANCE--0.8%
Genworth Financial, Inc. Class A                  44,400             1,005

OIL & GAS DRILLING--1.0%
Transocean, Inc. (b)                               8,624             1,166

OIL & GAS EQUIPMENT & SERVICES--0.7%
National Oilwell Varco, Inc. (b)                  14,400               841

OIL & GAS REFINING & MARKETING--0.6%
Valero Energy Corp.                               14,900               732

OTHER DIVERSIFIED FINANCIAL SERVICES--2.3%
Bank of America Corp.                             30,750             1,165
JPMorgan Chase & Co.                              36,200             1,555
                                                                 -----------
                                                                     2,720
                                                                 -----------

PHARMACEUTICALS--2.8%
Merck & Co., Inc.                                 25,500               968
Watson Pharmaceuticals, Inc. (b)                  83,000             2,433
                                                                 -----------
                                                                     3,401
                                                                 -----------

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp.                              23,200               642

RAILROADS--1.4%
Union Pacific Corp.                               13,400             1,680

RESTAURANTS--2.5%
McDonald's Corp.                                  54,350             3,031


                                                                    VALUE
                                                  SHARES            (000)
                                                ----------       -----------
SEMICONDUCTOR EQUIPMENT--1.7%
KLA-Tencor Corp.                                  23,600         $     876
Lam Research Corp. (b)                            16,000               611
Novellus Systems, Inc. (b)                        27,400               577
                                                                 -----------
                                                                     2,064
                                                                 -----------

SEMICONDUCTORS--2.6%
Broadcom Corp. Class A (b)                       123,350             2,377
NVIDIA Corp. (b)                                  35,150               696
                                                                 -----------
                                                                     3,073
                                                                 -----------

SOFT DRINKS--2.9%
Coca-Cola Co. (The)                               57,550             3,503

STEEL--0.6%
ArcelorMittal                                      9,100               744

SYSTEMS SOFTWARE--0.6%
Microsoft Corp.                                   26,600               755
---------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $101,280)                                         109,079
---------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--7.8%

COMMUNICATIONS EQUIPMENT--1.0%
Nokia Oyj Sponsored ADR (Finland)                 39,400             1,254

INDUSTRIAL CONGLOMERATES--0.5%
Siemens AG Sponsored ADR (Germany)                 5,950               648

IT CONSULTING & OTHER SERVICES--2.7%
Accenture Ltd. Class A (United States)            91,550             3,220

OIL & GAS EQUIPMENT & SERVICES--0.5%
Schlumberger Ltd. (Netherlands)                    6,900               600

PHARMACEUTICALS--2.4%
Teva Pharmaceutical Industries Ltd. Sponsored
   ADR (Israel)                                   62,200             2,873

REINSURANCE--0.7%
Arch Capital Group Ltd. (United States) (b)       11,350               780
---------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,247)                                            9,375
---------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $111,527)                                         118,454
                                                                 -----------

Insight Core Equity Fund

                                                                      VALUE
                                                 SHARES               (000)
                                              ------------         -----------
SHORT-TERM INVESTMENTS--1.5%

MONEY MARKET MUTUAL FUNDS--1.5%

AIM STIT-Liquid Assets Portfolio
  (The) - Institutional Shares
  (seven-day effective yield 3.13%)              717,830           $     718
Goldman Sachs Financial Square
  Funds - Money Market Fund -
  Select Shares (seven-day
  effective yield 2.88%)                           5,278                   5
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 3.11%)                       1,136,239               1,136
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,859)                                               1,859
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $113,386)                                           120,313 (a)

Other assets and liabilities, net--(0.1)%                               (115)
                                                                   -----------
NET ASSETS--100.0%                                                 $ 120,198
                                                                   ===========

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $13,056 and gross depreciation of $6,295 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $113,552.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Insight Emerging Markets Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)


                                                                                                      VALUE
                                                                                  SHARES              (000)
                                                                                -----------        ------------
FOREIGN COMMON STOCKS (c)--87.4%

BRAZIL--22.9%
Banco Bradesco SA Sponsored ADR (Diversified Banks)                               107,500          $    2,984
Banco Itau Holding Financieira SA ADR (Diversified Banks)                         186,700               4,249
Companhia de Bebidas Americas ADR (Brewers)                                        31,300               2,365
Companhia de Saneamento de Minas Gerais (Water Utilities)                          82,973               1,253
Companhia Vale do Rio Doce ADR (Diversified Metals & Mining)                       82,700               2,865
Construtora Tenda SA (Homebuilding) (b)                                           259,683               1,175
Itausa Investimentos SA (Industrial Conglomerates)                                627,889               3,639
MRV Engenharia e Participacoes SA (Homebuilding) (b)                               68,551               1,219
NET Servicos de Comunicacao SA (Broadcasting & Cable TV) (b)                       84,092                 887
Petroleo Brasileiro SA ADR (Integrated Oil & Gas)                                  91,656               9,359
Redecard SA (Consumer Finance)                                                    109,274               1,797
Souza Cruz SA (Tobacco)                                                           153,226               3,956
Trisul SA (Homebuilding) (b)                                                      324,800               1,497
                                                                                                   ------------
                                                                                                       37,245
                                                                                                   ------------
CHILE--1.5%
Banco Santander Chile SA (Diversified Banks)                                    4,307,800                 217
Banco Santander Chile SA ADR (Diversified Banks)                                   43,000               2,247
                                                                                                   ------------
                                                                                                        2,464
                                                                                                   ------------
CHINA--1.7%
PetroChina Co. Ltd. Class H (Integrated Oil & Gas)                                960,300               1,199
Soho China Ltd. (Real Estate Management & Development) (b)                      1,169,700                 788
Xinao Gas Holdings Ltd. (Oil & Gas Storage & Transportation)                      432,361                 779
                                                                                                   ------------
                                                                                                        2,766
                                                                                                   ------------
HONG KONG--7.7%
Cheung Kong Holdings Ltd. (Real Estate Management & Development)                  173,000               2,456

                                                                                                      VALUE
                                                                                  SHARES              (000)
                                                                                -----------        ------------
HONG KONG--(CONTINUED)
China Mobile Ltd. (Wireless Telecommunication Services)                           116,600          $    1,735
CNOOC Ltd. (Oil & Gas Exploration & Production)                                 3,292,600               4,865
CNOOC Ltd. ADR (Oil & Gas Exploration & Production)                                 4,989                 732
HongKong Electric Holdings (Electric Utilities)                                   213,600               1,349
Jardine Matheson Holdings Ltd. (Multi-Sector Holdings)                             31,600               1,030
Peace Mark Holdings Ltd. (Apparel, Accessories & Luxury Goods)                    432,300                 390
                                                                                                   ------------
                                                                                                       12,557
                                                                                                   ------------
INDIA--23.9%
ABB Ltd. (Electrical Components & Equipment)                                       34,737               1,022
Allahabad Bank (Regional Banks)                                                   122,500                 234
Axis Bank Ltd. (Regional Banks)                                                    95,685               1,884
Bharat Heavy Electricals Ltd. (Electrical Components & Equipment)                  32,500               1,670
Bharti Airtel Ltd. (Integrated Telecommunication Services) (b)                    236,100               4,862
Colgate Palmolive India Ltd. (Personal Products)                                   83,400                 795
Container Corp. of India Ltd. (Railroads)                                          14,912                 641
HDFC Bank Ltd. (Diversified Banks)                                                104,813               3,478
HDFC Bank Ltd. ADR (Diversified Banks)                                             22,873               2,247
Hindustan Unilever Ltd. (Personal Products)                                       246,000               1,403
Housing Development Finance Corp. (Consumer Finance)                               77,975               4,625
India Infoline Ltd. (Investment Banking & Brokerage) (b)                           34,787                 667
Infrastructure Development Finance Co. Ltd. (Consumer Finance)                    532,000               2,002
ITC Ltd. (Tobacco)                                                                718,944               3,696
Jammu & Kashmir Bank Ltd. (Regional Banks)                                         52,525                 888
Nestle India Ltd. (Packaged Foods & Meats)                                         39,250               1,466
Punjab National Bank Ltd. (Regional Banks)                                         28,517                 363
Reliance Communications Ltd. (Integrated Telecommunication Services)              252,156               3,204
Syndicate Bank (Regional Banks)                                                   161,075                 301
Union Bank of India (Regional Banks)                                               89,770                 315
United Breweries Holdings Ltd. (Brewers)                                           42,786                 765

Insight Emerging Markets Fund

                                                                                                      VALUE
                                                                                   SHARES             (000)
                                                                                ------------       ------------
INDIA--(CONTINUED)
United Spirits Ltd. (Brewers)                                                      58,745          $    2,199
                                                                                                   ------------
                                                                                                       38,727
                                                                                                   ------------
MALAYSIA--5.2%
Gamuda Bhd (Construction & Engineering)                                         2,672,300               2,757
Genting Bhd (Casinos & Gaming)                                                    970,500               1,987
KNM Group Bhd (Oil & Gas Equipment & Services)                                    899,700               1,491
Media Prima Bhd (Broadcasting & Cable TV)                                         738,000                 522
Tanjong plc (Casinos & Gaming)                                                    310,200               1,629
                                                                                                   ------------
                                                                                                        8,386
                                                                                                   ------------
MEXICO--8.2%
America Movil S.A. de C.V. Series L (Wireless Telecommunication
  Services)                                                                       218,611                 696
America Movil S.A.B. de C.V. ADR Series L (Wireless Telecommunication
  Services)                                                                        96,670               6,157
Banco Compartamos S.A.B. de C.V. (Regional Banks) (b)                             218,025                 955
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Soft Drinks)                         27,607               1,555
Fomento Economico Mexicano S.A.B. de C.V. ADR (Soft Drinks)                        14,113                 590
Grupo Modelo S.A.B. de C.V. Series C (Brewers)                                    282,441               1,237
Kimberly-Clark de Mexico S.A.B. de C.V. (Personal Products)                       260,666               1,157
Urbi Desarrollos Urbanos S.A. de C.V. (Homebuilding) (b)                           83,600                 273
Wal-Mart de Mexico S.A. de C.V. (General Merchandise Stores)                      182,200                 768
                                                                                                   ------------
                                                                                                       13,388
                                                                                                   ------------
SINGAPORE--3.2%
Keppel Corp. Ltd. (Industrial Conglomerates)                                      349,200               2,511
SembCorp Marine Ltd. (Construction & Farm Machinery & Heavy Trucks)               944,000               2,620
                                                                                                   ------------
                                                                                                        5,131
                                                                                                   ------------
SOUTH AFRICA--2.3%
MTN Group Ltd. (Wireless Telecommunication Services)                               59,593                 904
SABMiller plc (Brewers)                                                           128,525               2,805
                                                                                                   ------------
                                                                                                        3,709
                                                                                                   ------------
SOUTH KOREA--2.4%
Daegu Bank (Regional Banks)                                                        90,323               1,213
KT&G Corp. (Tobacco)                                                                2,286                 179

                                                                                                      VALUE
                                                                                   SHARES             (000)
                                                                                ------------       ------------
SOUTH KOREA--(CONTINUED)
S1 Corp. (Diversified Commercial & Professional Services)                          47,582          $    2,470
                                                                                                   ------------
                                                                                                        3,862
                                                                                                   ------------
TAIWAN--3.0%
High Tech Computer Corp. (Computer Hardware)                                      147,000               3,305
HON HAI Precision Industry Co. Ltd. (Computer Storage & Peripherals)              263,300               1,508
                                                                                                   ------------
                                                                                                        4,813
                                                                                                   ------------
THAILAND--4.1%
PTT Exploration & Production PCL (Oil & Gas Exploration & Production)           1,202,500               5,767
PTT PCL (Oil & Gas Refining & Marketing)                                           91,300                 928
                                                                                                   ------------
                                                                                                        6,695
                                                                                                   ------------
TURKEY--0.0%
Akbank T.A.S. (Regional Banks)                                                          1                  -- (h)
Haci Omer Sabanci Holding AS (Multi-Sector Holdings)                                    3                  -- (h)
                                                                                                   ------------
                                                                                                           --
                                                                                                   ------------
UNITED KINGDOM--1.3%
British American Tobacco plc (Tobacco)                                             55,400               2,079
--------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $131,790)                                                                            141,822
--------------------------------------------------------------------------------------------------------------

                                                                                 PAR VALUE            VALUE
                                                                                   (000)              (000)
                                                                                ------------       ------------
FOREIGN CONVERTIBLE BONDS--0.0%

BRAZIL--0.0%
Companhia de Saneamento de Minas Gerais
  8.550% due 6/1/13 (d)(g)                                                      $       1 (e)              48
--------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN CONVERTIBLE BONDS
(IDENTIFIED COST $42)                                                                                      48
--------------------------------------------------------------------------------------------------------------

                                                                                                      VALUE
                                                                                   SHARES             (000)
                                                                               -------------       ------------
FOREIGN PREFERRED STOCKS--2.6%

BRAZIL--2.6%
AES Tiete SA Pfd. 11.258% (Electric Utilities)                                     46,406               1,545
Eletropaulo Metropolitana de Sao Paulo SA Series B Pfd. 11.998%
  (Electric Utilities)                                                         33,438,879               2,622

Insight Emerging Markets Fund

                                                                                                      VALUE
                                                                                  SHARES              (000)
                                                                               ------------        ------------
--------------------------------------------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $2,731)                                                                                4,167
--------------------------------------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS--0.9%

Ultrashort MSCI Emerging Markets ProShares                                         17,700          $    1,457
--------------------------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,464)                                                                                1,457
--------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS--8.2%

                                                                                 PAR VALUE            VALUE
                                                                                   (000)              (000)
                                                                                -----------        ------------
FEDERAL AGENCY SECURITIES (f)--8.0%
FFCB
  1.100% due 4/3/08                                                             $     520                 520
FHLB
  1.500% due 4/1/08                                                                 3,000               3,000
  1.550% due 4/2/08                                                                 4,500               4,500
  1.750% due 4/7/08                                                                 4,310               4,308
FHLMC
  1.750% due 4/7/08                                                                   575                 575
                                                                                                   ------------
                                                                                                       12,903
                                                                                                   ------------

                                                                                                      VALUE
                                                                                  SHARES              (000)
                                                                               ------------        ------------
MONEY MARKET MUTUAL FUNDS--0.2%

BlackRock Liquidity Funds TempCash Portfolio - Institutional Shares
  (seven-day effective yield 3.31%)                                               180,402                 180

                                                                                                      VALUE
                                                                                  SHARES              (000)
                                                                               ------------        ------------
MONEY MARKET MUTUAL FUNDS--(CONTINUED)

BlackRock Liquidity Funds TempFund Portfolio - Institutional Shares
  (seven-day effective yield 3.28%)                                               180,401          $      180
                                                                                                   ------------
                                                                                                          360
--------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $13,263)                                                                              13,263
--------------------------------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.1%
(IDENTIFIED COST $149,290)                                                                            160,757
                                                                                                   ------------
TOTAL INVESTMENTS--99.1%
(IDENTIFIED COST $149,290)                                                                            160,757 (a)

Other assets and liabilities, net--0.9%                                                                 1,480
                                                                                                   ------------
NET ASSETS--100.0%                                                                                 $  162,237
                                                                                                   ============

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

FFCB
FEDERAL FARM CREDIT BANK

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $19,448 and gross depreciation of $8,891 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $150,200.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e)   Par value represents Brazilian Real.

(f)   The rate shown is the discount rate.

(g)   Illiquid security.

(h)   Amount is less than $500.

Insight Index Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
DOMESTIC COMMON STOCKS--94.2%

ADVERTISING--0.1%
Interpublic Group of Cos., Inc. (The) (b)                        2,200   $    19
Omnicom Group, Inc.                                              1,300        57
                                                                         ---------
                                                                              76
                                                                         ---------
AEROSPACE & DEFENSE--2.8%
Boeing Co. (The)                                                 3,200       238
General Dynamics Corp.                                           1,700       142
Goodrich Corp.                                                     500        29
Honeywell International, Inc.                                    3,100       175
L-3 Communications Holdings, Inc.                                  500        55
Lockheed Martin Corp.                                            1,400       139
Northrop Grumman Corp.                                           1,400       109
Precision Castparts Corp.                                          600        61
Raytheon Co.                                                     1,800       116
Rockwell Collins, Inc.                                             700        40
United Technologies Corp.                                        4,100       282
                                                                         ---------
                                                                           1,386
                                                                         ---------
AGRICULTURAL PRODUCTS--0.2%
Archer-Daniels-Midland Co.                                       2,600       107

AIR FREIGHT & LOGISTICS--0.9%
Expeditors International of Washington, Inc.                       900        41
FedEx Corp.                                                      1,300       120
United Parcel Service, Inc. Class B                              4,300       314
                                                                         ---------
                                                                             475
                                                                         ---------
AIRLINES--0.1%
Southwest Airlines Co.                                           3,100        38

ALUMINUM--0.3%
Alcoa, Inc.                                                      3,500       126

APPAREL RETAIL--0.3%
Abercrombie & Fitch Co. Class A                                    400        29
Gap, Inc. (The)                                                  1,900        37
Limited Brands, Inc.                                             1,400        24
TJX Cos., Inc. (The)                                             1,800        60
                                                                         ---------
                                                                             150
                                                                         ---------
APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Coach, Inc. (b)                                                  1,500        45
Jones Apparel Group, Inc.                                          400         5

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
APPAREL, ACCESSORIES & LUXURY GOODS--(CONTINUED)
Liz Claiborne, Inc.                                                500   $     9
Polo Ralph Lauren Corp.                                            200        12
VF Corp.                                                           400        31
                                                                         ---------
                                                                             102
                                                                         ---------
APPLICATION SOFTWARE--0.4%
Adobe Systems, Inc. (b)                                          2,300        82
Autodesk, Inc. (b)                                               1,000        32
Citrix Systems, Inc. (b)                                           800        23
Compuware Corp. (b)                                              1,400        10
Intuit, Inc. (b)                                                 1,400        38
                                                                         ---------
                                                                             185
                                                                         ---------
ASSET MANAGEMENT & CUSTODY BANKS--1.3%
American Capital Strategies Ltd.                                   750        26
Ameriprise Financial, Inc.                                         980        51
Bank of New York Mellon Corp. (The)                              4,590       191
Federated Investors, Inc. Class B                                  400        16
Franklin Resources, Inc.                                           700        68
Janus Capital Group, Inc.                                          700        16
Legg Mason, Inc.                                                   600        34
Northern Trust Corp.                                               800        53
State Street Corp.                                               1,550       122
T. Rowe Price Group, Inc.                                        1,100        55
                                                                         ---------
                                                                             632
                                                                         ---------
AUTO PARTS & EQUIPMENT--0.2%
Johnson Controls, Inc.                                           2,500        85

AUTOMOBILE MANUFACTURERS--0.2%
Ford Motor Co. (b)                                               8,300        47
General Motors Corp.                                             2,300        44
                                                                         ---------
                                                                              91
                                                                         ---------
AUTOMOTIVE RETAIL--0.1%
AutoNation, Inc. (b)                                               600         9
AutoZone, Inc. (b)                                                 200        23
                                                                         ---------
                                                                              32
                                                                         ---------
BIOTECHNOLOGY--1.3%
Amgen, Inc. (b)                                                  4,400       184
Biogen Idec, Inc. (b)                                            1,200        74
Celgene Corp. (b)                                                1,700       104
Genzyme Corp. (b)                                                1,100        82

Insight Index Fund

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------

BIOTECHNOLOGY--(CONTINUED)
Gilead Sciences, Inc. (b)                                        3,800   $   196
                                                                         ---------
                                                                             640
                                                                         ---------
BREWERS--0.3%
Anheuser-Busch Cos., Inc.                                        3,000       142
Molson Coors Brewing Co. Class B                                   600        32
                                                                         ---------
                                                                             174
                                                                         ---------
BROADCASTING & CABLE TV--0.9%
CBS Corp. Class B                                                2,750        61
Clear Channel Communications, Inc.                               2,100        61
Comcast Corp. Class A                                           12,650       244
DIRECTV Group, Inc. (The) (b)                                    2,900        72
Scripps (E.W.) Co. (The) Class A                                   400        17
                                                                         ---------
                                                                             455
                                                                         ---------
BUILDING PRODUCTS--0.1%
Masco Corp.                                                      1,600        32
Trane, Inc.                                                        700        32
                                                                         ---------
                                                                              64
                                                                         ---------
CASINOS & GAMING--0.1%
International Game Technology                                    1,300        52

COAL & CONSUMABLE FUELS--0.2%
Consol Energy, Inc.                                                700        49
Peabody Energy Corp.                                             1,100        56
                                                                         ---------
                                                                             105
                                                                         ---------
COMMERCIAL PRINTING--0.1%
Donnelley (R.R.) & Sons Co.                                        900        27

COMMUNICATIONS EQUIPMENT--2.5%
Ciena Corp. (b)                                                    400        12
Cisco Systems, Inc. (b)                                         25,100       605
Corning, Inc.                                                    6,500       156
JDS Uniphase Corp. (b)                                             937        13
Juniper Networks, Inc. (b)                                       2,200        55
Motorola, Inc.                                                   9,400        87
QUALCOMM, Inc.                                                   6,800       279
Robinson (C.H.) Worldwide, Inc.                                    700        38
Tellabs, Inc. (b)                                                1,900        10
                                                                         ---------
                                                                           1,255
                                                                         ---------
COMPUTER & ELECTRONICS RETAIL--0.2%
Best Buy Co., Inc.                                               1,450        60
GameStop Corp. Class A (b)                                         700        36

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------

COMPUTER & ELECTRONICS RETAIL--(CONTINUED)
RadioShack Corp.                                                   500   $     8
                                                                         ---------
                                                                             104
                                                                         ---------
COMPUTER HARDWARE--3.8%
Apple, Inc. (b)                                                  3,600       517
Dell, Inc. (b)                                                   9,100       181
Hewlett-Packard Co.                                             10,600       484
International Business Machines Corp.                            5,700       656
Sun Microsystems, Inc. (b)                                       3,550        55
Teradata Corp. (b)                                                 800        18
                                                                         ---------
                                                                           1,911
                                                                         ---------
COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp. (b)                                                    8,700       125
Lexmark International, Inc. Class A (b)                            400        12
NetApp, Inc. (b)                                                 1,400        28
QLogic Corp. (b)                                                   600         9
SanDisk Corp. (b)                                                1,000        23
                                                                         ---------
                                                                             197
                                                                         ---------
CONSTRUCTION & ENGINEERING--0.2%
Fluor Corp.                                                        400        57
Jacobs Engineering Group, Inc. (b)                                 450        33
                                                                         ---------
                                                                              90
                                                                         ---------
CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.0%
Caterpillar, Inc.                                                2,600       204
Cummins, Inc.                                                      800        37
Deere & Co.                                                      1,800       145
Manitowoc Co., Inc. (The)                                          500        20
PACCAR, Inc.                                                     1,550        70
Terex Corp. (b)                                                    400        25
                                                                         ---------
                                                                             501
                                                                         ---------
CONSTRUCTION MATERIALS--0.1%
Vulcan Materials Co.                                               400        27

CONSUMER ELECTRONICS--0.0%
Harman International Industries, Inc.                              200         9

CONSUMER FINANCE--0.7%
American Express Co.                                             4,800       210
Capital One Financial Corp.                                      1,596        79
Discover Financial Services                                      1,950        32
SLM Corp. (b)                                                    2,100        32
                                                                         ---------
                                                                             353
                                                                         ---------

Insight Index Fund

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
DATA PROCESSING & OUTSOURCED SERVICES--0.7%
Affiliated Computer Services, Inc. Class A (b)                     400   $    20
Automatic Data Processing, Inc.                                  2,100        89
Computer Sciences Corp. (b)                                        700        28
Convergys Corp. (b)                                                500         7
Electronic Data Systems Corp.                                    2,200        37
Fidelity National Information Services, Inc.                       700        27
Fiserv, Inc. (b)                                                   700        34
Paychex, Inc.                                                    1,400        48
Total System Services, Inc.                                        725        17
Western Union Co. (The)                                          3,200        68
                                                                         ---------
                                                                             375
                                                                         ---------
DEPARTMENT STORES--0.4%
Dillard's, Inc. Class A                                            300         5
Kohl's Corp. (b)                                                 1,300        56
Macy's, Inc.                                                     1,860        43
Nordstrom, Inc.                                                    800        26
Penney (J.C.) Co., Inc.                                            900        34
Sears Holdings Corp. (b)                                           300        30
                                                                         ---------
                                                                             194
                                                                         ---------
DISTILLERS & VINTNERS--0.1%
Brown-Forman Corp. Class B                                         400        26
Constellation Brands, Inc. Class A (b)                             900        16
                                                                         ---------
                                                                              42
                                                                         ---------
DISTRIBUTORS--0.1%
Genuine Parts Co.                                                  700        28

DIVERSIFIED BANKS--1.7%
Comerica, Inc.                                                     600        21
U.S. Bancorp                                                     7,000       227
Wachovia Corp.                                                   8,110       219
Wells Fargo & Co.                                               13,900       404
                                                                         ---------
                                                                             871
                                                                         ---------
DIVERSIFIED CHEMICALS--0.8%
Ashland, Inc.                                                      200         9
Dow Chemical Co. (The)                                           3,900       144
du Pont (E.I.) de Nemours & Co.                                  3,700       173
Eastman Chemical Co.                                               300        19
Hercules, Inc.                                                     600        11
PPG Industries, Inc.                                               700        42
                                                                         ---------
                                                                             398
                                                                         ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.1%
Cintas Corp.                                                       600        17

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--(CONTINUED)
Equifax, Inc.                                                      500   $    17
                                                                         ---------
                                                                              34
                                                                         ---------
DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia) (c)             1,570       151
Titanium Metals Corp.                                              400         6
                                                                         ---------
                                                                             157
                                                                         ---------
DIVERSIFIED REITS--0.1%
Vornado Realty Trust                                               600        52

DRUG RETAIL--0.8%
CVS Caremark Corp.                                               5,974       242
Walgreen Co.                                                     4,100       156
                                                                         ---------
                                                                             398
                                                                         ---------
EDUCATION SERVICES--0.1%
Apollo Group, Inc. Class A (b)                                     600        26

ELECTRIC UTILITIES--2.0%
Allegheny Energy, Inc.                                             700        35
American Electric Power Co., Inc.                                1,700        71
Duke Energy Corp.                                                5,000        89
Edison International                                             1,300        64
Entergy Corp.                                                      800        87
Exelon Corp.                                                     2,700       220
FirstEnergy Corp.                                                1,300        89
FPL Group, Inc.                                                  1,700       107
Pepco Holdings, Inc.                                               900        22
Pinnacle West Capital Corp.                                        400        14
PPL Corp.                                                        1,500        69
Progress Energy, Inc.                                            1,100        46
Southern Co. (The)                                               3,100       110
                                                                         ---------
                                                                           1,023
                                                                         ---------
ELECTRICAL COMPONENTS & EQUIPMENT--0.5%
Cooper Industries Ltd. Class A                                     700        28
Emerson Electric Co.                                             3,200       165
Rockwell Automation, Inc.                                          600        34
                                                                         ---------
                                                                             227
                                                                         ---------
ELECTRONIC EQUIPMENT MANUFACTURERS--0.1%
Agilent Technologies, Inc. (b)                                   1,600        48

ELECTRONIC MANUFACTURING SERVICES--0.2%
Jabil Circuit, Inc.                                                800         8
Molex, Inc.                                                        600        14

Insight Index Fund

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
ELECTRONIC MANUFACTURING SERVICES--(CONTINUED)
Tyco Electronics Ltd.                                            2,100   $    72
                                                                         ---------
                                                                              94
                                                                         ---------
ENVIRONMENTAL & FACILITIES SERVICES--0.2%
Allied Waste Industries, Inc. (b)                                1,300        14
Waste Management, Inc.                                           2,100        71
                                                                         ---------
                                                                              85
                                                                         ---------
FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Monsanto Co.                                                     2,300       256

FOOD DISTRIBUTORS--0.1%
SYSCO Corp.                                                      2,500        73

FOOD RETAIL--0.3%
Kroger Co. (The)                                                 2,900        73
Safeway, Inc.                                                    1,800        53
SUPERVALU, Inc.                                                    836        25
Whole Foods Market, Inc.                                           600        20
                                                                         ---------
                                                                             171
                                                                         ---------
FOOTWEAR--0.2%
NIKE, Inc. Class B                                               1,600       109

FOREST PRODUCTS--0.1%
Weyerhaeuser Co.                                                   900        59

GAS UTILITIES--0.1%
Nicor, Inc.                                                        200         7
Questar Corp.                                                      700        39
                                                                         ---------
                                                                              46
                                                                         ---------
GENERAL MERCHANDISE STORES--0.4%
Big Lots, Inc. (b)                                                 400         9
Family Dollar Stores, Inc.                                         600        12
Target Corp.                                                     3,400       172
                                                                         ---------
                                                                             193
                                                                         ---------
GOLD--0.2%
Newmont Mining Corp.                                             1,900        86

HEALTH CARE DISTRIBUTORS--0.4%
AmerisourceBergen Corp.                                            700        28
Cardinal Health, Inc.                                            1,500        79
McKesson Corp.                                                   1,200        63
Patterson Cos., Inc. (b)                                           600        22
                                                                         ---------
                                                                             192
                                                                         ---------
HEALTH CARE EQUIPMENT--1.8%
Bard (C.R.), Inc.                                                  400        39

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
HEALTH CARE EQUIPMENT--(CONTINUED)
Baxter International, Inc.                                       2,600   $   150
Becton, Dickinson & Co.                                          1,000        86
Boston Scientific Corp. (b)                                      5,463        70
Covidien Ltd.                                                    2,100        93
Hospira, Inc. (b)                                                  650        28
Medtronic, Inc.                                                  4,700       227
St. Jude Medical, Inc. (b)                                       1,400        61
Stryker Corp.                                                    1,000        65
Varian Medical Systems, Inc. (b)                                   500        23
Zimmer Holdings, Inc. (b)                                        1,000        78
                                                                         ---------
                                                                             920
                                                                         ---------
HEALTH CARE FACILITIES--0.0%
Tenet Healthcare Corp. (b)                                       2,000        11

HEALTH CARE SERVICES--0.4%
Express Scripts, Inc. (b)                                        1,000        64
Laboratory Corp. of America Holdings (b)                           500        37
Medco Health Solutions, Inc. (b)                                 2,200        97
Quest Diagnostics, Inc.                                            600        27
                                                                         ---------
                                                                             225
                                                                         ---------
HEALTH CARE TECHNOLOGY--0.0%
IMS Health, Inc.                                                   900        19

HOME ENTERTAINMENT SOFTWARE--0.1%
Electronic Arts, Inc. (b)                                        1,300        65

HOME FURNISHINGS--0.0%
Leggett & Platt, Inc.                                              700        11

HOME IMPROVEMENT RETAIL--0.7%
Home Depot, Inc. (The)                                           6,900       193
Lowe's Cos., Inc.                                                6,100       140
Sherwin-Williams Co. (The)                                         400        20
                                                                         ---------
                                                                             353
                                                                         ---------
HOMEBUILDING--0.1%
Centex Corp.                                                       600        15
Horton (D.R.), Inc.                                              1,100        17
KB Home                                                            400        10
Lennar Corp. Class A                                               700        13
Pulte Homes, Inc.                                                1,100        16
                                                                         ---------
                                                                              71
                                                                         ---------
HOMEFURNISHING RETAIL--0.1%
Bed Bath & Beyond, Inc. (b)                                      1,100        32

Insight Index Fund

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
HOTELS, RESORTS & CRUISE LINES--0.4%
Carnival Corp.                                                   1,800   $    73
Marriott International, Inc. Class A                             1,300        45
Starwood Hotels & Resorts Worldwide, Inc.                          800        41
Wyndham Worldwide Corp.                                            840        17
                                                                         ---------
                                                                             176
                                                                         ---------
HOUSEHOLD APPLIANCES--0.1%
Black & Decker Corp. (The)                                         300        20
Snap-On, Inc.                                                      200        10
Stanley Works (The)                                                300        14
Whirlpool Corp.                                                    300        26
                                                                         ---------
                                                                              70
                                                                         ---------
HOUSEHOLD PRODUCTS--2.4%
Clorox Co. (The)                                                   600        34
Colgate-Palmolive Co.                                            2,100       164
Kimberly-Clark Corp.                                             1,700       110
Procter & Gamble Co. (The)                                      12,852       900
                                                                         ---------
                                                                           1,208
                                                                         ---------
HOUSEWARES & SPECIALTIES--0.1%
Fortune Brands, Inc.                                               600        42
Newell Rubbermaid, Inc.                                          1,200        27
                                                                         ---------
                                                                              69
                                                                         ---------
HUMAN RESOURCES & EMPLOYMENT SERVICES--0.1%
Monster Worldwide, Inc. (b)                                        500        12
Robert Half International, Inc.                                    700        18
                                                                         ---------
                                                                              30
                                                                         ---------
HYPERMARKETS & SUPER CENTERS--1.3%
Costco Wholesale Corp.                                           1,800       117
Wal-Mart Stores, Inc.                                            9,800       516
                                                                         ---------
                                                                             633
                                                                         ---------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
AES Corp. (The) (b)                                              2,700        45
Constellation Energy Group, Inc.                                   700        62
Dynegy, Inc. Class A (b)                                         1,973        15
                                                                         ---------
                                                                             122
                                                                         ---------
INDUSTRIAL CONGLOMERATES--3.8%
3M Co.                                                           2,900       230
General Electric Co. (e)                                        41,700     1,543
Textron, Inc.                                                    1,000        55
Tyco International Ltd.                                          2,000        88
                                                                         ---------
                                                                           1,916
                                                                         ---------

                                                                           VALUE
                                                                 SHARES    (000)
                                                                -------- ---------
INDUSTRIAL GASES--0.4%
Air Products and Chemicals, Inc.                                   900   $    83
Praxair, Inc.                                                    1,300       109
                                                                         ---------
                                                                             192
                                                                         ---------
INDUSTRIAL MACHINERY--0.7%
Danaher Corp.                                                    1,000        76
Dover Corp.                                                        800        33
Eaton Corp.                                                        600        48
Illinois Tool Works, Inc.                                        1,700        82
ITT Corp.                                                          700        36
Pall Corp.                                                         500        18
Parker Hannifin Corp.                                              650        45
                                                                         ---------
                                                                             338
                                                                         ---------
INDUSTRIAL REITS--0.1%
ProLogis                                                         1,100        65

INSURANCE BROKERS--0.2%
AON Corp.                                                        1,200        48
Marsh & McLennan Cos., Inc.                                      2,200        54
                                                                         ---------
                                                                             102
                                                                         ---------
INTEGRATED OIL & GAS--7.4%
Chevron Corp.                                                    8,689       742
ConocoPhillips                                                   6,600       503
Exxon Mobil Corp. (e)                                           22,600     1,911
Hess Corp.                                                       1,100        97
Marathon Oil Corp.                                               2,956       135
Murphy Oil Corp.                                                   800        66
Occidental Petroleum Corp.                                       3,400       249
                                                                         ---------
                                                                           3,703
                                                                         ---------
INTEGRATED TELECOMMUNICATION SERVICES--3.0%
AT&T, Inc.                                                      25,092       961
CenturyTel, Inc.                                                   500        17
Citizens Communications Co.                                      1,500        16
Embarq Corp.                                                       602        24
Qwest Communications International, Inc.                         6,500        29
Verizon Communications, Inc.                                    11,900       434
Windstream Corp.                                                 2,181        26
                                                                         ---------
                                                                           1,507
                                                                         ---------
INTERNET RETAIL--0.3%
Amazon.com, Inc. (b)                                             1,300        93
Expedia, Inc. (b)                                                  850        18
IAC/InterActiveCorp. (b)                                           900        19
                                                                         ---------
                                                                             130
                                                                         ---------

Insight Index Fund

                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
INTERNET SOFTWARE & Services--1.6%
Akamai Technologies, Inc. (b)                         700   $       20
eBay, Inc. (b)                                      4,600          137
Google, Inc. Class A (b)                            1,000          441
VeriSign, Inc. (b)                                    900           30
Yahoo!, Inc. (b)                                    5,400          156
                                                            ------------
                                                                   784
                                                            ------------

INVESTMENT BANKING & Brokerage--1.5%
Bear Stearns Cos., Inc. (The)                         500            5
Charles Schwab Corp. (The)                          4,000           75
E*TRADE Financial Corp. (b)                         2,000            8
Goldman Sachs Group, Inc. (The)                     1,600          265
Lehman Brothers Holdings, Inc.                      2,200           83
Merrill Lynch & Co., Inc.                           3,500          143
Morgan Stanley                                      4,300          196
                                                            ------------
                                                                   775
                                                            ------------

IT CONSULTING & OTHER SERVICES--0.1%
Cognizant Technology Solutions Corp. Class A (b)    1,200           35
Unisys Corp. (b)                                    1,800            8
                                                            ------------
                                                                    43
                                                            ------------

LEISURE PRODUCTS--0.1%
Brunswick Corp.                                       500            8
Hasbro, Inc.                                          600           17
Mattel, Inc.                                        1,600           32
                                                            ------------
                                                                    57
                                                            ------------

LIFE & HEALTH INSURANCE--1.3%
AFLAC, Inc.                                         2,000          130
Lincoln National Corp.                              1,130           59
MetLife, Inc.                                       3,100          187
Principal Financial Group, Inc. (The)               1,100           61
Prudential Financial, Inc.                          1,900          149
Torchmark Corp.                                       400           24
Unum Group                                          1,600           35
                                                            ------------
                                                                   645
                                                            ------------

LIFE SCIENCES TOOLS & SERVICES--0.3%
Applera Corp. - Applied Biosystems Group              700           23
Millipore Corp. (b)                                   200           13
PerkinElmer, Inc.                                     600           15
Thermo Fisher Scientific, Inc. (b)                  1,700           97
Waters Corp. (b)                                      400           22
                                                            ------------
                                                                   170
                                                            ------------

                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
MANAGED HEALTH CARE--0.9%
Aetna, Inc.                                         2,100   $       88
CIGNA Corp.                                         1,200           49
Coventry Health Care, Inc. (b)                        650           26
Humana, Inc. (b)                                      700           32
UnitedHealth Group, Inc.                            5,300          182
WellPoint, Inc. (b)                                 2,200           97
                                                            ------------
                                                                   474
                                                            ------------

METAL & GLASS CONTAINERS--0.1%
Ball Corp.                                            400           19
Pactiv Corp. (b)                                      500           13
                                                            ------------
                                                                    32
                                                            ------------

MOTORCYCLE MANUFACTURERS--0.1%
Harley-Davidson, Inc.                               1,000           38

MOVIES & ENTERTAINMENT--1.5%
News Corp. Class A                                  9,400          176
Time Warner, Inc.                                  14,700          206
Viacom, Inc. Class B (b)                            2,750          109
Walt Disney Co. (The)                               7,800          245
                                                            ------------
                                                                   736
                                                            ------------

MULTI-LINE INSURANCE--1.4%
American International Group, Inc.                 10,500          454
Assurant, Inc.                                        400           24
Genworth Financial, Inc. Class A                    1,900           43
Hartford Financial Services Group, Inc. (The)       1,300           99
Loews Corp.                                         1,800           72
                                                            ------------
                                                                   692
                                                            ------------

MULTI-SECTOR HOLDINGS--0.1%
Leucadia National Corp.                               700           32

MULTI-UTILITIES--1.0%
Ameren Corp.                                          900           40
CenterPoint Energy, Inc.                            1,400           20
CMS Energy Corp.                                    1,000           14
Consolidated Edison, Inc.                           1,100           44
Dominion Resources, Inc.                            2,300           94
DTE Energy Co.                                        700           27
Integrys Energy Group, Inc.                           265           12
NiSource, Inc.                                      1,200           21
PG&E Corp.                                          1,500           55
Public Service Enterprise Group, Inc.               2,100           84
Sempra Energy                                       1,100           59
TECO Energy, Inc.                                     900           14

Insight Index Fund


                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
MULTI-UTILITIES--(CONTINUED)
Xcel Energy, Inc.                                   1,700   $       34
                                                            ------------
                                                                   518
                                                            ------------

OFFICE ELECTRONICS--0.1%
Xerox Corp.                                         3,900           58

OFFICE REITS--0.1%
Boston Properties, Inc.                               500           46

OFFICE SERVICES & SUPPLIES--0.1%
Avery Dennison Corp.                                  400           20
Pitney Bowes, Inc.                                    900           31
                                                            ------------
                                                                    51
                                                            ------------

OIL & GAS DRILLING--0.6%
ENSCO International, Inc.                             600           37
Noble Corp.                                         1,100           55
Rowan Cos., Inc.                                      500           20
Transocean, Inc. (b)                                1,299          176
                                                            ------------
                                                                   288
                                                            ------------

OIL & GAS EQUIPMENT & SERVICES--1.1%
Baker Hughes, Inc.                                  1,300           89
BJ Services Co.                                     1,200           34
Cameron International Corp. (b)                       900           38
Halliburton Co.                                     3,600          142
National Oilwell Varco, Inc. (b)                    1,500           88
Smith International, Inc.                             800           51
Weatherford International Ltd. (b)                  1,400          101
                                                            ------------
                                                                   543
                                                            ------------

OIL & GAS EXPLORATION & PRODUCTION--1.8%
Anadarko Petroleum Corp.                            1,900          120
Apache Corp.                                        1,400          169
Chesapeake Energy Corp.                             1,900           88
Devon Energy Corp.                                  1,800          188
EOG Resources, Inc.                                 1,000          120
Noble Energy, Inc.                                    700           51
Range Resources Corp.                                 600           38
XTO Energy, Inc.                                    2,025          125
                                                            ------------
                                                                   899
                                                            ------------

OIL & GAS REFINING & MARKETING--0.3%
Sunoco, Inc.                                          500           26
Tesoro Corp.                                          600           18
Valero Energy Corp.                                 2,300          113
                                                            ------------
                                                                   157
                                                            ------------


                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
OIL & GAS STORAGE & TRANSPORTATION--0.4%
El Paso Corp.                                       2,800   $       47
Spectra Energy Corp.                                2,650           60
Williams Cos., Inc. (The)                           2,500           82
                                                            ------------
                                                                   189
                                                            ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--3.5%
Bank of America Corp.                              18,342          695
Citigroup, Inc.                                    20,600          441
JPMorgan Chase & Co.                               13,896          597
                                                            ------------
                                                                 1,733
                                                            ------------

PACKAGED FOODS & MEATS--1.3%
Campbell Soup Co.                                     900           31
ConAgra Foods, Inc.                                 2,100           50
Dean Foods Co.                                        600           12
General Mills, Inc.                                 1,400           84
Heinz (H.J.) Co.                                    1,300           61
Hershey Co. (The)                                     700           26
Kellogg Co.                                         1,100           58
Kraft Foods, Inc. Class A                           6,435          200
McCormick & Co., Inc.                                 500           18
Sara Lee Corp.                                      3,000           42
Tyson Foods, Inc. Class A                           1,100           17
Wrigley (Wm.) Jr. Co.                                 900           57
                                                            ------------
                                                                   656
                                                            ------------

PAPER PACKAGING--0.1%
Bemis Co., Inc.                                       400           10
Sealed Air Corp.                                      700           18
                                                            ------------
                                                                    28
                                                            ------------

PAPER PRODUCTS--0.1%
International Paper Co.                             1,800           49
MeadWestvaco Corp.                                    800           22
                                                            ------------
                                                                    71
                                                            ------------

PERSONAL PRODUCTS--0.2%
Avon Products, Inc.                                 1,800           71
Estee Lauder Cos., Inc. (The) Class A                 500           23
                                                            ------------
                                                                    94
                                                            ------------

PHARMACEUTICALS--5.9%
Abbott Laboratories                                 6,400          353
Allergan, Inc.                                      1,300           73
Barr Pharmaceuticals, Inc. (b)                        400           19
Bristol-Myers Squibb Co.                            8,200          175
Forest Laboratories, Inc. (b)                       1,300           52

Insight Index Fund


                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
PHARMACEUTICALS--(CONTINUED)
Johnson & Johnson                                  11,800   $      765
King Pharmaceuticals, Inc. (b)                      1,100           10
Lilly (Eli) & Co.                                   4,100          211
Merck & Co., Inc.                                   9,000          342
Mylan, Inc.                                         1,100           13
Pfizer, Inc.                                       28,200          590
Schering-Plough Corp.                               6,600           95
Watson Pharmaceuticals, Inc. (b)                      400           12
Wyeth                                               5,500          230
                                                            ------------
                                                                 2,940
                                                            ------------

PHOTOGRAPHIC PRODUCTS--0.0%
Eastman Kodak Co.                                   1,300           23

PROPERTY & CASUALTY INSURANCE--0.8%
Allstate Corp. (The)                                2,300          111
AMBAC Financial Group, Inc.                           500            3
Chubb Corp. (The)                                   1,600           79
Cincinnati Financial Corp.                            704           27
MBIA, Inc.                                            600            7
Progressive Corp. (The)                             3,000           48
Safeco Corp.                                          400           18
Travelers Cos., Inc. (The)                          2,659          127
                                                            ------------
                                                                   420
                                                            ------------

PUBLISHING--0.2%
Gannett Co., Inc.                                   1,000           29
McGraw-Hill Cos., Inc. (The)                        1,400           52
Meredith Corp.                                        200            8
New York Times Co. (The) Class A                      600           11
Washington Post Co. (The) Class B                      25           16
                                                            ------------
                                                                   116
                                                            ------------

RAILROADS--0.9%
Burlington Northern Santa Fe Corp.                  1,200          111
CSX Corp.                                           1,700           95
Norfolk Southern Corp.                              1,600           87
Union Pacific Corp.                                 1,100          138
                                                            ------------
                                                                   431
                                                            ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--0.0%
CB Richard Ellis Group, Inc. Class A (b)              800           17

REGIONAL BANKS--1.0%
BB&T Corp.                                          2,200           71
Fifth Third Bancorp                                 2,200           46
First Horizon National Corp.                          500            7
Huntington Bancshares, Inc.                         1,700           18


                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
REGIONAL BANKS--(CONTINUED)
KeyCorp                                             1,700   $       37
M&T Bank Corp.                                        300           24
Marshall & Ilsley Corp.                             1,200           28
National City Corp.                                 2,600           26
PNC Financial Services Group, Inc. (The)            1,400           92
Regions Financial Corp.                             2,930           58
SunTrust Banks, Inc.                                1,400           77
Zions Bancorp                                         400           18
                                                            ------------
                                                                   502
                                                            ------------

RESIDENTIAL REITS--0.2%
Apartment Investment & Management Co. Class A         425           15
AvalonBay Communities, Inc.                           300           29
Equity Residential                                  1,100           46
                                                            ------------
                                                                    90
                                                            ------------

RESTAURANTS--0.9%
Darden Restaurants, Inc.                              600           20
McDonald's Corp.                                    4,900          273
Starbucks Corp. (b)                                 3,100           54
Wendy's International, Inc.                           400            9
Yum! Brands, Inc.                                   2,100           78
                                                            ------------
                                                                   434
                                                            ------------

RETAIL REITS--0.4%
Developers Diversified Realty Corp.                   500           21
General Growth Properties, Inc.                     1,000           38
Kimco Realty Corp.                                  1,000           39
Simon Property Group, Inc.                            900           84
                                                            ------------
                                                                   182
                                                            ------------

SEMICONDUCTOR EQUIPMENT--0.4%
Applied Materials, Inc.                             5,700          111
KLA-Tencor Corp.                                      800           30
MEMC Electronic Materials, Inc. (b)                   900           64
Novellus Systems, Inc. (b)                            500           10
Teradyne, Inc. (b)                                    700            9
                                                            ------------
                                                                   224
                                                            ------------

SEMICONDUCTORS--1.9%
Advanced Micro Devices, Inc. (b)                    2,400           14
Altera Corp.                                        1,400           26
Analog Devices, Inc.                                1,300           38
Broadcom Corp. Class A (b)                          1,900           37
Intel Corp.                                        24,100          510
Linear Technology Corp.                               900           28

Insight Index Fund


                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
SEMICONDUCTORS--(CONTINUED)
LSI Corp. (b)                                       3,300   $       16
Microchip Technology, Inc.                            800           26
Micron Technology, Inc. (b)                         3,200           19
National Semiconductor Corp.                        1,100           20
NVIDIA Corp. (b)                                    2,250           45
Texas Instruments, Inc.                             5,800          164
Xilinx, Inc.                                        1,300           31
                                                            ------------
                                                                   974
                                                            ------------

SOFT DRINKS--2.0%
Coca-Cola Co. (The)                                 8,200          499
Coca-Cola Enterprises, Inc. (f)                     1,300           31
Pepsi Bottling Group, Inc. (The)                      600           20
PepsiCo, Inc.                                       6,600          477
                                                            ------------
                                                                 1,027
                                                            ------------

SPECIALIZED CONSUMER SERVICES--0.1%
Block (H&R), Inc.                                   1,300           27

SPECIALIZED FINANCE--0.5%
CIT Group, Inc.                                       900           11
CME Group, Inc.                                       200           94
IntercontinentalExchange, Inc. (b)                    300           39
Moody's Corp. (f)                                     900           31
NYSE Euronext                                       1,100           68
                                                            ------------
                                                                   243
                                                            ------------

SPECIALIZED REITS--0.3%
Host Hotels & Resorts, Inc.                         2,300           37
HPC, Inc.                                             900           30
Plum Creek Timber Co., Inc.                           700           29
Public Storage, Inc.                                  500           44
                                                            ------------
                                                                   140
                                                            ------------

SPECIALTY CHEMICALS--0.2%
Ecolab, Inc.                                          700           31
International Flavors & Fragrances, Inc.              300           13
Rohm & Haas Co.                                       500           27
Sigma-Aldrich Corp.                                   500           30
                                                            ------------
                                                                   101
                                                            ------------

SPECIALTY STORES--0.2%
Office Depot, Inc. (b)                              1,300           14
OfficeMax, Inc.                                       400            8
Staples, Inc.                                       3,000           66
Tiffany & Co.                                         500           21
                                                            ------------
                                                                   109
                                                            ------------

                                                               VALUE
                                                  SHARES       (000)
                                                ----------- ------------
STEEL--0.3%
Allegheny Technologies, Inc.                          400   $       29
Nucor Corp.                                         1,200           81
United States Steel Corp.                             500           63
                                                            ------------
                                                                   173
                                                            ------------

SYSTEMS SOFTWARE--2.8%
BMC Software, Inc. (b)                                800           26
CA, Inc.                                            1,693           38
Microsoft Corp.                                    33,200          942
Novell, Inc. (b)                                    1,800           11
Oracle Corp. (b)                                   16,233          318
Symantec Corp. (b)                                  3,566           59
                                                            ------------
                                                                 1,394
                                                            ------------

THRIFTS & MORTGAGE FINANCE--0.6%
Countrywide Financial Corp.                         2,400           13
Fannie Mae                                          4,000          105
Freddie Mac                                         2,700           69
Hudson City Bancorp, Inc.                           2,200           39
MGIC Investment Corp.                                 400            4
Sovereign Bancorp, Inc.                             1,720           16
Washington Mutual, Inc.                             3,642           38
                                                            ------------
                                                                   284
                                                            ------------

TIRES & RUBBER--0.0%
Goodyear Tire & Rubber Co. (The) (b)                  900           23

TOBACCO--1.4%
Altria Group, Inc.                                  8,700          193
Philip Morris International, Inc. (b)               8,700          440
Reynolds American, Inc.                               700           41
UST, Inc.                                             600           33
                                                            ------------
                                                                   707
                                                            ------------

TRADING COMPANIES & DISTRIBUTORS--0.0%
Grainger (W.W.), Inc.                                 300           23

TRUCKING--0.0%
Ryder System, Inc.                                    200           12

WIRELESS TELECOMMUNICATION SERVICES--0.3%
American Tower Corp. Class A (b)                    1,700           67

Insight Index Fund

                                                                VALUE
                                                  SHARES        (000)
                                                ----------- ------------
WIRELESS TELECOMMUNICATION
 SERVICES--(CONTINUED)
Sprint Nextel Corp.                                11,358   $       76
                                                            ------------
                                                                   143
-----------------------------------------------------------------------

TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $40,820)                                       47,222
-----------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--1.2%

INDUSTRIAL MACHINERY--0.1%
Ingersoll-Rand Co. Ltd. Class A
(United States)                                     1,100           49

OIL & GAS DRILLING--0.1%
Nabors Industries Ltd. (Bermuda) (b)                1,200           40

OIL & GAS EQUIPMENT & SERVICES--0.8%
Schlumberger Ltd. (Netherlands)                     4,900          426

PROPERTY & CASUALTY INSURANCE--0.2%
ACE Ltd. (United States)                            1,400           77
XL Capital Ltd. Class A (United States)               700           21
                                                            ------------
                                                                    98
-----------------------------------------------------------------------

TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $321)                                             613
-----------------------------------------------------------------------

RIGHTS--0.0%

COMPUTER STORAGE & PERIPHERALS--0.0%
Seagate Technology Tax Refund Rights (z)            8,400            0
-----------------------------------------------------------------------
TOTAL RIGHTS
(IDENTIFIED COST $0)                                                 0
-----------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--95.4%
(IDENTIFIED COST $41,141)                                       47,835
                                                            ------------

SHORT-TERM INVESTMENTS--4.6%

MONEY MARKET MUTUAL FUNDS--4.1%
AIM STIT-Liquid Assets Portfolio
 (The) - Institutional Shares
 (seven-day effective yield 3.13%)                775,244          775

                                                                VALUE
                                                  SHARES        (000)
                                                ----------  ------------
MONEY MARKET MUTUAL FUNDS--(CONTINUED)

BlackRock Institutional Money Market Trust
 (seven-day effective yield  3.20%) (g)            33,519   $       34
Dreyfus Cash Management Plus, Inc. -
 Institutional Shares (seven-day
 effective yield 3.32%)                               245           -- (h)
Goldman Sachs Financial Square Funds
 - Money Market Fund - Select
 Shares (seven-day effective yield 2.880%)        369,921          370
JPMorgan Prime Money Market Fund -
 Institutional Shares (seven-day
 effective yield 3.11%)                           882,609          883
                                                            ------------
                                                                 2,062
                                                            ------------

                                                 PAR VALUE     VALUE
                                                   (000)       (000)
                                                ----------- ------------
U.S. TREASURY BILLS (i)--0.5%
U.S. Treasury Bill
  3.310% due 5/8/08 (e)                               250          250
-----------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,311)                                         2,312
-----------------------------------------------------------------------


TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $43,452)                                       50,147 (a)

Other assets and liabilities, net--0.0%                             (5)
                                                            ------------
NET ASSETS--100.0%                                          $   50,142
                                                            ============

At March 31, 2008, the Fund had entered into futures contracts as follows (reported in 000's):

                                                      Value of                           Unrealized
                                        Number of     Contracts     Market Value of     Appreciation
                     Expiration Date    Contracts    When Opened       Contracts       (Depreciation)
                     --------------------------------------------------------------------------------
S&P 500 (R) Index            June-08            6    $     1,961    $         1,986    $           25

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,561 and gross depreciation of $4,719 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $45,305.

(b)   Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Illiquid and restricted security. Security valued at fair as determined in good faith by or under the direction of the Trustees. At March 31, 2008, this security amounted to a value of $0 or 0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(e)   All or a portion segregated as collateral for futures contracts.

(f)   All or a portion of security is on loan.

(g) Represents security purchased with cash collateral received for securities on loan.

(h)   Amount is less than $500.

(i)   The rate shown is the discount rate.

Insight Small-Cap Growth Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                            VALUE
                                                            SHARES          (000)
                                                          ----------      ---------
DOMESTIC COMMON STOCKS--98.4%

AEROSPACE & DEFENSE--3.0%
Ceradyne, Inc. (b)                                           7,200        $   230
Teledyne Technologies, Inc. (b)                              9,000            423
                                                                          ---------
                                                                              653
                                                                          ---------

AGRICULTURAL PRODUCTS--2.0%
Darling International, Inc. (b)                             34,450            446

AIRLINES--1.7%
Republic Airways Holdings, Inc. (b)                         17,220            373

APPLICATION SOFTWARE--7.5%
ANSYS, Inc. (b)                                             10,740            371
Blackboard, Inc. (b)                                         3,240            108
Concur Technologies, Inc. (b)                                9,660            300
FactSet Research Systems, Inc.                               4,900            264
Informatica Corp. (b)                                        6,860            117
Nuance Communications, Inc. (b)                             15,300            266
Taleo Corp. Class A (b)                                     11,550            224
                                                                          ---------
                                                                            1,650
                                                                          ---------

AUTO PARTS & EQUIPMENT--1.0%
Aftermarket Technology Corp. (b)                            10,900            212

BIOTECHNOLOGY--3.7%
Alnylam Pharmaceuticals, Inc. (b)                            4,750            116
Cubist Pharmaceuticals, Inc. (b)                             7,400            136
LifeCell Corp. (b)                                           4,200            177
OSI Pharmaceuticals, Inc. (b)                                3,500            131
Trimeris, Inc. (b)                                          14,920             97
United Therapeutics Corp. (b)                                1,900            165
                                                                          ---------
                                                                              822
                                                                          ---------

COAL & CONSUMABLE FUELS--0.8%
Alpha Natural Resources, Inc. (b)                            3,960            172

COMMODITY CHEMICALS--2.0%
Koppers Holdings, Inc.                                       9,970            442

COMMUNICATIONS EQUIPMENT--1.7%
Blue Coat Systems, Inc. (b)                                  3,360             74
Polycom, Inc. (b)                                            7,350            166
Riverbed Technology, Inc. (b)                                3,720             55

                                                                            VALUE
                                                            SHARES          (000)
                                                          ----------      ---------
COMMUNICATIONS EQUIPMENT--(CONTINUED)
ViaSat, Inc. (b)                                             3,900        $    85
                                                                          ---------
                                                                              380
                                                                          ---------

COMPUTER STORAGE & PERIPHERALS--0.4%
Novatel Wireless, Inc. (b)                                   9,160             89

CONSTRUCTION & ENGINEERING--1.5%
Furmanite Corp. (b)                                         12,300            105
Michael Baker Corp. (b)                                      3,080             69
Perini Corp. (b)                                             4,500            163
                                                                          ---------
                                                                              337
                                                                          ---------

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.0%
Wabtec Corp.                                                11,750            442

DISTRIBUTORS--0.5%
LKQ Corp. (b)                                                4,910            110

DIVERSIFIED CHEMICALS--0.4%
LSB Industries, Inc. (b)                                     6,190             91

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--5.2%
Advisory Board Co. (The) (b)                                 5,000            275
China Direct, Inc. (b)                                      14,200            106
Comfort Systems USA, Inc.                                    9,400            122
GeoEye, Inc. (b)                                             8,450            220
Huron Consulting Group, Inc. (b)                             2,000             83
ICF International, Inc. (b)                                  8,100            162
VSE Corp.                                                    6,300            178
                                                                          ---------
                                                                            1,146
                                                                          ---------

EDUCATION SERVICES--1.9%
DeVry, Inc.                                                  9,800            410

ELECTRONIC MANUFACTURING SERVICES--1.3%
Plexus Corp. (b)                                            10,310            289

FERTILIZERS & AGRICULTURAL CHEMICALS--2.6%
CF Industries Holdings, Inc.                                 3,620            375
Terra Industries, Inc. (b)                                   5,690            202
                                                                          ---------
                                                                              577
                                                                          ---------

FOOTWEAR--0.5%
Skechers U.S.A., Inc. Class A (b)                            5,030            102

HEALTH CARE EQUIPMENT--0.3%
IRIS International, Inc. (b)                                 5,200             69

Insight Small-Cap Growth Fund

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ---------
HEALTH CARE FACILITIES--1.6%
AmSurg Corp. (b)                                            15,250     $   361

HEALTH CARE SERVICES--4.9%
Air Methods Corp. (b)                                        3,750         182
Chemed Corp.                                                 8,300         350
HMS Holdings Corp. (b)                                       7,500         214
RehabCare Group, Inc. (b)                                   13,550         203
Res-Care, Inc. (b)                                           7,500         129
                                                                       ---------
                                                                         1,078
                                                                       ---------

HEALTH CARE SUPPLIES--1.3%
Immucor, Inc. (b)                                           13,850         296

HEALTH CARE TECHNOLOGY--1.3%
Phase Forward, Inc. (b)                                     17,200         294

HOME FURNISHINGS--0.4%
Tempur-Pedic International, Inc.                             8,300          91

HUMAN RESOURCES & EMPLOYMENT SERVICES--0.6%
Volt Information Sciences, Inc. (b)                          7,450         126

INDUSTRIAL MACHINERY--5.1%
Actuant Corp. Class A                                       10,660         322
Gardner Denver, Inc. (b)                                    10,190         378
Graham Corp.                                                 9,050         322
Robbins & Myers, Inc.                                        2,840          93
                                                                       ---------
                                                                         1,115
                                                                       ---------

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
NTELOS Holdings Corp.                                       10,000         242

INTERNET RETAIL--1.3%
Nutri/System, Inc. (b)                                       5,200          78
priceline.com, Inc. (b)                                      1,720         208
                                                                       ---------
                                                                           286
                                                                       ---------

INTERNET SOFTWARE & SERVICES--2.8%
Vocus, Inc. (b)                                             13,600         359
WebSense, Inc. (b)                                          14,350         269
                                                                       ---------
                                                                           628
                                                                       ---------

INVESTMENT BANKING & BROKERAGE--1.2%
GFI Group, Inc.                                              4,600         264

LIFE SCIENCES TOOLS & SERVICES--2.0%
Kendle International, Inc. (b)                               6,600         297
Medtox Scientific, Inc. (b)                                 11,020         145
                                                                       ---------
                                                                           442
                                                                       ---------

                                                                         VALUE
                                                            SHARES       (000)
                                                          ----------   ---------
MARINE--0.9%
Excel Maritime Carriers Ltd.                                 6,680     $   196

OFFICE SERVICES & SUPPLIES--0.6%
Miller (Herman), Inc.                                        5,650         139

OIL & GAS DRILLING--1.8%
Atwood Oceanics, Inc. (b)                                    4,290         393

OIL & GAS EQUIPMENT & SERVICES--7.1%
Gulfmark Offshore, Inc. (b)                                  2,800         153
NATCO Group, Inc. Class A (b)                                9,250         433
T-3 Energy Services, Inc. (b)                                8,290         353
Trico Marine Services, Inc. (b)                              5,900         230
W-H Energy Services, Inc. (b)                                5,800         399
                                                                       ---------
                                                                         1,568
                                                                       ---------

OIL & GAS EXPLORATION & PRODUCTION--0.5%
Stone Energy Corp. (b)                                       1,990         104

PAPER PACKAGING--0.5%
Rock-Tenn Co. Class A                                        3,640         109

PERSONAL PRODUCTS--1.4%
Chattem, Inc. (b)                                            4,650         308

PHARMACEUTICALS--2.2%
Caraco Pharmaceutical Laboratories Ltd. (b)                  8,400         151
Sciele Pharma, Inc. (b)                                      7,800         152
Viropharma, Inc. (b)                                         8,950          80
XenoPort, Inc. (b)                                           2,320          94
                                                                       ---------
                                                                           477
                                                                       ---------

PROPERTY & CASUALTY INSURANCE--3.6%
Amtrust Financial Services, Inc.                             8,540         139
Meadowbrook Insurance Group, Inc.                           10,780          84
Navigators Group, Inc. (The) (b)                             7,000         381
Safety Insurance Group, Inc.                                 2,700          92
SeaBright Insurance Holdings, Inc. (b)                       6,200          91
                                                                       ---------
                                                                           787
                                                                       ---------

PUBLISHING--1.7%
Morningstar, Inc. (b)                                        6,260         384

RESTAURANTS--1.8%
Buffalo Wild Wings, Inc. (b)                                 5,750         141
Chipotle Mexican Grill, Inc. (b)                             2,320         263
                                                                       ---------
                                                                           404
                                                                       ---------

SEMICONDUCTORS--4.2%
Amkor Technology, Inc. (b)                                  35,350         378
Hittite Microwave Corp. (b)                                  9,400         352

Insight Small-Cap Growth Fund

                                                                          VALUE
                                                            SHARES        (000)
                                                          ----------    ----------
SEMICONDUCTORS--(CONTINUED)
Sigma Designs, Inc. (b)                                      8,950      $    203
                                                                        ----------
                                                                             933
                                                                        ----------

SOFT DRINKS--0.9%
Hansen Natural Corp. (b)                                     5,300           187

SPECIALIZED CONSUMER SERVICES--1.2%
Sotheby's Holdings, Inc. Class A                             9,470           274

SPECIALIZED REITS--1.8%
Ashford Hospitality Trust, Inc.                             31,800           181
Extra Space Storage, Inc.                                   13,790           223
                                                                        ----------
                                                                             404
                                                                        ----------

SPECIALTY CHEMICALS--0.7%
Innospec, Inc. (c)                                           7,560           160

STEEL--1.4%
Cleveland-Cliffs, Inc.                                       2,600           312

SYSTEMS SOFTWARE--2.5%
MICROS Systems, Inc. (b)                                    12,600           424
Radiant Systems, Inc. (b)                                    9,100           127
                                                                        ----------
                                                                             551
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $23,322)                                                 21,725
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $23,322)                                                 21,725
                                                                        ----------

SHORT-TERM INVESTMENTS--1.6%

MONEY MARKET MUTUAL FUNDS--1.6%
AIM STIT-Liquid Assets Portfolio (The) -
  Institutional Shares (seven-day effective
  yield 3.13%)                                              98,431            98

Goldman Sachs Financial Square Funds -
  Money Market Fund - Select Shares (seven-day effective
  yield 2.880%)                                                511             1

JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day effective yield 3.11%)   248,021           248
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $347)                                                       347
---------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.0%
(IDENTIFIED COST $23,669)                                                 22,072 (a)

Other assets and liabilities, net--0.0%                                       -- (d)
                                                                        ----------
NET ASSETS--100.0%                                                      $ 22,072
                                                                        ==========

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,666 and gross depreciation of $3,264 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $23,670.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(d) Amount is less than $500.

Insight Small-Cap Opportunity Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                          VALUE
                                                            SHARES        (000)
                                                          -----------   ----------
DOMESTIC COMMON STOCKS--98.0%

AEROSPACE & DEFENSE--2.3%
Ceradyne, Inc. (b)                                           48,450     $  1,549
Teledyne Technologies, Inc. (b)                              33,370        1,568
                                                                        ----------
                                                                           3,117
                                                                        ----------

APPAREL RETAIL--4.1%
Aeropostale, Inc. (b)                                        94,450        2,561
Christopher & Banks Corp.                                    87,000          869
Coldwater Creek, Inc. (b)                                   259,100        1,308
Tween Brands, Inc. (b)                                       33,700          834
                                                                        ----------
                                                                           5,572
                                                                        ----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.7%
Phillips-Van Heusen Corp.                                    61,060        2,315

APPLICATION SOFTWARE--2.3%
American Software, Inc. Class A                              76,700          480
SPSS, Inc. (b)                                               67,100        2,602
                                                                        ----------
                                                                           3,082
                                                                        ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.8%
Waddell & Reed Financial, Inc. Class A                       31,400        1,009

AUTO PARTS & EQUIPMENT--0.4%
Aftermarket Technology Corp. (b)                             28,550          555

BIOTECHNOLOGY--0.5%
LifeCell Corp. (b)                                           15,200          639

CATALOG RETAIL--1.2%
Systemax, Inc.                                              134,500        1,622

COAL & CONSUMABLE FUELS--0.4%
USEC, Inc. (b)                                              144,950          536

COMMERCIAL PRINTING--0.7%
M & F Worldwide Corp. (b)                                    24,100          901

COMMODITY CHEMICALS--1.1%
Koppers Holdings, Inc.                                       34,650        1,535

COMMUNICATIONS EQUIPMENT--1.4%
Blue Coat Systems, Inc. (b)                                  85,000        1,873

COMPUTER STORAGE & PERIPHERALS--0.8%
Novatel Wireless, Inc. (b)                                  103,800        1,005

                                                                          VALUE
                                                            SHARES        (000)
                                                          -----------   ----------
CONSTRUCTION & ENGINEERING--1.7%
Perini Corp. (b)                                             61,800     $  2,239

DEPARTMENT STORES--0.3%
Bon-Ton Stores, Inc. (The)                                   72,250          395

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.9%
GeoEye, Inc. (b)                                             48,600        1,263

EDUCATION SERVICES--0.7%
DeVry, Inc.                                                  23,500          983

ELECTRIC UTILITIES--1.1%
Cleco Corp.                                                  64,780        1,437

ELECTRONIC MANUFACTURING SERVICES--2.6%
Methode Electronics, Inc.                                    89,550        1,047
Plexus Corp. (b)                                             87,700        2,460
                                                                        ----------
                                                                           3,507
                                                                        ----------

ENVIRONMENTAL & FACILITIES SERVICES--0.7%
Layne Christensen Co. (b)                                    28,000          981

FERTILIZERS & AGRICULTURAL CHEMICALS--3.1%
CF Industries Holdings, Inc.                                 19,400        2,010
Terra Industries, Inc. (b)                                   61,000        2,168
                                                                        ----------
                                                                           4,178
                                                                        ----------

FOOD DISTRIBUTORS--1.2%
Spartan Stores, Inc.                                         74,750        1,559

FOOD RETAIL--1.1%
Ingles Markets, Inc. Class A                                 28,300          696
Pantry, Inc. (The) (b)                                       38,630          814
                                                                        ----------
                                                                           1,510
                                                                        ----------

HEALTH CARE EQUIPMENT--3.3%
ArthroCare Corp. (b)                                         31,800        1,061
Hologic, Inc. (b)                                            12,100          673
IRIS International, Inc. (b)                                 40,800          541
Meridian Bioscience, Inc.                                    64,800        2,166
                                                                        ----------
                                                                           4,441
                                                                        ----------

HEALTH CARE FACILITIES--0.8%
AmSurg Corp. (b)                                             47,100        1,115

HEALTH CARE SERVICES--2.1%
Apria Healthcare Group, Inc. (b)                             36,300          717

Insight Small-Cap Opportunity Fund

                                                                           VALUE
                                                            SHARES         (000)
                                                          -----------    ----------
HEALTH CARE SERVICES--(CONTINUED)
Inventiv Health, Inc. (b)                                    73,740      $  2,124
                                                                         ----------
                                                                            2,841
                                                                         ----------

HOUSEWARES & SPECIALTIES--1.1%
Tupperware Brands Corp.                                      37,700         1,458

HUMAN RESOURCES & EMPLOYMENT SERVICES--3.3%
Learning Tree International, Inc. (b)                       137,100         1,922
Volt Information Sciences, Inc. (b)                         146,425         2,484
                                                                         ----------
                                                                            4,406
                                                                         ----------

INDUSTRIAL MACHINERY--5.9%
Ampco-Pittsburgh Corp.                                       44,440         1,911
Gardner Denver, Inc. (b)                                     63,340         2,350
Graham Corp.                                                 40,300         1,434
Robbins & Myers, Inc.                                        68,800         2,246
                                                                         ----------
                                                                            7,941
                                                                         ----------

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Cincinnati Bell, Inc. (b)                                   405,950         1,729

INTERNET RETAIL--0.6%
1-800-FLOWERS.COM, Inc. Class A (b)                          91,800           781

INTERNET SOFTWARE & SERVICES--3.7%
Digital River, Inc. (b)                                      41,920         1,298
j2 Global Communications, Inc. (b)                           74,040         1,653
WebSense, Inc. (b)                                          108,700         2,038
                                                                         ----------
                                                                            4,989
                                                                         ----------

INVESTMENT BANKING & BROKERAGE--0.8%
Stifel Financial Corp. (b)                                   11,040           496
SWS Group, Inc.                                              51,500           630
                                                                         ----------
                                                                            1,126
                                                                         ----------

LEISURE FACILITIES--0.4%
Vail Resorts, Inc. (b)                                       11,600           560

LIFE SCIENCES TOOLS & SERVICES--1.5%
Bruker Corp. (b)                                             45,380           699
Parexel International Corp. (b)                              51,700         1,349
                                                                         ----------
                                                                            2,048
                                                                         ----------

MANAGED HEALTH CARE--1.3%
AMERIGROUP Corp. (b)                                         63,500         1,736

METAL & GLASS CONTAINERS--1.1%
Greif, Inc. Class A                                          21,300         1,447

MORTGAGE REITS--0.6%
Capstead Mortgage Corp.                                      70,500           804

                                                                           VALUE
                                                            SHARES         (000)
                                                          -----------    ----------
MULTI-SECTOR HOLDINGS--0.5%
Compass Diversified Trust                                    53,600      $    705

OFFICE REITS--1.3%
Brandywine Realty Trust                                      99,900         1,694

OIL & GAS DRILLING--2.6%
Grey Wolf, Inc. (b)                                         280,310         1,900
Parker Drilling Co. (b)                                     243,270         1,572
                                                                         ----------
                                                                            3,472
                                                                         ----------

OIL & GAS EQUIPMENT & SERVICES--8.5%
Dawson Geophysical Co. (b)                                   42,100         2,842
Hornbeck Offshore Services, Inc. (b)                         67,400         3,078
Mitcham Industries, Inc. (b)                                 34,900           622
NATCO Group, Inc. Class A (b)                                34,700         1,622
T-3 Energy Services, Inc. (b)                                24,600         1,047
Trico Marine Services, Inc. (b)                              56,660         2,208
                                                                         ----------
                                                                           11,419
                                                                         ----------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Stone Energy Corp. (b)                                       26,500         1,386

PACKAGED FOODS & MEATS--1.5%
Cal-Maine Foods, Inc. (e)                                    61,475         2,052

PAPER PACKAGING--1.2%
Rock-Tenn Co. Class A                                        53,950         1,617

PAPER PRODUCTS--0.9%
Buckeye Technologies, Inc. (b)                              111,040         1,239

PHARMACEUTICALS--2.1%
KV Pharmaceutical Co. Class A (b)                            45,350         1,132
Medicis Pharmaceutical Corp. Class A                         34,600           681
Par Pharmaceutical Cos., Inc. (b)                            58,500         1,018
                                                                         ----------
                                                                            2,831
                                                                         ----------

PROPERTY & CASUALTY INSURANCE--4.7%
Amtrust Financial Services, Inc.                            105,600         1,712
Argo Group International Holdings Ltd.
 (Bermuda) (b)(c)                                            27,495           977
National Interstate Corp.                                    17,600           411
RLI Corp.                                                    40,750         2,020
Safety Insurance Group, Inc.                                 36,980         1,262
                                                                         ----------
                                                                            6,382
                                                                         ----------

RAILROADS--0.8%
Genesee & Wyoming, Inc. Class A (b)                          32,320         1,112

REGIONAL BANKS--2.5%
First Citizens BancShares, Inc. Class A                       4,870           679

Insight Small-Cap Opportunity Fund

                                                                            VALUE
                                                            SHARES          (000)
                                                          -----------    -----------
REGIONAL BANKS--(CONTINUED)
First Merchants Corp.                                        29,500      $     842
NBT Bancorp, Inc.                                            43,700            970
Tompkins Financial Corp.                                     17,000            836
                                                                         -----------
                                                                             3,327
                                                                         -----------

RESIDENTIAL REITS--1.6%
Mid-America Apartment Communities, Inc.                      42,600          2,123

SEMICONDUCTOR EQUIPMENT--1.4%
Advanced Energy Industries, Inc. (b)                         35,060            465
Cabot Microelectronics Corp. (b)                             14,350            461
FormFactor, Inc. (b)                                         26,910            514
Mattson Technology, Inc. (b)                                 78,190            476
                                                                         -----------
                                                                             1,916
                                                                         -----------

SEMICONDUCTORS--3.7%
Amkor Technology, Inc. (b)                                  250,100          2,676
Sigma Designs, Inc. (b)                                      36,100            818
Silicon Image, Inc. (b)                                     284,600          1,426
                                                                         -----------
                                                                             4,920
                                                                         -----------

SPECIALIZED CONSUMER SERVICES--0.4%
CPI Corp.                                                    29,150            503

SPECIALIZED REITS--0.6%
Senior Housing Properties Trust                              34,300            813

SPECIALTY CHEMICALS--2.1%
Innospec, Inc. (United Kingdom) (c)                          44,500            944
OM Group, Inc. (b)                                           34,530          1,883
                                                                         -----------
                                                                             2,827
                                                                         -----------

THRIFTS & MORTGAGE FINANCE--0.5%
Northwest Bancorp, Inc.                                      25,230            690

TRADING COMPANIES & DISTRIBUTORS--0.7%
United Rentals, Inc. (b)                                     53,300          1,004

TRUCKING--0.5%
Dollar Thrifty Automotive Group, Inc. (b)                    48,560            662

                                                                            VALUE
                                                            SHARES          (000)
                                                          -----------    -----------
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $152,298)                                                 131,929
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--0.8%

INTERNET SOFTWARE & SERVICES--0.8%
Sohu.com, Inc. (China) (b)                                   22,100      $     998
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,024)                                                       998
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $153,322)                                                 132,927
                                                                         -----------

SHORT-TERM INVESTMENTS--2.4%

MONEY MARKET MUTUAL FUNDS--2.4%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective yield 3.13%)     379,812            380
BlackRock Institutional Money Market Trust (seven-day
 effective yield 3.20%) (d)                               2,344,602          2,345
Dreyfus Cash Management Plus, Inc. -
 Institutional Shares (seven-day effective yield 3.32%)           4             -- (f)
Goldman Sachs Financial Square Funds - Money Market
 Fund - Select Shares (seven-day effective yield 2.88%)     139,347            139
JPMorgan Prime Money Market Fund -
 Institutional Shares (seven-day effective yield 3.11%)     375,400            375
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,239)                                                     3,239
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--101.2%
(IDENTIFIED COST $156,561)                                                 136,166 (a)

Other assets and liabilities, net--(1.2)%                                   (1,567)
                                                                         -----------
NET ASSETS--100.0%                                                       $ 134,599
                                                                         ===========

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $6,660 and gross depreciation of $28,165 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $157,671.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Represents security purchased with cash collateral received for securities on loan.

(e) All or a portion of security is on loan.

(f) Amount is less than $500.

Insight Small-Cap Value Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
DOMESTIC COMMON STOCKS--95.0%

AIRLINES--0.7%
Republic Airways Holdings, Inc. (b)                         31,600      $    684

ALTERNATIVE CARRIERS--1.3%
Premiere Global Services, Inc. (b)                          87,800         1,259

APPAREL, ACCESSORIES & LUXURY GOODS--2.3%
Perry Ellis International, Inc. (b)                         40,250           879
UniFirst Corp.                                              16,850           625
Warnaco Group, Inc. (The) (b)                               20,300           800
                                                                        ----------
                                                                           2,304
                                                                        ----------

ASSET MANAGEMENT & CUSTODY BANKS--0.6%
GAMCO Investors, Inc. Class A                               12,600           635

AUTO PARTS & EQUIPMENT--1.0%
Aftermarket Technology Corp. (b)                            49,650           965

BROADCASTING & CABLE TV--1.9%
Belo Corp. Class A                                          27,850           294
Lin TV Corp. Class A (b)                                    72,700           699
Sinclair Broadcast Group, Inc. Class A                     102,850           916
                                                                        ----------
                                                                           1,909
                                                                        ----------

COAL & CONSUMABLE FUELS--1.3%
Alpha Natural Resources, Inc. (b)                           29,600         1,286

COMMERCIAL PRINTING--0.4%
Deluxe Corp.                                                22,000           423

COMMODITY CHEMICALS--2.2%
Koppers Holdings, Inc.                                      40,400         1,790
Spartech Corp.                                              47,950           405
                                                                        ----------
                                                                           2,195
                                                                        ----------

COMPUTER STORAGE & PERIPHERALS--1.3%
QLogic Corp. (b)                                            82,900         1,272

CONSUMER FINANCE--0.6%
Advance America Cash Advance Centers, Inc.                  77,000           581

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
InfoUSA, Inc.                                               27,537           168

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
GeoEye, Inc. (b)                                            11,100           288

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
DIVERSIFIED REITS--1.2%
PS Business Parks, Inc.                                     22,450      $  1,165

ELECTRIC UTILITIES--3.2%
El Paso Electric Co. (b)                                    60,600         1,295
Portland General Electric Co.                               64,700         1,459
Unisource Energy Corp.                                      19,300           430
                                                                        ----------
                                                                           3,184
                                                                        ----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Woodward Governor Co.                                       37,200           994

ELECTRONIC EQUIPMENT MANUFACTURERS--2.9%
Littelfuse, Inc. (b)                                        45,700         1,598
Technitrol, Inc.                                            53,750         1,243
                                                                        ----------
                                                                           2,841
                                                                        ----------

ELECTRONIC MANUFACTURING SERVICES--1.4%
Methode Electronics, Inc.                                   82,950           970
Nam Tai Electronics, Inc.                                   42,800           411
                                                                        ----------
                                                                           1,381
                                                                        ----------

ENVIRONMENTAL & FACILITIES SERVICES--1.2%
Casella Waste Systems, Inc. Class A (b)                     36,700           401
Waste Connections, Inc. (b)                                 26,550           816
                                                                        ----------
                                                                           1,217
                                                                        ----------

GAS UTILITIES--2.6%
Laclede Group, Inc. (The)                                   16,150           575
Northwest Natural Gas Co.                                   27,000         1,173
Southwest Gas Corp.                                         29,150           815
                                                                        ----------
                                                                           2,563
                                                                        ----------

HEALTH CARE EQUIPMENT--0.4%
CONMED Corp. (b)                                            16,450           422

HEALTH CARE FACILITIES--2.1%
AmSurg Corp. (b)                                            66,350         1,571
MedCath Corp. (b)                                           29,350           534
                                                                        ----------
                                                                           2,105
                                                                        ----------

HEALTH CARE SERVICES--2.2%
Alliance Imaging, Inc. (b)                                  95,800           824
Apria Healthcare Group, Inc. (b)                            17,200           340
RehabCare Group, Inc. (b)                                   40,700           611

Insight Small-Cap Value Fund

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
HEALTH CARE SERVICES--(CONTINUED)
Res-Care, Inc. (b)                                          26,500      $    454
                                                                        ----------
                                                                           2,229
                                                                        ----------

HOTELS, RESORTS & CRUISE LINES--0.3%
Interstate Hotels & Resorts, Inc. (b)                       62,950           301

HOUSEWARES & SPECIALTIES--0.5%
Blyth, Inc.                                                 26,100           515

HYPERMARKETS & SUPER CENTERS--1.5%
BJ's Wholesale Club, Inc. (b)                               43,200         1,542

INDUSTRIAL CONGLOMERATES--1.2%
Tredegar Corp.                                              64,450         1,174

INDUSTRIAL MACHINERY--1.1%
Columbus McKinnon Corp. (b)                                 34,900         1,081

INTEGRATED TELECOMMUNICATION SERVICES--1.5%
Cincinnati Bell, Inc. (b)                                  115,150           491
Consolidated Communications Holdings, Inc.                  27,200           411
NTELOS Holdings Corp.                                       23,650           572
                                                                        ----------
                                                                           1,474
                                                                        ----------

INVESTMENT BANKING & BROKERAGE--0.9%
Evercore Partners, Inc. Class A                             48,600           863

IT CONSULTING & OTHER SERVICES--4.0%
Acxiom Corp.                                                87,500         1,039
MPS Group, Inc. (b)                                         34,200           404
SAIC, Inc. (b)                                              79,500         1,478
SYKES Enterprises, Inc. (b)                                 59,700         1,050
                                                                        ----------
                                                                           3,971
                                                                        ----------

LEISURE PRODUCTS--1.1%
Callaway Golf Co.                                           34,700           509
RC2 Corp. (b)                                               29,850           626
                                                                        ----------
                                                                           1,135
                                                                        ----------

LIFE SCIENCES TOOLS & SERVICES--0.6%
Varian, Inc. (b)                                            10,800           626

MANAGED HEALTH CARE--0.4%
Magellan Health Services, Inc. (b)                          11,200           445

METAL & GLASS CONTAINERS--0.2%
AEP Industries, Inc. (b)                                     6,900           209

MORTGAGE REITS--0.3%
Capstead Mortgage Corp.                                     30,200           344

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
MULTI-LINE INSURANCE--1.2%
Horace Mann Educators Corp.                                 70,300      $  1,229

OFFICE SERVICES & SUPPLIES--0.3%
Knoll, Inc.                                                 30,250           349

OIL & GAS DRILLING--1.3%
Grey Wolf, Inc. (b)                                        183,900         1,247

OIL & GAS EQUIPMENT & SERVICES--3.3%
Hornbeck Offshore Services, Inc. (b)                        20,750           948
Key Energy Services, Inc. (b)                               67,200           902
SEACOR Holdings, Inc. (b)                                   16,800         1,434
                                                                        ----------
                                                                           3,284
                                                                        ----------

OIL & GAS EXPLORATION & PRODUCTION--6.1%
Bois d'Arc Energy, Inc. (b)                                 32,800           705
Stone Energy Corp. (b)                                      39,200         2,050
W&T Offshore, Inc.                                          39,600         1,351
Whiting Petroleum Corp. (b)                                 31,000         2,004
                                                                        ----------
                                                                           6,110
                                                                        ----------

PAPER PACKAGING--1.8%
Rock-Tenn Co. Class A                                       61,450         1,842

PAPER PRODUCTS--1.5%
Buckeye Technologies, Inc. (b)                             130,300         1,454

PROPERTY & CASUALTY INSURANCE--4.1%
American Physicians Capital, Inc.                           13,100           608
Harleysville Group, Inc.                                    14,300           516
Navigators Group, Inc. (The) (b)                            30,350         1,651
SeaBright Insurance Holdings, Inc. (b)                      28,850           425
Selective Insurance Group, Inc.                             15,700           375
United Fire & Casualty Co.                                  12,600           471
                                                                        ----------
                                                                           4,046
                                                                        ----------

PUBLISHING--1.1%
Scholastic Corp. (b)                                        36,500         1,105

REGIONAL BANKS--8.2%
City Holding Co.                                            17,400           694
Community Bank System, Inc.                                 34,500           847
Community Trust Bancorp, Inc.                               30,700           900
First Merchants Corp.                                       30,862           881
Independent Bank Corp.                                      30,850           912
MB Financial, Inc.                                          15,300           471
NBT Bancorp, Inc.                                           38,200           848
Renasant Corp.                                              26,600           598
Sterling Bancorp                                            43,900           682
SVB Financial Group (b)                                     19,200           838

Insight Small-Cap Value Fund

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
REGIONAL BANKS--(CONTINUED)
UMB Financial Corp.                                         12,650      $    521
                                                                        ----------
                                                                           8,192
                                                                        ----------

REINSURANCE--1.4%
Max Capital Group Ltd.                                      51,550         1,350

RESTAURANTS--1.1%
CBRL Group, Inc.                                            30,500         1,091

RETAIL REITS--0.6%
Ramco-Gershenson Properties Trust                           26,350           556

SEMICONDUCTOR EQUIPMENT--0.9%
Entegris, Inc. (b)                                          67,900           488
Photronics, Inc. (b)                                        48,000           459
                                                                        ----------
                                                                             947
                                                                        ----------

SEMICONDUCTORS--0.5%
ON Semiconductor Corp. (b)                                  96,663           549

SOFT DRINKS--0.5%
Coca-Cola Bottling Co. Consolidated                          7,350           453

SPECIALIZED REITS--3.1%
FelCor Lodging Trust, Inc.                                  45,750           551
Nationwide Health Properties, Inc.                          25,100           847
Potlatch Corp.                                              41,000         1,692
                                                                        ----------
                                                                           3,090
                                                                        ----------

SPECIALTY CHEMICALS--4.5%
Innospec, Inc.                                              29,900           634
Minerals Technologies, Inc.                                 20,000         1,256
Rockwood Holdings, Inc. (b)                                 50,500         1,655
Sensient Technologies Corp.                                 30,300           893
                                                                        ----------
                                                                           4,438
                                                                        ----------

SPECIALTY STORES--0.6%
Barnes & Noble, Inc.                                        18,900           579

STEEL--0.7%
Quanex Corp.                                                13,050           675

TECHNOLOGY DISTRIBUTORS--1.1%
Tech Data Corp. (b)                                         34,850         1,143

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
TRADING COMPANIES & DISTRIBUTORS--1.4%
H&E Equipment Services, Inc. (b)                            61,400      $    772
Rush Enterprises, Inc. Class A (b)                          36,700           581
                                                                        ----------
                                                                           1,353
                                                                        ----------

TRUCKING--2.2%
Old Dominion Freight Line, Inc. (b)                         34,500         1,098
Werner Enterprises, Inc.                                    59,700         1,108
                                                                        ----------
                                                                           2,206
                                                                        ----------

WIRELESS TELECOMMUNICATION SERVICES--1.6%
Syniverse Holdings, Inc. (b)                                97,700         1,628
---------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $103,117)                                                94,666
---------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--3.3%

PROPERTY & CASUALTY INSURANCE--1.6%
Aspen Insurance Holdings Ltd. (Bermuda)                     59,550         1,571

REINSURANCE--1.7%
Platinum Underwriters Holdings Ltd. (Bermuda)               52,800         1,714
---------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,325)                                                   3,285
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $106,442)                                                97,951
                                                                        ----------

SHORT-TERM INVESTMENTS--1.8%

MONEY MARKET MUTUAL FUNDS--1.8%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective yield 3.13%)    911,724           912
JPMorgan Prime Money Market Fund -
 Institutional Shares (seven-day effective yield 3.11%)    842,451           842
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $1,754)                                                   1,754
---------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $108,196)                                                99,705 (a)

Other assets and liabilities, net--(0.1)%                                    (77)
                                                                        ----------
NET ASSETS--100.0%                                                      $ 99,628
                                                                        ==========

ABBREVIATIONS:

REIT
REAL ESTATE INVESTMENT TRUST

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $4,854 and gross depreciation of $13,949 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $108,800.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

Insight Value Equity Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
DOMESTIC COMMON STOCKS--91.0%

AEROSPACE & DEFENSE--2.3%
Goodrich Corp.                                              49,700      $  2,858
Lockheed Martin Corp.                                       17,800         1,768
Northrop Grumman Corp.                                      15,600         1,214
                                                                        ----------
                                                                           5,840
                                                                        ----------

ASSET MANAGEMENT & CUSTODY BANKS--2.2%
State Street Corp.                                          70,400         5,562

AUTOMOTIVE RETAIL--0.6%
AutoZone, Inc. (b)                                          13,300         1,514

COMMODITY CHEMICALS--1.8%
Celanese Corp. Series A                                    119,700         4,674

COMMUNICATIONS EQUIPMENT--0.8%
Cisco Systems, Inc. (b)                                     82,100         1,978

COMPUTER HARDWARE--2.9%
Hewlett-Packard Co.                                        163,100         7,447

COMPUTER STORAGE & PERIPHERALS--1.4%
Western Digital Corp. (b)                                  133,600         3,613

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--2.4%
Cummins, Inc.                                               24,100         1,128
Deere & Co.                                                 63,600         5,116
                                                                        ----------
                                                                           6,244
                                                                        ----------

DIVERSIFIED BANKS--2.9%
U.S. Bancorp                                               128,800         4,168
Wachovia Corp.                                              71,821         1,939
Wells Fargo & Co.                                           47,600         1,385
                                                                        ----------
                                                                           7,492
                                                                        ----------

DIVERSIFIED METALS & MINING--1.6%
Freeport-McMoRan Copper & Gold, Inc.
 (Indonesia) (c)                                            43,723         4,207

ELECTRIC UTILITIES--0.8%
FPL Group, Inc.                                             32,100         2,014

FERTILIZERS & AGRICULTURAL CHEMICALS--2.0%
CF Industries Holdings, Inc.                                14,800         1,533
Mosaic Co. (The) (b)                                        36,400         3,735
                                                                        ----------
                                                                           5,268
                                                                        ----------

                                                                          VALUE
                                                           SHARES         (000)
                                                         -----------    ----------
FOOD RETAIL--3.1%
Kroger Co. (The)                                           204,200      $  5,187
SUPERVALU, Inc.                                             91,300         2,737
                                                                        ----------
                                                                           7,924
                                                                        ----------

GAS UTILITIES--2.2%
ONEOK, Inc.                                                125,700         5,610

HEALTH CARE DISTRIBUTORS--1.0%
AmerisourceBergen Corp.                                     22,700           930
McKesson Corp.                                              31,900         1,671
                                                                        ----------
                                                                           2,601
                                                                        ----------

HEALTH CARE SERVICES--0.7%
Express Scripts, Inc. (b)                                   27,200         1,749

INDUSTRIAL CONGLOMERATES--2.3%
General Electric Co.                                        66,600         2,465
Textron, Inc.                                               60,900         3,375
                                                                        ----------
                                                                           5,840
                                                                        ----------

INDUSTRIAL MACHINERY--1.0%
Parker Hannifin Corp.                                       36,200         2,508

INTEGRATED OIL & GAS--16.6%
Chevron Corp.                                               94,400         8,058
ConocoPhillips                                             141,610        10,792
Exxon Mobil Corp.                                          150,200        12,704
Hess Corp.                                                  27,800         2,451
Marathon Oil Corp.                                          49,500         2,257
Occidental Petroleum Corp.                                  88,200         6,454
                                                                        ----------
                                                                          42,716
                                                                        ----------

INTEGRATED TELECOMMUNICATION SERVICES--8.1%
AT&T, Inc.                                                 295,587        11,321
Embarq Corp.                                               118,400         4,748
Verizon Communications, Inc.                               127,600         4,651
                                                                        ----------
                                                                          20,720
                                                                        ----------

INTERNET RETAIL--0.7%
Expedia, Inc. (b)                                           83,300         1,823

INVESTMENT BANKING & BROKERAGE--2.4%
Goldman Sachs Group, Inc. (The)                             36,800         6,086

LIFE & HEALTH INSURANCE--1.9%
MetLife, Inc.                                               80,000         4,821

Insight Value Equity Fund

                                                                            VALUE
                                                            SHARES          (000)
                                                         -------------   -----------
LIFE SCIENCES TOOLS & SERVICES--1.5%
Invitrogen Corp. (b)                                          45,600     $   3,897

MANAGED HEALTH CARE--1.5%
CIGNA Corp.                                                   57,900         2,349
Humana, Inc. (b)                                              34,050         1,527
                                                                         -----------
                                                                             3,876
                                                                         -----------

METAL & GLASS CONTAINERS--2.1%
Owens-Illinois, Inc. (b)                                      97,800         5,519

MULTI-LINE INSURANCE--2.3%
Assurant, Inc.                                                96,400         5,867

MULTI-UTILITIES--1.6%
Public Service Enterprise Group, Inc.                        100,300         4,031

OIL & GAS EQUIPMENT & SERVICES--0.5%
National Oilwell Varco, Inc. (b)                              23,700         1,384

OIL & GAS REFINING & MARKETING--2.0%
Valero Energy Corp.                                          102,400         5,029

OTHER DIVERSIFIED FINANCIAL SERVICES--5.1%
Bank of America Corp.                                        160,300         6,077
JPMorgan Chase & Co.                                         165,900         7,125
                                                                         -----------
                                                                            13,202
                                                                         -----------

PHARMACEUTICALS--3.6%
Merck & Co., Inc.                                             91,600         3,476
Perrigo Co.                                                   38,600         1,457
Pfizer, Inc.                                                 201,100         4,209
                                                                         -----------
                                                                             9,142
                                                                         -----------

PROPERTY & CASUALTY INSURANCE--1.5%
Chubb Corp. (The)                                             37,300         1,846
Travelers Cos., Inc. (The)                                    42,300         2,024
                                                                         -----------
                                                                             3,870
                                                                         -----------

STEEL--3.2%
AK Steel Holding Corp.                                        42,900         2,335
ArcelorMittal                                                 34,900         2,855
United States Steel Corp.                                     24,200         3,070
                                                                         -----------
                                                                             8,260
                                                                         -----------

                                                                            VALUE
                                                            SHARES          (000)
                                                         -------------   -----------
TECHNOLOGY DISTRIBUTORS--2.1%
Avnet, Inc. (b)                                               71,500         2,340
Ingram Micro, Inc. Class A (b)                               201,300         3,187
                                                                         -----------
                                                                             5,527
                                                                         -----------

TOBACCO--2.3%
Loews Corp. - Carolina Group                                  81,900     $   5,942
-----------------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $217,627)                                                 233,797
-----------------------------------------------------------------------------------

FOREIGN COMMON STOCKS (c)--8.0%

COMMUNICATIONS EQUIPMENT--0.8%
Nokia Oyj Sponsored ADR (Finland)                             67,900         2,161

PACKAGED FOODS & MEATS--3.1%
Unilever N.V. NY Registered Shares
 (Netherlands)                                               231,900         7,822

PROPERTY & CASUALTY INSURANCE--1.3%
ACE Ltd. (United States)                                      60,200         3,315

REINSURANCE--2.8%
Arch Capital Group Ltd. (United States) (b)                  104,400         7,169
-----------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $19,317)                                                   20,467
-----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.0%
(IDENTIFIED COST $236,944)                                                 254,264
                                                                         -----------

SHORT-TERM INVESTMENTS--1.1%

MONEY MARKET MUTUAL FUNDS--1.1%
AIM STIT-Liquid Assets Portfolio (The) -
 Institutional Shares (seven-day effective yield 3.13%)    1,410,001         1,410
JPMorgan Prime Money Market Fund -
 Institutional Shares (seven-day effective yield 3.11%)    1,412,342         1,412
-----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,822)                                                     2,822
-----------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $239,766)                                                 257,086 (a)

Other assets and liabilities, net--(0.1)%                                     (244)
                                                                         -----------
NET ASSETS--100.0%                                                       $ 256,842
                                                                         ===========

Insight Value Equity Fund

ABBREVIATIONS:

ADR
AMERICAN DEPOSITARY RECEIPT

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $34,719 and gross depreciation of $17,458 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $239,825.

(b) Non-income producing.

(c) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

Insight Bond Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
U.S. GOVERNMENT SECURITIES--24.2%

U.S. TREASURY BONDS--0.5%
U.S. Treasury Bond
   6.250% due 8/15/23                                 $     490     $     603

U.S. TREASURY NOTES--23.7%
U.S. Treasury Note
   4.875% due 5/15/09                                    24,515        25,411
   2.750% due 2/28/13                                     6,170         6,255
   4.750% due 8/15/17                                       250           277
                                                                    -----------
                                                                       31,943
------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $32,116)                                              32,546
------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--33.4%

FNCL
   4.500% due 4/1/37                                     12,084        11,662
FNMA
   5.000% due 12/1/22                                     4,618         4,667
   5.000% due 2/1/37                                     16,107        15,959
   5.000% due 3/1/37                                     12,793        12,672
------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $44,528)                                              44,960
------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--20.2%

AEROSPACE & DEFENSE--0.2%
Honeywell International, Inc.
   5.300% due 3/1/18                                        265           272

APPLICATION SOFTWARE--0.2%
Intuit, Inc.
   5.750% due 3/15/17                                       295           286

ASSET MANAGEMENT & CUSTODY BANKS--0.3%
Janus Capital Group, Inc.
   6.250% due 6/15/12                                       235           239
State Street Capital Trust III
   8.250% due 3/15/11 (c)                                   115           115
                                                                    -----------
                                                                          354
                                                                    -----------

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
BROADCASTING & CABLE TV--0.5%
Clear Channel Communications, Inc.
   7.650% due 9/15/10                                 $     265     $     280
United Artists Theatre Circuit, Inc. Series BD-1
   9.300% due 7/1/15 (e)                                     19            20
Viacom, Inc.
   5.750% due 4/30/11                                       425           429
                                                                    -----------
                                                                          729
                                                                    -----------

COMMERCIAL PRINTING--0.3%
Donnelley (R.R.) & Sons Co.
   5.625% due 1/15/12                                       205           203
   6.125% due 1/15/17                                       205           188
                                                                    -----------
                                                                          391
                                                                    -----------

COMMUNICATIONS EQUIPMENT--0.3%
Cisco Systems, Inc.
   5.500% due 2/22/16                                       335           347

CONSUMER FINANCE--1.3%
American Express Co.
   6.150% due 8/28/17                                       275           274
   7.000% due 3/19/18                                       265           278
American General Finance Corp.
   5.750% due 9/15/16                                       310           285
Capital One Financial Corp.
   5.700% due 9/15/11                                       405           382
   6.150% due 9/1/16                                        470           395
John Deere Capital Corp.
   5.350% due 4/3/18                                        180           179
                                                                    -----------
                                                                        1,793
                                                                    -----------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Fiserv, Inc.
   6.125% due 11/20/12                                      580           598

ELECTRIC UTILITIES--1.2%
Appalachian Power Co.
   5.550% due 4/1/11                                        525           536
Florida Power Corp.
   6.650% due 7/15/11                                       610           659
Nevada Power Co. Series R
   6.750% due 7/1/37                                        180           173

Insight Bond Fund

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
ELECTRIC UTILITIES--(CONTINUED)
Reliant Energy, Inc.
   6.750% due 12/15/14                                $     220     $     225
                                                                    -----------
                                                                        1,593
                                                                    -----------

FOOD RETAIL--0.2%
Safeway, Inc.
   6.500% due 3/1/11                                        320           340

GAS UTILITIES--0.3%
Atmos Energy Corp.
   6.350% due 6/15/17                                       355           363

HEALTH CARE SERVICES--0.2%
Quest Diagnostics, Inc.
   6.400% due 7/1/17                                        285           287

HOME FURNISHINGS--0.2%
Mohawk Industries, Inc.
   5.750% due 1/15/11                                       280           297

HYPERMARKETS & SUPER CENTERS--0.2%
Costco Wholesale Corp.
   5.500% due 3/15/17                                       325           336

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
MidAmerican Energy Co.
   5.650% due 7/15/12                                       280           296
   5.800% due 10/15/36                                      460           437
                                                                    -----------
                                                                          733
                                                                    -----------

INTEGRATED TELECOMMUNICATION SERVICES--0.9%
AT&T, Inc.
   6.250% due 3/15/11                                       790           827
Verizon Communications, Inc.
   5.500% due 2/15/18                                       345           336
                                                                    -----------
                                                                        1,163
                                                                    -----------

INVESTMENT BANKING & BROKERAGE--1.2%
Bear Stearns Cos., Inc. (The)
   7.250% due 2/1/18                                        430           444
Lehman Brothers Holdings, Inc.
   5.750% due 1/3/17                                        400           361
Merrill Lynch & Co., Inc.
   6.400% due 8/28/17                                       400           395
UBS Preferred Funding Trust V Series 1
   6.243% due 5/15/16 (c)                                   455           381
                                                                    -----------
                                                                        1,581
                                                                    -----------

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
LIFE & HEALTH INSURANCE--1.6%
Lincoln National Corp.
   5.650% due 8/27/12                                 $     780     $     795
   6.050% due 4/20/17 (c)                                    95            83
Protective Life Secured Trust
   4.000% due 4/1/11                                      1,370         1,335
                                                                    -----------
                                                                        2,213
                                                                    -----------

MANAGED HEALTH CARE--0.6%
Wellpoint, Inc.
   5.000% due 1/15/11                                       760           767

MULTI-LINE INSURANCE--0.9%
Genworth Financial, Inc.
   6.150% due 11/15/16 (c)                                  285           238
Genworth Global Funding Trusts
   5.125% due 3/15/11                                       920           942
                                                                    -----------
                                                                        1,180
                                                                    -----------

OFFICE REITS--0.1%
Duke Realty LP
   5.625% due 8/15/11                                       150           144

OFFICE SERVICES & SUPPLIES--0.3%
IKON Office Solutions, Inc.
   7.750% due 9/15/15                                       435           415

OIL & GAS EXPLORATION & PRODUCTION--1.0%
EOG Resources, Inc.
   5.875% due 9/15/17                                       700           734
XTO Energy, Inc.
   5.900% due 8/1/12                                        560           584
                                                                    -----------
                                                                        1,318
                                                                    -----------

OIL & GAS STORAGE & TRANSPORTATION--0.9%
Enbridge Energy Partners LP
   5.875% due 12/15/16                                      230           228
Energy Transfer Partners LP
   6.700% due 7/1/18                                        425           428
Kinder Morgan Energy Partners LP
   5.850% due 9/15/12                                       270           277
Pacific Energy Partners LP/Pacific Energy Finance
   Corp.
   6.250% due 9/15/15                                       250           249
                                                                    -----------
                                                                        1,182
                                                                    -----------

OTHER DIVERSIFIED FINANCIAL SERVICES--2.5%
Bank of America Corp.

Insight Bond Fund

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
OTHER DIVERSIFIED FINANCIAL SERVICES--(CONTINUED)
   5.750% due 8/15/16                                 $     715     $     729
   8.000% due 1/30/18 (c)                                   405           406
Citigroup, Inc.
   5.000% due 9/15/14                                       550           518
General Electric Capital Corp.
   6.375% due 11/15/17 (c)                                  455           445
International Lease Finance Corp.
   5.625% due 9/20/13                                       240           235
JPMorgan Chase & Co.
   5.750% due 1/2/13                                        670           700
   6.000% due 1/15/18                                       340           355
                                                                    -----------
                                                                        3,388
                                                                    -----------

PACKAGED FOODS & MEATS--0.2%
General Mills, Inc.
   5.650% due 9/10/12                                       230           239

PAPER PRODUCTS--0.1%
Exopac Holding Corp.
   11.250% due 2/1/14                                       155           143

PHARMACEUTICALS--0.7%
Wyeth
   5.500% due 3/15/13                                       920           974

PRECIOUS METALS & MINERALS--0.1%
PNA Group, Inc.
   10.750% due 9/1/16                                        85            74

PROPERTY & CASUALTY INSURANCE--0.9%
Chubb Corp.
   6.375% due 3/29/37 (c)                                   325           303
CNA Financial Corp.
   6.500% due 8/15/16                                       865           874
                                                                    -----------
                                                                        1,177
                                                                    -----------

REGIONAL BANKS--0.3%
Credit Suisse First Boston
   6.000% due 2/15/18                                       420           419

RESIDENTIAL REITS--0.5%
AvalonBay Communities, Inc.
   5.750% due 9/15/16                                       265           239
ERP Operating LP
   5.375% due 8/1/16                                        475           422
                                                                    -----------
                                                                          661
                                                                    -----------

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
RESTAURANTS--0.7%
Starbucks Corp.
   6.250% due 8/15/17                                 $     905     $     944

RETAIL REITS--0.4%
Simon Property Group LP
   5.600% due 9/1/11                                        520           520

SPECIALTY CHEMICALS--0.0%
Huntsman International LLC
   7.875% due 11/15/14                                       30            32
   7.375% due 1/1/15                                         30            31
                                                                    -----------
                                                                           63
------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $27,221)                                              27,284
------------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--11.4%

Banc of America Funding Corp. 07-E, 6A1
   6.201% due 9/20/37 (c)                                 2,688         2,542
Banc of America Funding Corp. 07-E, 9A1
   6.306% due 9/20/37 (c)                                 4,126         3,853
DLJ Mortgage Acceptance Corp. 96-M, 1 144A
   0.000% due 11/28/11 (b)(c)(f)                             15            13
HSBC Asset Loan Obligation 07-AR2, 4A1
   6.125% due 9/25/37 (c)                                 3,424         3,082
Washington Mutual Mortgage Pass-Through
   Certificates 07-HY3, 3A3
   5.855% due 3/25/37 (c)                                 6,584         5,938
------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $16,786)                                              15,428
------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)--6.0%

CANADA--1.6%
Husky Energy, Inc.
   6.200% due 9/15/17                                       510           524
Suncor Energy, Inc.
   6.500% due 6/15/38                                       345           340
TransCanada Pipelines Ltd.
   6.350% due 5/15/17 (c)                                   195           172
Xstrata Finance Canada Ltd. 144A (b)
   5.800% due 11/15/16                                      675           652
   6.900% due 11/15/37                                      425           411
                                                                    -----------
                                                                        2,099
                                                                    -----------

Insight Bond Fund

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
ITALY--0.2%
Telecom Italia Capital SA
   5.250% due 10/1/15                                 $     285     $     259

JAPAN--0.4%
Resona Bank Ltd. 144A
   5.850% due 4/15/16 (b)(c)                                640           532

NETHERLANDS--0.6%
ING Groep N.V.
   5.775% due 12/8/15 (c)                                   910           775

SPAIN--1.1%
Santander Issuances S.A Unipersonal 144A
   5.911% due 6/20/16 (b)                                   675           668
Telefonica Emisiones S.A.
   5.984% due 6/20/11                                       820           844
                                                                    -----------
                                                                        1,512
                                                                    -----------

SWITZERLAND--0.3%
Credit Suisse Guernsey Ltd.
   5.860% due 5/15/17 (c)                                   540           457

UNITED KINGDOM--1.0%
Diageo Capital plc
   5.750% due 10/23/17                                      260           267
HBOS plc 144A
   6.657% due 5/21/37 (b)(c)                                700           500
Royal Bank of Scotland Group plc 144A
   6.990% due 10/5/17 (b)(c)                                620           527
                                                                    -----------
                                                                        1,294
                                                                    -----------

UNITED STATES--0.8%
Tyco Electronic Group SA 144A
   6.000% due 10/1/12 (b)                                   515           528

                                                       PAR VALUE       VALUE
                                                         (000)         (000)
                                                      -----------   -----------
UNITED STATES--(CONTINUED)
WEA Finance LLC/WCI Finance LLC 144A
   5.700% due 10/1/16 (b)                             $     690     $     624
                                                                    -----------
                                                                        1,152
------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $8,749)                                                8,080
------------------------------------------------------------------------------

TOTAL LONG TERM INVESTMENTS--95.2%
(IDENTIFIED COST $129,400)                                            128,298
                                                                    -----------

SHORT-TERM INVESTMENTS--4.0%

FEDERAL AGENCY SECURITIES (g)--4.0%
FHLB
   1.500% due 4/1/08                                      5,300         5,300

                                                         SHARES
                                                       ----------
MONEY MARKET MUTUAL FUNDS--0.0%

PNC Bank Money Market Account (seven-day
   effective yield 2.71%)                                50,432            50
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,350)                                                5,350
------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.2%
(IDENTIFIED COST $134,750)                                            133,648 (a)

Other assets and liabilities, net--0.8%                                 1,092
                                                                    -----------
NET ASSETS--100.0%                                                  $ 134,740
                                                                    ===========

ABBREVIATIONS:

FHLB
FEDERAL HOME LOAN BANK

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

REIT
REAL ESTATE INVESTMENT TRUST


Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $1,531 and gross depreciation of $2,750 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $134,867.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $4,455 (reported in 000's) or 3.3% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e)   Illiquid security.

(f) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $13 (reported in 000's) or 0.0% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g)   The rate shown is the discount rate.

Insight High Yield Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                   -------------  ------------
DOMESTIC CORPORATE BONDS--83.0%

ADVERTISING--1.9%
Affinion Group, Inc.
   10.125% due 10/15/13                            $       400    $      399
   11.500% due 10/15/15                                    610           592
                                                                  ------------
                                                                         991
                                                                  ------------

AEROSPACE & DEFENSE--3.8%
Bombardier Inc. 144A
   8.000% due 11/15/14 (b)                                 775           802
DynCorp International, Inc. Series B
   9.500% due 2/15/13                                      240           246
L-3 Communications Corp.
   7.625% due 6/15/12                                      600           617
   5.875% due 1/15/15                                      285           274
                                                                  ------------
                                                                       1,939
                                                                  ------------

APPAREL, ACCESSORIES & LUXURY GOODS--1.6%
Levi Strauss & Co.
   9.750% due 1/15/15                                      230           230
   8.875% due 4/1/16                                       590           567
                                                                  ------------
                                                                         797
                                                                  ------------

AUTOMOTIVE RETAIL--1.3%
AutoNation, Inc.
   7.000% due 4/15/14                                      730           652

BROADCASTING & CABLE TV--6.3%
Clear Channel Communications, Inc.
   7.650% due 9/15/10                                    1,310         1,384
EchoStar DBS Corp.
   6.625% due 10/1/14                                      190           173
   7.125% due 2/1/16                                       605           567
Sinclair Television Group, Inc.
   8.000% due 3/15/12                                      765           775
United Artists Theatre Circuit, Inc. Series 95-A
   9.300% due 7/1/15 (e)                                   171           174
United Artists Theatre Circuit, Inc. Series BD-1
   9.300% due 7/1/15 (e)                                   151           153
United Artists Theatre Circuit, Inc. Series BE-9
   9.300% due 7/1/15 (e)                                     6             6
                                                                  ------------
                                                                       3,232
                                                                  ------------

                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                   -------------  ------------
BUILDING PRODUCTS--1.5%
Gibraltar Industries, Inc. Series B
   8.000% due 12/1/15                              $       960    $      782

CASINOS & GAMING--5.7%
Icahn Enterprises LP/ Icahn Enterprises Finance
   Corp.
   8.125% due 6/1/12                                       700           686
   7.125% due 2/15/13                                      225           205
MGM MIRAGE
   7.500% due 6/1/16                                       235           213
   7.625% due 1/15/17                                      685           627
OED Corp./Diamond Jo LLC
   8.750% due 4/15/12                                      510           451
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
   6.625% due 12/1/14                                      120           116
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
   144A
   6.625% due 12/1/14 (b)                                  650           629
                                                                  ------------
                                                                       2,927
                                                                  ------------

CATALOG RETAIL--1.0%
Harry & David Holdings, Inc.
   8.076% due 3/1/12 (c)                                   590           499
   9.000% due 3/1/13                                        30            26
                                                                  ------------
                                                                         525
                                                                  ------------

COMMUNICATIONS EQUIPMENT--1.3%
Dycom Industries, Inc.                                     712           673
   8.125% due 10/15/15

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--1.2%
Trinity Industries, Inc.
   6.500% due 3/15/14                                      615           600

CONSUMER FINANCE--5.8%
Ford Motor Credit Co. LLC
   7.375% due 2/1/11                                        40            33
   9.875% due 8/10/11                                      110            98
   7.000% due 10/1/13                                      915           714
   8.000% due 12/15/16                                     585           459
GMAC LLC
   6.000% due 12/15/11                                     335           251

Insight High Yield Bond Fund

                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                   -------------  ------------
CONSUMER FINANCE--(CONTINUED)
   6.750% due 12/1/14                              $       945    $      670
Hertz Corp. (The)
   8.875% due 1/1/14                                       540           514
   10.500% due 1/1/16                                      240           226
                                                                  ------------
                                                                       2,965
                                                                  ------------

DISTRIBUTORS--0.4%
Susser Holdings Corp. 144A
   10.625% due 12/15/13 (b)                                185           191

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--1.6%
FTI Consulting, Inc.
   7.750% due 10/1/16                                      235           244
Harland Clarke Holdings Corp.
   7.815% due 5/15/15 (c)                                  595           372
   9.500% due 5/15/15                                      235           174
                                                                  ------------
                                                                         790
                                                                  ------------

DIVERSIFIED METALS & MINING--2.8%
Freeport-McMoRan Copper & Gold, Inc. (Indonesia)
   8.375% due 4/1/17 (d)                                 1,340         1,425

ELECTRIC UTILITIES--1.8%
Reliant Energy, Inc.
   6.750% due 12/15/14                                     895           915

FOOD RETAIL--0.6%
Stater Brothers Holdings, Inc.
   8.125% due 6/15/12                                      325           327

GENERAL MERCHANDISE STORES--0.2%
Dollarama Group LP
   8.875% due 8/15/12 (c)                                   95            90

HEALTH CARE FACILITIES--2.2%
HCA, Inc.
   9.250% due 11/15/16                                   1,070         1,113

HOUSEWARES & SPECIALTIES--0.3%
American Greeetings Corp.
   7.375% due 6/1/16                                       170           170

INTEGRATED TELECOMMUNICATION SERVICES--4.3%
Hughes Network Systems LLC/Hughes Network Systems
   Finance Corp.
   9.500% due 4/15/14                                      845           845
Qwest Corp.
   6.500% due 6/1/17                                       775           699

                                                     PAR VALUE        VALUE
                                                       (000)          (000)
                                                   -------------  ------------
INTEGRATED TELECOMMUNICATION SERVICES--(CONTINUED)
Telcordia Technologies, Inc. 144A (b)
   8.008% due 7/15/12 (c)                          $       275    $      210
   10.000% due 3/15/13                                     605           427
                                                                  ------------
                                                                       2,181
                                                                  ------------

IT CONSULTING & OTHER SERVICES--1.2%
Unisys Corp.
   12.500% due 1/15/16                                     605           596

METAL & GLASS CONTAINERS--0.5%
AEP Industries, Inc.
   7.875% due 3/15/13                                      285           261

MOVIES & ENTERTAINMENT--0.9%
WMG Acquisition Corp.
   7.375% due 4/15/14                                      475           368
WMG Holdings Corp.
   0% due 12/15/14 (c)                                     208           109
                                                                  ------------
                                                                         477
                                                                  ------------

MULTI-UTILITIES--1.7%
Aquila, Inc.
   14.875% due 7/1/12                                      680           841

OFFICE SERVICES & SUPPLIES--2.8%
IKON Office Solutions, Inc.
   7.750% due 9/15/15                                    1,510         1,442

OIL & GAS EQUIPMENT & SERVICES--1.3%
Seitel, Inc.
   9.750% due 2/15/14                                      805           682

OIL & GAS EXPLORATION & PRODUCTION--4.4%
Chesapeake Energy Corp.
   6.625% due 1/15/16                                      400           394
Pioneer Natural Resources Co.
   6.650% due 3/15/17                                      160           152
   6.875% due 5/1/18                                     1,035           986
Plains Exploration & Production Co.
   7.000% due 3/15/17                                      335           323
Sabine Pass LNG LP
   7.500% due 11/30/16                                     390           379
                                                                  ------------
                                                                       2,234
                                                                  ------------

OIL & GAS STORAGE & TRANSPORTATION--1.6%
SemGroup LP 144A
   8.750% due 11/15/15 (b)                                 905           833


Insight High Yield Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                   -------------  ------------
PAPER PRODUCTS--2.5%
Exopac Holding Corp.
   11.250% due 2/1/14                              $       815    $      750
Mercer International, Inc.
   9.250% due 2/15/13                                      264           220
Rock-Tenn Co. 144A
   9.250% due 3/15/16 (b)                                  275           286
                                                                  ------------
                                                                       1,256
                                                                  ------------

PRECIOUS METALS & MINERALS--0.2%
PNA Group, Inc.
   10.065% due 9/1/16                                      102            89

PUBLISHING--4.1%
Belo Corp.
   6.750% due 5/30/13                                      495           474
Dex Media West LLC/Dex Media West Finance Co.
   Series B
   9.875% due 8/15/13                                      235           205
Dex Media, Inc.
   8.000% due 11/15/13                                     375           276
Donnelley (R.H.) Corp. 144A
   8.875% due 10/15/17 (b)                                 950           598
Idearc, Inc.
   8.000% due 11/15/16                                     810           529
                                                                  ------------
                                                                       2,082
                                                                  ------------

SEMICONDUCTORS--1.7%
Amkor Technology, Inc.
   7.750% due 5/15/13                                      535           490
   9.250% due 6/1/16                                       200           194
Freescale Semiconductor, Inc.
   8.875% due 12/15/14                                     245           193
                                                                  ------------
                                                                         877
                                                                  ------------
SPECIALIZED CONSUMER SERVICES--0.9%
Stewart Enterprises, Inc.
   6.250% due 2/15/13                                      475           446

SPECIALIZED FINANCE--0.6%
PNA Intermediate Holding Corp. PIK Interest
   Capitalization
   10.065% due 2/15/13                                     415           325

SPECIALIZED REITS--4.3%
Felcor Lodging LP
   8.500% due 6/1/11                                       635           625

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                   -------------  ------------
SPECIALIZED REITS--(CONTINUED)
Host Hotels & Resorts LP Series O
   6.375% due 3/15/15                              $       850    $      795
Ventas Realty LP/Ventas Capital Corp.
   6.750% due 4/1/17                                       760           747
                                                                  ------------
                                                                       2,167
                                                                  ------------

SPECIALTY CHEMICALS--2.1%
Huntsman International LLC
   7.875% due 11/15/14                                     490           522
   7.375% due 1/1/15                                       545           567
                                                                  ------------
                                                                       1,089
                                                                  ------------

SPECIALTY STORES--0.7%
Morris Publishing Group LLC
   7.000% due 8/1/13                                       650           374

STEEL--0.6%
Steel Dynamics, Inc. 144A
   7.750% due 4/15/16 (b)                                  315           315

TOBACCO--3.5%
Alliance One International, Inc.
   11.000% due 5/15/12                                     805           821
Reynolds American, Inc.
   7.300% due 7/15/15                                      625           649
   7.625% due 6/1/16                                       245           259
   7.750% due 6/1/18                                        45            47
                                                                  ------------
                                                                       1,776
                                                                  ------------

TRADING COMPANIES & DISTRIBUTORS--0.3%
Ashtead Capital, Inc. 144A
   9.000% due 8/15/16 (b)                                  205           167

TRUCKING--1.5%
Avis Budget Car Rental LLC/Avis Budget Finance,
   Inc.
   7.750% due 5/15/16                                      910           746
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $45,446)                                             42,360
-----------------------------------------------------------------------------

FOREIGN CORPORATE BONDS (d)--7.5%

CANADA--3.2%
Cascades, Inc.
   7.250% due 2/15/13                                      345           306
CHC Helicopter Corp.
   7.375% due 5/1/14                                       205           205

Insight High Yield Bond Fund

                                                     PAR VALUE       VALUE
                                                       (000)         (000)
                                                   -------------  ------------
CANADA--(CONTINUED)
Dollarama Group LP
   10.599% due 8/15/12 (c)                         $       510    $      485
Russel Metals, Inc.
   6.375% due 3/1/14                                       685           637
                                                                  ------------
                                                                       1,633
                                                                  ------------

CHINA--0.5%
NXP BV/NXP Funding LLC
   7.875% due 10/15/14                                     290           267

LUXEMBOURG--0.4%
LyondellBasell Industries AF SCA 144A
   8.375% due 8/15/15 (b)                                  280           206

UNITED KINGDOM--1.7%
Ineos Group Holdings plc 144A
   8.500% due 2/15/16 (b)                                  355           278
Virgin Media Finance plc
   8.750% due 4/15/14                                      640           577
                                                                  ------------
                                                                         855
                                                                  ------------

UNITED STATES--1.7%
Ashtead Holdings plc 144A
   8.625% due 8/1/15 (b)                                   235           189
Stratos Global Corp.
   9.875% due 2/15/13                                      682           697
                                                                  ------------
                                                                         886
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $4,043)                                               3,847
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--90.5%
(IDENTIFIED COST $49,489)                                             46,207
                                                                  ------------

SHORT-TERM INVESTMENTS--7.7%

FEDERAL AGENCY SECURITIES(f)--7.6%
FHLB
   1.500% due 4/1/08                                     3,900         3,900

                                                                     VALUE
                                                      SHARES         (000)
                                                   -------------  ------------
MONEY MARKET MUTUAL FUNDS--0.1%
PNC Bank Money Market Account (seven-day
   effective yield 2.71%)                               53,050            53
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,953)                                               3,953
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.2%
(IDENTIFIED COST $53,442)                                             50,160 (a)

Other assets and liabilities, net--1.8%                                  895

                                                                  ------------
NET ASSETS--100.0%                                                $   51,055
                                                                  ============

ABBREVIATIONS:

FHLB
FEDERAL HOME LOAN BANK

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $159 and gross depreciation of $3,518 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $53,519.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $5,131 (reported in 000's) or 10.0% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(e) Illiquid security. Security valued at fair value as determined by or under the direction of the Board of Trustees.

(f)   The rate shown is the discount rate.

Insight Intermediate Government Bond Fund

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                  (UNAUDITED)

                                              PAR VALUE     VALUE
                                                (000)       (000)
                                              ---------   ---------
U.S. GOVERNMENT SECURITIES--22.1%

U.S. TREASURY BONDS--1.3%
U.S. Treasury Bond
   11.250% due 2/15/15                        $   250     $   379

U.S. TREASURY NOTES--20.8%
U.S. Treasury Note
   4.375% due 11/15/08                            210         214
   3.500% due 8/15/09                             100         103
   4.625% due 2/29/12                             228         249
   4.500% due 3/31/12                             500         543
   3.375% due 11/30/12                            779         811
   4.250% due 11/15/13                            632         690
   4.000% due 2/15/14                             538         580
   4.875% due 8/15/16                           2,205       2,470
   9.000% due 11/15/18                            230         336
                                                          ---------
                                                            5,996
------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $6,058)                                    6,375
------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--33.6%

FHLMC
   5.725% due 4/1/37 (c)                          373         379
FHLMC 202 (Interest Only)
   6.500% due 4/1/29                               92          20
FNMA
   11.000% due 12/1/15                             60          67
   6.500% due 5/1/36                              454         471
FNMA 01-T2 A
   5.780% due 11/25/10                          1,040       1,069
FNMA 02-73 OE
   5.000% due 11/25/17                          1,200       1,234
FNMA 02-T3 B
   5.763% due 12/25/11                          2,000       2,104
FNMA 04-15 AB
   4.000% due 9/25/17                             420         422
FNMA 97-20 (Interest Only)
   1.840% due 3/25/27 (c)(d)                      652          28
GNMA
   9.000% due 8/15/09                              31          32
   9.000% due 5/15/16                               1           1

                                              PAR VALUE     VALUE
                                                (000)       (000)
                                              ---------   ---------
   8.000% due 3/15/23                         $     8     $     9
   7.000% due 8/15/23                              77          82
   5.125% due 10/20/25 (c)                          7           7
   8.000% due 11/15/26                             78          85
   4.747% due 4/16/29                             545         555
   5.500% due 1/15/33                             522         533
GNMA 02-53 B
   5.552% due 5/16/26                              90          93
GNMA 03-5 A
   3.202% due 4/16/19                             464         467
GNMA 03-88 CA
   4.746% due 1/16/30                             375         384
GNMA 04-45 A
   4.020% due 12/16/21                            775         779
GNMA 04-78 C
   4.658% due 4/16/29                             250         253
GNMA 05-9 A
   4.026% due 5/16/22                             236         237
GNMA 06-63 A
   4.255% due 2/16/32                             381         384
------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $9,726)                                    9,695
------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--24.9%

FFCB
   4.750% due 5/7/10                              550         578
FHLB
   5.500% due 7/15/36                             480         525
FHLMC
   4.875% due 2/9/10                              500         523
   4.500% due 7/15/13                             775         816
FNMA
   6.250% due 2/1/11                              750         807
   6.000% due 5/15/11                           1,000       1,093
Israel Government AID Bond
   5.500% due 9/18/23                           1,500       1,687
Peru Government AID Bond
   9.980% due 8/1/08                              170         171

Insight Intermediate Government Bond Fund

                                                              PAR VALUE     VALUE
                                                                (000)       (000)
                                                              ---------   ---------
Rowan Cos., Inc.
   6.150% due 7/1/10                                          $   917     $   960
----------------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,678)                                                    7,160
----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--4.6%

AEP Texas Central Transition Funding LLC 06-A, A5
   5.306% due 7/1/20                                              250         245
Citibank Credit Card Issuance Trust 06-A5, A5
   5.300% due 5/20/11                                             210         215
MBNA Credit Card Master Note Trust 05-A7, A7
   4.300% due 2/15/11                                             480         481
World Omni Auto Receivables Trust 06-B, A3
   5.150% due 11/15/10                                            380         383
----------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,320)                                                    1,324
----------------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--0.2%

Structured Asset Securities Corp. 98-RF3, A
   (Interest Only) 144A
   6.100% due 6/15/28 (b)(e)                                      514          45
----------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $89)                                                          45
----------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--85.4%
(IDENTIFIED COST $23,871)                                                  24,599
                                                                          ---------
SHORT-TERM INVESTMENTS--13.5%

FEDERAL AGENCY SECURITIES (f)--13.0%
FHLB
   2.195% due 3/27/08                                             300         300
   1.800% due 4/2/08                                              600         600
   1.900% due 4/8/08                                            1,250       1,250
   2.120% due 4/8/08                                              500         500
   2.130% due 4/18/08                                             700         699
   2.150% due 4/25/08                                             400         399
                                                                          ---------
                                                                            3,748
                                                                          ---------

                                                                            VALUE
                                                               SHARES       (000)
                                                             ----------   ---------
Money Market Mutual Funds--0.5%
Goldman Sachs Financial Square Funds - Money Market Fund
   - Select Shares (seven-day effective yield 2.880%)          20,436     $    20
Goldman Sachs Financial Square Funds - Treasury
   Obligations Fund - Select Shares (seven-day effective
   yield 0.68%)                                               130,890         131
                                                                          ---------
                                                                              151
----------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $3,899)                                                    3,899
----------------------------------------------------------------------------------
TOTAL INVESTMENTS--98.9%
(IDENTIFIED COST $27,770)                                                  28,498 (a)

Other assets and liabilities, net--1.1%                                       331
                                                                          ---------
NET ASSETS--100.0%                                                        $28,829
                                                                          =========

ABBREVIATIONS:

FFCB
FEDERAL FARM CREDIT BANK

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $1,121 and gross depreciation of $393 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $27,770.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $45 (reported in 000's) or 0.2% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   Illiquid security.

(e) Illiquid and restricted security. At March 31, 2008, this security amounted to a value of $45 (reported in 000's) or 0.2% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f)   The rate shown is the discount rate.

Insight Intermediate Tax-Exempt Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      -----------  ---------
MUNICIPAL BONDS (b)--98.3%
ALABAMA--9.7%
Alabama Drinking Water Finance Authority Series A
   (AMBAC Insured)
   5.000% due 8/15/14                                 $   2,875    $ 3,042
Jefferson County Limited Obligation Series A
   5.250% due 1/1/17                                      6,000      5,498
   5.500% due 1/1/21                                      2,415      2,166
Marshall County Health Care Authority Series A
   6.250% due 1/1/22                                        770        816
Mobile  Water & Sewer Commissioners (MBIA Insured)
   5.000% due 1/1/25                                      4,720      4,832
                                                                   ---------
                                                                    16,354
                                                                   ---------

ARIZONA--1.0%
Salt Verde Financial Corp.
   5.000% due 12/1/32                                     2,000      1,723

CALIFORNIA--7.6%
Antelope Valley Community College District Series B
   (MBIA Insured)
   5.250% due 8/1/39                                      1,500      1,516
California State Economic Recovery Series A
   5.000% due 7/1/16                                      5,000      5,225
City of Lodi Wastewater System Certificates of
   Participation Series A (MBIA Insured)
   5.500% due 10/1/18                                     1,535      1,675
San Francisco State Building Authority Lease
   Revenue Series A (FGIC Insured)
   5.000% due 12/1/20                                       900        916
State of California (XLCA Insured)
   5.000% due 11/1/22                                     3,500      3,572
                                                                   ---------
                                                                    12,904
                                                                   ---------
GEORGIA--2.6%
Fulton County Water and Sewer (FGIC Insured)
   5.000% due 1/1/18                                      3,610      3,825
Main Street Natural Gas, Inc. Series A
   5.000% due 9/15/11                                       600        603
                                                                   ---------
                                                                     4,428
                                                                   ---------

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      -----------  ---------
IDAHO--1.2%
University of Idaho General Obligation Series B
   (FSA Insured)
   4.250% due 4/1/41 (c)                              $   2,000    $ 2,066

ILLINOIS--18.1%
Development Finance Authority, DePaul University
   Series C
   5.625% due 10/1/20                                     1,000      1,056
Educational Facilities Authority, University of
   Chicago Series A
   5.250% due 7/1/22                                      3,000      3,139
Health Facilities Authority, Advocate Health Care
   Network Prerefunded 11/15/10 @ 100
   6.250% due 11/15/14                                    2,500      2,744
Health Facilities Authority, Condell Medical
   Center
   6.000% due 5/15/10                                       890        899
Health Facilities Authority, Elmhurst Memorial
   Healthcare Network
   6.250% due 1/1/17                                      5,060      5,461
Illinois Housing Development Authority Series D
   (FGIC Insured)
   4.125% due 1/1/16                                        445        438
Illinois State Finance Authority OSF HealthCare
   Series A
   4.750% due 11/15/13                                    1,295      1,329
   5.250% due 11/15/22                                    4,000      3,936
Illinois State Toll Highway Authority Series A-1
   (FSA Insured)
   5.000% due 1/1/24                                     10,000     10,230
O'Hare International Airport Third Lien - Series
   A (MBIA Insured)
   5.250% due 1/1/26                                      1,500      1,517
                                                                   ---------
                                                                    30,749
                                                                   ---------

INDIANA--1.2%
Indiana State Finance Authority, Valparaiso
   Educational Facilities
   4.750% due 10/1/22                                       850        828
Indiana University (AMBAC Insured)
   5.250% due 11/15/17                                    1,055      1,145
                                                                   ---------
                                                                     1,973
                                                                   ---------

Insight Intermediate Tax-Exempt Bond Fund

                                                       PAR VALUE    VALUE
                                                         (000)      (000)
                                                      ----------- ---------
LOUISIANA -- 0.6%
Louisiana State Series B (CIFG Insured)
   5.000% due 7/15/19                                 $   1,000   $ 1,048

MARYLAND -- 1.5%
City of Baltimore, Convention Center Series A
   (XLCA Insured)
   5.250% due 9/1/23                                      2,500     2,453

MASSACHUSETTS -- 4.4%
Commonwealth of Massachusetts Series B
   Prerefunded 6/1/10 @ 100
   6.000% due 6/1/16                                      5,000     5,389
Commonwealth of Massachusetts Series C (FSA
   Insured)
   5.250% due 8/1/23                                      1,000     1,060
Massachusetts Health & Educational Facilities
   Authority Series C
   6.000% due 7/1/16                                      1,000     1,069
                                                                  ---------
                                                                    7,518
                                                                  ---------
MICHIGAN -- 5.8%
Detroit Water Supply System Lien A (FSA Insured)
   5.000% due 7/1/21                                      5,000     5,223
Michigan Municipal  Board Authority Lien B
   (AMBAC  Insured)
   5.000% due 12/1/20                                     1,000     1,053
State Hospital Finance Authority, Chelsea
   Community Hospital
   5.000% due 5/15/12                                     2,380     2,401
State of Michigan (FSA Insured)
   5.250% due 9/15/19                                     1,000     1,099
                                                                  ---------
                                                                    9,776
                                                                  ---------
MINNESOTA -- 0.7%
City of St. Cloud, Health Care - St. Cloud Hospital
   Series A (FSA Insured)
   5.500% due 5/1/15                                      1,080     1,128

MISSOURI -- 2.6%
State Highways & Transit / Commission First Lien
   Series A
   5.000% due 5/1/18                                      4,000     4,325

NEW HAMPSHIRE -- 0.6%
Health & Education Facilities Authority, Concord
   Hospital (FSA Insured)
   5.500% due 10/1/21                                     1,000     1,045

                                                       PAR VALUE    VALUE
                                                         (000)      (000)
                                                      ----------- ---------
NEW JERSEY -- 3.7%
State Economic Development Authority Series O
   5.250% due 3/1/21                                  $   5,000   $ 5,263
State Transportation Trust Fund Authority Series A
   (FSA Insured)
   4.000% due 12/15/17                                    1,000     1,001
                                                                  ---------
                                                                    6,264
                                                                  ---------
NEW YORK -- 6.7%
Liberty Development Corp.
   5.500% due 10/1/37                                       500       519
New York City Industrial Development Agency,
   Queens Baseball Stadium Project (AMBAC Insured)
   5.000% due 1/1/20                                      1,000     1,054
   5.000% due 1/1/36                                      2,000     1,964
New York State Environmental Facilities Corp.
   Series C
   5.000% due 10/15/19                                    2,000     2,145
New York State Thruway Authority Series A(AMBAC Insured)
   5.000% due 3/15/22                                     4,975     5,161
   5.000% due 4/1/22                                        500       525
                                                                  ---------
                                                                   11,368
                                                                  ---------
NORTH CAROLINA -- 2.4%
Health Facilities Authority, Mecklenburg Health
   Care Hospital Series A
   5.000% due 1/15/19                                     4,000     4,126

OHIO -- 7.2%
Cuyahoga County, Metrohealth System Project
   Series A (MBIA Insured)
   5.500% due 2/15/12                                     1,000     1,089
Franklin County, American Chemical Society
   Project Development
   5.500% due 10/1/12                                     4,600     4,796
Hamilton County Subseries B (AMBAC Insured)
   5.750% due 12/1/17                                       810       857
Plain County, Local School District (FGIC Insured)
   6.000% due 12/1/20                                       930       981
Plain County, Local School District Prerefunded
   6/1/11 @ 100 (FGIC Insured)
   6.000% due 12/1/20                                     4,070     4,494
                                                                  ---------
                                                                   12,217
                                                                  ---------

Insight Intermediate Tax-Exempt Bond Fund

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ----------- ----------
PENNSYLVANIA--4.0%
Delaware River Port Authority of Pennsylvania &
   New Jersey(FSA Insured)
   5.750% due 1/1/15                                  $   1,000   $  1,045
   6.000% due 1/1/17                                      5,500      5,734
                                                                  ----------
                                                                     6,779
                                                                  ----------
PUERTO RICO--0.6%
Puerto Rico Housing Finance Authority (HUD Insured)
   5.000% due 12/1/16                                     1,000      1,030

SOUTH CAROLINA--1.5%
Lexington County School District No.1 School
   Facilities Corp.
   5.250% due 12/1/25                                     1,000      1,002
Medical University Hospital Authority Series A
   (MBIA Insured)
   5.250% due 2/15/24                                     1,500      1,531
                                                                  ----------
                                                                     2,533
                                                                  ----------
TEXAS--13.0%
Amarillo Independent School District (PSF Guaranteed)
   5.250% due 2/1/22                                        915        970
El Paso Independent School District (PSF
   Guaranteed)
   5.000% due 8/15/20                                     2,750      2,917
Harris County Health Facilities Development
   Authority Series B-1 (MBIA Insured)
   2.200% due 10/1/29 (c)                                 2,500      2,500
North East Independent School District (PSF
   Guaranteed)
   5.000% due 8/1/23                                      3,000      3,115
North Texas Tollway Authority Series A
   6.000% due 1/1/24                                      3,000      3,144
Pleasant Grove Independent School District (PSF
   Guaranteed)
   5.250% due 2/15/32                                     4,955      5,039
State Municipal Gas Acquisition & Supply Corp. II
   2.650% due 9/15/27 (c)                                 3,000      2,550

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ----------- ----------
TEXAS--(CONTINUED)
State Transportation Commission, Mobility Fund
   5.000% due 4/1/18                                  $   1,000   $  1,074
Texas Tech University (AMBAC Insured)
   5.000% due 2/15/25                                       750        762
                                                                  ----------
                                                                    22,071
                                                                  ----------
VIRGINIA--1.4%
City of Norfolk Water System (MBIA Insured)
   5.875% due 11/1/15                                     2,300      2,305

WYOMING--0.2%
Platte County Pollution Control Series B
   2.100% due 7/1/14 (c)                                    400        400
---------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $165,682)                                         166,583
---------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $165,682)                                         166,583
                                                                  ----------
SHORT-TERM INVESTMENTS--2.6%

                                                                       VALUE
                                                     SHARES            (000)
                                                  -------------     -------------
MONEY MARKET MUTUAL FUNDS--2.6%
AIM TFIT-Tax-Free Cash Reserve Portfolio (The)
   - Institutional Shares (seven-day effective
   yield 2.43%)                                     3,695,662             3,696
Goldman Sachs Financial Square Funds - Tax-Free
   Money Market Fund - Select Shares (seven-day
   effective yield 2.12%)                             715,491               715
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $4,411)                                                  4,411
--------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.9%
(IDENTIFIED COST $170,093)                                              170,994 (a)

Other assets and liabilities, net--(0.9)%                                (1,446)
                                                                    -------------
NET ASSETS--100.0%                                                  $   169,548
                                                                    =============

ABBREVIATIONS:

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

CIFG
CDC IXIS FINANCIAL GUARANTEE

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FSA
FINANCIAL SECURITY ASSURANCE,INC.

HUD
U.S. DEPARTMENT OF HOUSING & URBAN DEVELOPMENT

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

PSF
PERMANENT SCHOOL FUND

XLCA
XL CAPITAL ASSURANCE

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,620 and gross depreciation of $2,734 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $170,108.

(b) At March 31, 2008, 54.5% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater 10% of net assets are as follows: FSA 17.5%

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

Insight Short/Intermediate Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                      ----------   ----------
U.S. GOVERNMENT SECURITIES--11.3%

U.S. TREASURY NOTES--11.3%
U.S. Treasury Note
  4.500% due 3/31/12                                  $  1,601     $  1,739
  3.375% due 11/30/12                                    1,325        1,380
  4.250% due 11/15/13                                    1,075        1,173
  4.000% due 2/15/14                                     5,572        6,009
  11.250% due 2/15/15                                      686        1,040
  4.875% due 8/15/16                                     7,370        8,256
  9.000% due 11/15/18                                    1,525        2,230
----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $21,020)                                            21,827
----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--12.4%

FHLMC 2513 JE                                            5,105        5,283
  5.000% due 10/15/17
FHLMC 2770 QG                                            3,741        3,728
  4.500% due 3/15/19
FHLMC 2835 HB                                            1,330        1,387
  5.500% due 8/15/24
FHLMC 2885 PB                                            4,000        4,025
  4.500% due 8/15/14
FHLMC 3099 PA                                              902          921
  5.500% due 9/15/25
FHLMC 3101 PA                                              908          928
  5.500% due 10/15/25
FNMA
  6.000% due 5/1/16                                        386          398
  10.500% due 12/1/16                                        2            2
  5.000% due 5/1/18                                        466          473
  9.000% due 3/1/25                                          7            8
  9.000% due 7/1/25                                         39           43
  9.000% due 10/1/25                                         2            2
  5.717% due 1/1/35 (c)                                  1,443        1,472
FNMA 02-73 OE                                            1,000        1,028
  5.000% due 11/25/17
FNMA 04-15 AB                                              944          949
  4.000% due 9/25/17
FNMA 93-197 SB                                              37           37
  8.450% due 10/25/08 (c)


                                                      PAR VALUE      VALUE
                                                        (000)        (000)
                                                      ----------   ----------
FNMA 97-20 (Interest Only)
  1.840% due 3/25/27 (c)(e)                           $  1,911     $     81
FNMA 97-70 (Principal Only)                                307          286
  0% due 4/25/22
GNMA
  9.000% due 8/15/09                                         2            2
  7.000% due 6/15/23                                        38           40
  7.000% due 7/15/23                                        12           13
  7.000% due 9/15/23                                        57           62
  7.000% due 1/15/24                                        34           36
  7.000% due 5/15/24                                        16           17
  7.000% due 9/15/24                                        39           42
  7.000% due 7/15/25                                        57           62
GNMA 04-108 C                                            1,905        1,909
  5.039% due 12/16/32 (c)
GNMA 04-67 A                                               761          759
  3.648% due 9/16/17
----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $23,656)                                            23,993
----------------------------------------------------------------------------
AGENCY NON-MORTGAGE-BACKED SECURITIES--2.4%

FHLB                                                       395          433
  5.625% due 6/13/16
FNMA                                                     3,900        4,197
  5.500% due 3/15/11
----------------------------------------------------------------------------
TOTAL AGENCY NON-MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,261)                                              4,630
----------------------------------------------------------------------------
ASSET-BACKED SECURITIES--8.6%

Capital One Multi-Asset Execution Trust 03-B5, B5        2,480        2,452
  4.790% due 8/15/13
Capital One Multi-Asset Execution Trust 05-A2, A2
  4.050% due 2/15/11                                     2,800        2,801
Citibank Credit Card Issuance Trust 07-A5, A5
  5.500% due 6/22/12                                     2,160        2,248
Citibank Credit Card Issuance Trust 07-B2, B2
  5.000% due 4/2/12                                      1,770        1,767
E*Trade RV & Marine Trust 04-1, A3
  3.620% due 10/8/18                                       106          105
Ford Credit Auto Owner Trust  06-A, A4
  5.070% due 12/15/10                                    2,370        2,411
MBNA Credit Card Master Note Trust 05-A7, A7
  4.300% due 2/15/11                                     2,100        2,106

Insight Short/Intermediate Bond Fund

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ------------ ----------
PSE&G Transition Funding LLC 01-1, A5
  6.450% due 3/15/13                                  $    2,010   $  2,136
USAA Auto Owner Trust 07-2, A3
  4.900% due 2/15/12                                         470        478
----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $16,291)                                            16,504
----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--41.1

AEROSPACE & DEFENSE--0.3%
Honeywell International, Inc.
  5.625% due 8/1/12                                          500        534

AUTOMOBILE MANUFACTURERS--0.5%
DaimlerChrysler NA Holding Corp.
  5.875% due 3/15/11                                       1,000      1,022

COMMUNICATIONS EQUIPMENT--0.6%
Cisco Systems, Inc.
  5.250% due 2/22/11                                       1,050      1,096

CONSUMER FINANCE--5.4%
American General Finance Corp.
  5.400% due 12/1/15                                       1,320      1,202
Boeing Capital Corp.
  6.500% due 2/15/12                                       1,270      1,378
Capital One Bank
  4.250% due 12/1/08                                       1,000        985
Capital One Financial Corp.
  6.150% due 9/1/16                                          980        823
HSBC Finance Corp.
  6.375% due 10/15/11                                      1,850      1,902
  4.750% due 7/15/13                                         465        457
IBM International Group Capital LLC
  5.050% due 10/22/12                                      2,800      2,925
John Deere Capital Corp.
  5.100% due 1/15/13                                         750        780
                                                                   ----------
                                                                     10,452
                                                                   ----------

DEPARTMENT STORES--0.7%
Macys Retail Holdings, Inc.
  5.350% due 3/15/12                                       1,400      1,334

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ------------ ----------
DIVERSIFIED BANKS--2.7%
Bank One Corp.
  7.875% due 8/1/10                                   $    1,400   $  1,496
Wachovia Corp.
  5.300% due 10/15/11                                      3,000      3,029
Wells Fargo & Co.
  5.300% due 8/26/11                                         600        621
                                                                   ----------
                                                                      5,146
                                                                   ----------

ELECTRIC UTILITIES--2.7%
Pacific Gas & Electric Co.
  4.200% due 3/1/11                                        1,200      1,205
PECO Energy Co.
  3.500% due 5/1/08                                        2,330      2,330
Southern Co. Series A
  5.300% due 1/15/12                                       1,575      1,648
                                                                   ----------
                                                                      5,183
                                                                   ----------

HOTELS, RESORTS & CRUISE LINES--0.7%
Wyndham Worldwide Corp.
  6.000% due 12/1/16                                       1,500      1,370

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.5%
Constellation Energy Group, Inc.
  6.125% due 9/1/09                                        1,000      1,027

INTEGRATED OIL & GAS--1.3%
Conoco Funding Co.
  6.350% due 10/15/11                                      2,305      2,511

INTEGRATED TELECOMMUNICATION SERVICES--1.6%
AT&T, Inc.
  5.625% due 6/15/16                                         710        712
BellSouth Corp.
  4.200% due 9/15/09                                       1,100      1,107
Verizon Global Funding Corp.
  7.250% due 12/1/10                                       1,250      1,343
                                                                   ----------
                                                                      3,162
                                                                   ----------

INVESTMENT BANKING & BROKERAGE--3.7%
Goldman Sachs Group, Inc.
  4.500% due 6/15/10                                         675        680
Lehman Brothers Holdings, Inc.
  4.250% due 1/27/10                                       1,745      1,683
  6.200% due 9/26/14                                         370        365
Merrill Lynch & Co., Inc.
  3.700% due 4/21/08                                         400        400
  5.770% due 7/25/11                                       2,655      2,689

Insight Short/Intermediate Bond Fund

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ------------ ----------
INVESTMENT BANKING & BROKERAGE--(CONTINUED)
Morgan Stanley
  3.875% due 1/15/09                                  $      400   $    400
  4.000% due 1/15/10                                       1,000        988
                                                                   ----------
                                                                      7,205
                                                                   ----------

MANAGED HEALTH CARE--1.2%
Wellpoint, Inc.
  5.875% due 6/15/17                                       2,400      2,349

MOVIES & ENTERTAINMENT--1.6%
Disney Walt Co. (The)
  5.625% due 9/15/16                                         935        980
Time Warner Cos., Inc.
  7.250% due 10/15/17                                      1,955      2,024
                                                                   ----------
                                                                      3,004
                                                                   ----------

MULTI-UTILITIES--1.2%
Consolidated Edison Co. of New York, Inc. 06-C
  5.500% due 9/15/16                                       2,165      2,227

OIL & GAS EXPLORATION & PRODUCTION--0.9%
Devon Financing Corp. ULC
  6.875% due 9/30/11                                       1,550      1,692

OIL & GAS STORAGE & TRANSPORTATION--0.8%
DCP Midstream LLC
  7.875% due 8/16/10                                       1,380      1,479

OTHER DIVERSIFIED FINANCIAL SERVICES--4.2%
American Express Credit Corp.
  3.000% due 5/16/08                                       2,615      2,614
Bank of America Corp.
  6.250% due 4/15/12                                       1,065      1,136
General Electric Capital Corp.
  4.125% due 9/1/09                                          360        365
  4.875% due 3/4/15                                          230        230
International Lease Finance Corp.
  5.625% due 9/20/13                                       1,480      1,449
JPMorgan Chase & Co.
  3.800% due 10/2/09                                         480        478
  5.125% due 9/15/14                                       1,920      1,897
                                                                   ----------
                                                                      8,169
                                                                   ----------
PACKAGED FOODS & MEATS--0.8%
Kellogg Co. Series B
  6.600% due 4/1/11                                        1,500      1,617

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ------------ ----------
PHARMACEUTICALS--1.9%
Abbott Laboratories
  5.875% due 5/15/16                                  $    2,300   $  2,452
Schering-Plough Corp.
  5.550% due 12/1/13                                       1,135      1,172
                                                                   ----------
                                                                      3,624
                                                                   ----------
PROPERTY & CASUALTY INSURANCE--0.8%
Allstate Life Global Funding Trusts 04-1
  4.500% due 5/29/09                                       1,500      1,518

RAILROADS--1.4%
Burlington Northern Santa Fe Corp.
  6.750% due 7/15/11                                         690        738
CSX Corp.
  6.750% due 3/15/11                                       1,780      1,879
                                                                   ----------
                                                                      2,617
                                                                   ----------
REGIONAL BANKS--1.0%
Union Planters Corp.
  7.750% due 3/1/11                                        1,750      1,840

RESIDENTIAL REITS--0.2%
AvalonBay Communities, Inc.
  5.750% due 9/15/16                                         425        384

RETAIL REITS--1.0%
Simon Property Group LP
  4.600% due 6/15/10                                       1,500      1,488
  5.750% due 5/1/12                                          445        445
                                                                   ----------
                                                                      1,933
                                                                   ----------
SPECIALIZED FINANCE--1.5%
Caterpillar Financial Service Corp.
  5.125% due 10/12/11                                      1,000      1,032
CIT Group, Inc.
  3.375% due 4/1/09                                        1,620      1,393
  5.000% due 2/13/14                                         710        559
                                                                   ----------
                                                                      2,984
                                                                   ----------
THRIFTS & MORTGAGE FINANCE--1.9%
Countrywide Home Loans, Inc.
  4.125% due 9/15/09                                       2,965      2,672

Insight Short/Intermediate Bond Fund

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ------------ ----------
THRIFTS & MORTGAGE FINANCE--(CONTINUED)
Washington Mutual, Inc.
  5.000% due 3/22/12                                  $    1,325   $  1,083
                                                                   ----------
                                                                      3,755
----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $79,502)                                            79,234
----------------------------------------------------------------------------
NON-AGENCY MORTGAGE-BACKED SECURITIES--19.8%

Adjustable Rate Mortgage Trust 05-11, 2A42                 4,455      3,374
  5.338% due 2/25/36 (c)
Bear Stearns Commercial Mortgage Securities,
  Inc. 06-PW14 AAB
  5.171% due 12/11/38                                        955        932
Bear Stearns Commercial Mortgage Securities,
  Inc. 06-T22, A4
  5.631% due 4/12/38 (c)                                   2,275      2,275
Bear Stearns Commercial Mortgage Securities,
  Inc. 07-PW15, A2
  5.205% due 2/11/44                                       1,450      1,408
Citigroup-Deutsche Bank Commercial Mortgage
  Trust 07-CD4, A3
  5.293% due 12/11/49                                      2,430      2,298
Countrywide Alternative Loan Trust
  04-22CB, 1A1
  6.000% due 10/25/34                                      2,028      2,055
Countrywide Asset-Backed
  Certificates 06-1, AF2                                   2,481      2,456
  5.281% due 7/25/36 (c)(e)
DLJ Mortgage Acceptance Corp. 96-M, 1 144A                    34         29
  0% due 11/28/11 (b)(c)(f)
First Horizon Alternative Mortgage Security
  05-FA8 1A18
  5.500% due 11/25/35                                      2,035      1,965
GMAC Mortgage Corp. Loan Trust 05-AR3, 3A3
  4.851% due 6/19/35 (c)                                   1,323      1,320
GSR Mortgage Loan Trust 04-10F, 1A1
  4.500% due 8/25/19                                       1,258      1,249
Lehman Brothers -UBS Commercial  Mortgage
  Trust  01-C2, A1
  6.270% due 6/15/20                                         299        301
Lehman Brothers-UBS Commercial  Mortgage
  Trust 05-C2, A2
  4.821% due 4/15/30                                       2,081      2,066
Lehman Brothers-UBS Commercial Mortgage
   Trust 05-C5, A3
  4.964% due 9/15/30                                         797        777

                                                       PAR VALUE     VALUE
                                                         (000)       (000)
                                                      ------------ ----------
Morgan Stanley Capital I 06-T23, A2
  5.915% due 8/12/41 (c)                              $    1,770   $  1,770
Morgan Stanley Mortgage Loan Trust  06-7, 5A2
  5.962% due 6/25/36 (c)                                   1,800      1,591
Residential Funding Mortgage Securities II, Inc.
   01-HS2, A5
  7.420% due 4/25/31 (c)(e)                                  597        596
Structured Asset Securities Corp. 03-34A, 6A
  5.061% due 11/25/33 (c)                                  1,921      1,842
Structured Asset Securities Corp.  04-5H, A2
  4.430% due 12/25/33 (e)                                    419        418
Structured Asset Securities Corp. 05-2XS,  2A2
  5.150% due 2/25/35 (c)(e)                                1,007        730
Structured Asset Securities Corp. 05-4XS, 3A2
  4.270% due 3/25/35 (c)(e)                                3,555      3,570
Structured Asset Securities Corp. 98-RF3, A
   (Interest Only) 144A
  6.100% due 6/15/28 (b)(f)                                1,294        114
Washington Mutual Alternative Mortgage Pass-
 Through Certificates 05-6, 2A7
  5.500% due 8/25/35                                       2,704      2,637
Wells Fargo Mortgage
  Backed Securities Trust 05-
  AR10, 2A19
  3.500% due 6/25/35 (c)                                   2,354      2,331
----------------------------------------------------------------------------
TOTAL-NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $40,153)                                            38,104
----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS (d)--2.9%

CANADA--1.1%
Rogers Wireless Communications, Inc.
  7.250% due 12/15/12                                      2,000      2,144

IRELAND--0.8%
CRH America, Inc.
  5.625% due 9/30/11                                       1,520      1,528

SPAIN--1.0%
Telefonica Emisiones S.A.U.
  5.855% due 2/4/13                                        1,880      1,898
----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,532)                                              5,570
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.5%
(IDENTIFIED COST $190,415)                                          189,862
                                                                   ----------

Insight Short/Intermediate Bond Fund

                                                                     VALUE
                                                         SHARES      (000)
                                                      ------------ ----------
SHORT-TERM INVESTMENTS--1.0%

MONEY MARKET MUTUAL FUNDS--1.0%
AIM STIT-Liquid Assets Portfolio (The) -
  Institutional Shares (seven-day
  effective yield 3.13%)                               1,056,585   $  1,057
Goldman Sachs Financial Square Funds - Money
  Market Fund - Select Shares (seven-day
  effective yield 2.880%)                                  6,396          6
JPMorgan Prime Money Market Fund -
  Institutional Shares (seven-day
  effective yield 3.11%)                                 951,263        951
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,014)                                              2,014
----------------------------------------------------------------------------
TOTAL INVESTMENTS--99.5%
(IDENTIFIED COST $192,429)                                          191,876 (a)

Other assets and liabilities, net--0.5%                               1,033
                                                                   --------
NET ASSETS--100.0%                                                 $192,909
                                                                   ========

ABBREVIATIONS:

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

GNMA
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION

REIT
REAL ESTATE INVESTMENT TRUST


Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized depreciation of investment securities is comprised of gross appreciation of $3,343 and gross depreciation of $3,896 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $192,429.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At
      March 31, 2008, these securities amounted to a value of $143 (reported in 000's) or 0.1% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(e)   Illiquid security.

(f) Illiquid and restricted security. At March 31, 2008, these securities amounted to a value of $143 (reported in 000's) or 0.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

Insight Tax-Exempt Bond Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                      PAR VALUE         VALUE
                                                        (000)           (000)
                                                    --------------  --------------
MUNICIPAL BONDS(c)--98.3%

ALABAMA--3.0%
City of Birmingham Series A
   5.500% due 8/1/25                                $      1,000    $      1,032
Jefferson County Limited Obligation Series A
   5.250% due 1/1/17                                       3,000           2,749
                                                                    --------------
                                                                           3,781
                                                                    --------------
ARIZONA--2.4%
Arizona Health Facilities Authority Phoenix
   Children's Hospital Series B
   2.950% due 2/1/42 (e)(f)                                1,000             949
Salt Verde Financial Corp.
   5.000% due 12/1/32                                      2,500           2,154
                                                                    --------------
                                                                           3,103
                                                                    --------------
ARKANSAS--0.0%
Lonoke County Residential Housing Facilities
   Board Series A-2 (FNMA Collateralized)
   7.900% due 4/1/11                                          25              25
Stuttgart Public Facilities Board Series A-2
   (FNMA Collateralized)
   7.900% due 9/1/11                                           7               7
                                                                    --------------
                                                                              32
                                                                    --------------
CALIFORNIA--7.6%
California State
   5.000% due 2/1/20                                         750             768
   5.500% due 3/1/27                                       3,000           3,142
City of San Buenaventura Certificate of
   Participation Series E (MBIA Insured)
   4.750% due 6/1/37                                         580             530
Los Angeles Municipal Improvement Corp. (FGIC
   Insured)
   5.000% due 8/1/24                                       4,350           4,423
South Gate Utility Authority (FGIC Insured)
   0.000% due 10/1/19                                      1,385             789
                                                                    --------------
                                                                           9,652
                                                                    --------------

                                                      PAR VALUE         VALUE
                                                        (000)           (000)
                                                    --------------  --------------
COLORADO--1.0%
Douglas County School District No. 1 (FGIC
   Insured)
   5.750% due 12/15/18                              $      1,000    $      1,106
State Public Highway Authority E-470 Series B
   (MBIA Insured)
   0.000% due 9/1/29                                         665             185
                                                                    --------------
                                                                           1,291
                                                                    --------------
CONNECTICUT--0.8%
Mashantucket Western Pequot Tribe Series B 144A
   5.600% due 9/1/09 (b)(g)                                1,000           1,012

FLORIDA--1.2%
Brevard County Health Facilities Authority
   5.000% due 4/1/34                                         500             449
Miami-Dade County Expressway Authority (FGIC
   Insured)
   6.000% due 7/1/14                                       1,000           1,069
                                                                    --------------
                                                                           1,518
                                                                    --------------
GEORGIA--1.9%
Chatham County Hospital Authority, Memorial
   Health Medical Center Series A
   6.125% due 1/1/24                                       1,280           1,271
Main Street Natural Gas, Inc. Series A
   5.500% due 9/15/26                                      1,250           1,130
                                                                    --------------
                                                                           2,401
                                                                    --------------
ILLINOIS--12.5%
Chicago Board of Education Certificate of
   Participation Series A (MBIA Insured)
   6.000% due 1/1/20                                         580             663
Illinois Finance Authority (XLCA Insured)
   5.000% due 7/1/23                                         500             509
Illinois Finance Authority, University of Chicago
   Series A
   5.000% due 7/1/26                                       1,000           1,011
Illinois State Finance Authority OSF HealthCare
   Series A
   5.250% due 11/15/22                                     1,000             984

Insight Tax-Exempt Bond Fund

                                                      PAR VALUE         VALUE
                                                        (000)           (000)
                                                    --------------  --------------
ILLINOIS--(CONTINUED)
Kendall County Forest Preserve District (FGIC
   Insured)
   5.250% due 1/1/23                                $      4,000     $     4,218
Metropolitan Pier & Exposition Authority Series A
   5.500% due 6/15/27                                      1,000           1,002
O'Hare International Airport Third Lien - Series A
   (MBIA Insured)
   5.250% due 1/1/26                                       1,500           1,517
Southwestern Illinois Development Authority (FSA
   Insured)
   5.250% due 12/1/20                                      1,000           1,092
State Toll Highway Authority Series A-1 (FSA
   Insured)
   5.000% due 1/1/21                                       4,750           4,965
                                                                    --------------
                                                                          15,961
                                                                    --------------
INDIANA--0.4%
Indiana State Finance Authority
   5.000% due 10/1/27                                        500             480

KENTUCKY--5.6%
Kentucky Municipal Power Agency (MBIA Insured)
   5.250% due 9/1/42                                       4,000           4,003
State Turnpike Authority (FGIC Insured)
   0.000% due 1/1/10                                       3,300           3,149
                                                                    --------------
                                                                           7,152
                                                                    --------------
LOUISIANA--4.6%
Local Government Environmental Facilities &
   Community Development Authority (AMBAC Insured)
   5.250% due 12/1/18                                      2,500           2,735
State of Louisiana Series B (FGIC Insured)
   5.000% due 7/15/18                                      3,000           3,181
                                                                    --------------
                                                                           5,916
                                                                    --------------
MARYLAND--1.5%
City of Baltimore, Convention Center Series A
   (XLCA Insured)
   5.250% due 9/1/22                                       2,000           1,984

MASSACHUSETTS--0.8%
City of Pittsfield (MBIA Insured)
   5.000% due 4/15/19                                      1,000           1,044

                                                      PAR VALUE         VALUE
                                                        (000)           (000)
                                                    --------------  --------------
MICHIGAN--6.9%
Michigan Municipal Bond Authority Series B
   (AMBAC Insured)
   5.250% due 12/1/22                               $      1,215    $      1,287
Michigan Strategic Fund Series A (Assured
   Guaranteed)
   5.250% due 10/15/23                                     2,250           2,359
State Hospital Finance Authority - Chelsea
   Community Hospital
   5.375% due 5/15/19                                      3,000           2,984
State of Michigan (FSA Insured)
   5.250% due 9/15/21                                      2,000           2,162
                                                                    --------------
                                                                           8,792
                                                                    --------------
MINNESOTA--3.0%
City of St. Cloud, HealthCare--St. Cloud
   Hospital Series A (FSA Insured)
   6.250% due 5/1/19                                       3,530           3,779

MISSOURI--1.7%
State Highways & Transit / Commission First Lien
   Series A
   5.000% due 5/1/18                                       2,000           2,163

NEBRASKA--4.0%
University of Nebraska Facilities Corp. (AMBAC
   Insured)
   5.000% due 7/15/20                                      4,750           5,065

NEW HAMPSHIRE--0.6%
State Health & Education Facilities Authority,
   Exeter Project
   6.000% due 10/1/24                                        750             790

NEW JERSEY--9.3%
Camden County Municipal Utilities Authority
   Series B (FGIC Insured)
   0.000% due 9/1/11                                       3,000           2,690
State Economic Development Authority Series P
   5.250% due 9/1/19                                       1,855           1,991
State Transportation Trust Fund Authority Series A
   5.500% due 12/15/21                                     3,000           3,285
   5.250% due 12/15/22                                       500             532
State Transportation Trust Fund Authority Series
   C Prerefunded 6/15/13 @ 100
   5.500% due 6/15/24                                      3,000           3,368
                                                                    --------------
                                                                          11,866
                                                                    --------------

Insight Tax-Exempt Bond Fund

                                                      PAR VALUE         VALUE
                                                        (000)           (000)
                                                    --------------  --------------
NEW MEXICO--2.5%
State Finance Authority Series B (MBIA Insured)
   5.000% due 6/15/20                               $      1,925    $      2,021
   5.000% due 6/15/23                                      1,200           1,230
                                                                    --------------
                                                                           3,251
                                                                    --------------
NEW YORK--3.1%
Liberty Development Corp.
   5.500% due 10/1/37                                      1,000           1,037
New York City Industrial Development Agency,
   Queens Baseball Stadium Project (AMBAC
   Insured)
   5.000% due 1/1/31                                       3,000           2,976
                                                                    --------------
                                                                           4,013
                                                                    --------------
OHIO--4.0%
City of Akron
   6.500% due 11/1/15(d)                                     865           1,045
Cleveland Municipal School District (FSA Insured)
   5.250% due 12/1/18                                      2,330           2,515
Columbus Regional Port Authority, Rickenbacker
   International Airport Series A
   5.375% due 1/1/32                                       1,625           1,594
                                                                    --------------
                                                                           5,154
                                                                    --------------
PENNSYLVANIA--1.6%
Chester County Health & Education Facilities
   Authority Series A
   6.750% due 7/1/31                                       1,000           1,021
Pennsylvania Higher Educational Facilties
   Authority (MBIA Insured)
   5.000% due 4/1/27                                       1,000           1,007
                                                                    --------------
                                                                           2,028
                                                                    --------------
PUERTO RICO--1.2%
Commonwealth of Puerto Rico Series A
   5.250% due 7/1/22                                       1,500           1,513

SOUTH CAROLINA--1.0%
Lexington County School District No. 1 School
   Facilities Corp.
   5.250% due 12/1/28                                      1,300           1,274

TENNESSEE--1.3%
Metropolitan Government Nashville & Davidson
   County Health & Educational Facilities Board
   (AMBAC Insured)
   6.000% due 12/1/16                                      1,500           1,716


                                                      PAR VALUE         VALUE
                                                        (000)           (000)
                                                    --------------  --------------
TEXAS--9.4%
Katy Independent School District Series D (PSF
   Guaranteed)
   5.250% due 2/15/37                               $      1,000    $      1,019
Kountze Independent School District (PSF
   Guaranteed)
   5.250% due 8/15/29                                      1,000           1,029
Leander Independent School District (PSF
   Guaranteed)
   0.000% due 8/15/24                                      5,000           1,797
North Texas Tollway Authority Series A
   6.000% due 1/1/24                                       1,000           1,048
   5.625% due 1/1/33                                       2,000           1,988
Pleasant Grove Independent School District (PSF
   Guaranteed)
   5.250% due 2/15/32                                      5,000           5,085
                                                                    --------------
                                                                          11,966
                                                                    --------------
VIRGINIA--3.7%
Henrico County Economic Development Authority,
   Regional Jail Project
   6.125% due 11/1/17                                      2,405           2,570
Upper Occoquan Sewage Authority Series A (MBIA
   Insured)
   5.150% due 7/1/20                                       2,000           2,178
                                                                    --------------
                                                                           4,748
                                                                    --------------
WISCONSIN--1.7%
State Health & Educational Facilities Authority,
   Howard Young (Radian Insured)
   5.000% due 8/15/18                                      2,150           2,169
---------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $123,211)                                               125,614
---------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.3%
(IDENTIFIED COST $123,211)                                               125,614
                                                                    --------------
SHORT-TERM INVESTMENTS--2.0%

                                                                         VALUE
                                                        SHARES           (000)
                                                    --------------    ------------
MONEY MARKET MUTUAL FUNDS--2.0%
AIM TFIT-Tax-Free Cash Reserve Portfolio (The)
   - Institutional Shares (seven-day effective
   yield 2.43%)                                        2,469,822           2,470

Insight Tax-Exempt Bond Fund

                                                                         VALUE
                                                        SHARES           (000)
                                                    --------------    ------------

MONEY MARKET MUTUAL FUNDS--(CONTINUED)
Goldman Sachs Financial Square Funds - Tax-Free
   Money Market Fund - Select Shares
  (seven-day effective yield 2.12%)                       25,835      $       26
---------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $2,496)                                                   2,496
---------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $125,707)                                               128,110 (a)

Other assets and liabilities, net--(0.3)%                                   (395)
                                                                      ------------
NET ASSETS--100.0%                                                    $  127,715
                                                                      ============

ABBREVIATIONS:

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

PSF
PERMANENT SCHOOL FUND

XLCA
XL CAPITAL ASSURANCE

Footnote Legend:

(a) Federal Income Tax Information (reported in 000's): Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,883 and gross depreciation of $1,504 for federal income tax purposes. At March 31, 2008, the aggregate cost of securities for federal income tax purposes was $125,731.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $1,012 (reported in 000's) or 0.8% of net assets.

(c) At March 31, 2008, 59.1% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: MBIA 11.3%, FGIC 13.7%, FSA 11.4%, and AMBAC 10.8%

(d)   Escrowed to maturity.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(g) Illiquid and restricted security. At March 31, 2008, these securities amounted to a value of $1,012 (reported in 000's) or 0.80% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

Insight Government Money Market Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                                 FACE VALUE         VALUE
                                                                                   (000)            (000)
                                                                                 -----------     -----------
FEDERAL AGENCY SECURITIES--20.3%

FHLB
  2.130% due 4/11/08                                                             $  12,000       $  11,993
  5.125% due 4/16/08 (c)                                                            10,000          10,010
  2.140% due 4/23/08                                                                15,000          14,980
  2.150% due 4/25/08                                                                15,000          14,979
  3.375% due 7/21/08 (c)                                                            10,000          10,035
FHLMC                                                                               20,000          20,000
  2.920% due 3/30/09 (c)
FNMA
  4.350% due 7/28/08 (c)                                                            10,000          10,069
-----------------------------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES
(IDENTIFIED COST $92,066)                                                                           92,066
-----------------------------------------------------------------------------------------------------------
FEDERAL AGENCY SECURITIES--VARIABLE (b)(c)(d)--34.8%

FFCB
  2.979% due 4/2/08                                                                 25,000          25,000
  2.985% due 4/23/08                                                                20,000          20,000
FHLB
  2.970% due 4/6/08                                                                 20,000          19,998
  2.765% due 4/12/08                                                                20,000          20,000
  2.930% due 5/21/08                                                                20,000          20,011
FHLMC
  2.745% due 4/18/08                                                                20,000          20,000
  2.750% due 3/13/09 (c)                                                             7,100           7,100
Overseas Private Investment  Corp.
  2.500% due 4/2/08                                                                 25,347          25,347
-----------------------------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES-VARIABLE
(IDENTIFIED COST $157,456)                                                                         157,456
-----------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS--45.0%

Bank of America Corp. repurchase agreement 2.400%
  dated 3/31/08, due 4/1/08, repurchase price
  $22,001,467, collateralized by FNMA 5.000%,
  10/1/35 market value $22,440,000                                                  22,000          22,000


                                                                                 FACE VALUE         VALUE
                                                                                   (000)            (000)
                                                                                 -----------     -----------
Bank of Tokyo N.A. repurchase agreement 2.500% dated
  3/31/08, due 4/1/08, repurchase price $22,001,528,
  collateralized by FNMA 6.060%, 7/20/27 market
  value $22,440,934                                                              $  22,000       $  22,000
Goldman Sachs Group, Inc. repurchase agreement 2.750%
  dated 3/31/08, due 4/1/08, repurchase price $85,999,112,
  collateralized by FMAC 5.000%-6.000%, 10/1/27-11/1/35
  and FNMA 5.000%, 3/1/34 total market value $87,712,395                            85,993          85,993
Lehman Brothers, Inc. repurchase agreement 2.550%
  dated 3/31/08, due 4/1/08, repurchase price
  $74,005,242, collateralized by FNCL 6.000%-6.500%,
  8/1/34-10/1/37 total market value $76,222,088                                     74,000          74,000
-----------------------------------------------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(IDENTIFIED COST $203,993)                                                                         203,993
-----------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.1%
(IDENTIFIED COST $453,515)                                                                         453,515 (a)
Other assets and liabilities, net--(0.1)%                                                             (344)
                                                                                                 -----------
NET ASSETS--100.0%                                                                               $ 453,171
                                                                                                 ===========

ABBREVIATION:

FFCB
FEDERAL FARM CREDIT BANK

FHLB
FEDERAL HOME LOAN BANK

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

FNMA
FEDERAL NATIONAL MORTGAGE ASSOCIATION

Footnote Legend:

(a) Federal Income Tax Information: At March 31, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(c)   The interest rate shown is the coupon rate.

(d)   The date shown represents next interest reset date.

Insight Money Market Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                           PAR VALUE      VALUE
                                                             (000)        (000)
                                                          -----------  -----------
ASSET-BACKED SECURITIES--5.1%

G-Star Ltd. 02-2A, A1MA 144A
  3.144% due 4/25/08 (b)(c)(d)(e)                         $  67,474    $  67,474
Hyundai Auto Receivables Trust 07-A, A1
  5.291% due 10/15/08                                         1,332        1,332
Putnam Structured Product Funding
  02-1A, A1MF 144A
  2.888% due 4/15/08 (b)(c)(d)(e)                            75,233       75,233
Putnam Structured Product Funding 02-1A, A1MH 144A
  2.888% due 4/15/08 (b)(c)(d)(e)                            24,748       24,748
---------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $168,787)                                               168,787
---------------------------------------------------------------------------------
COMMERCIAL PAPER (g)--49.2%

Amsterdam Funding Corp.
  3.150% due 4/4/08                                          25,000       24,993
  2.720% due 4/15/08                                         15,000       14,984
Bryant Park Funding LLC
  3.190% due 4/3/08                                          50,000       49,991
  3.200% due 4/3/08                                          16,533       16,530
  2.970% due 5/8/08                                          27,000       26,918
CAFCO LLC
  2.900% due 4/10/08                                         50,000       49,964
Chariot Funding LLC
  3.300% due 4/4/08                                          20,000       19,994
  2.850% due 4/7/08                                          21,750       21,740
  2.800% due 4/15/08                                         25,000       24,973
  2.770% due 4/24/08                                         15,000       14,973
  2.800% due 4/30/08                                         25,000       24,944
  2.650% due 5/21/08                                         30,000       29,890
Corporate Receivables Corp.
  2.850% due 4/9/08                                          50,000       49,968
Edison Asset Securitization LLC
  2.630% due 9/5/08                                          75,000       74,140
Jupiter Securitization Corp.
  3.450% due 4/18/08                                         41,507       41,439
  2.720% due 4/23/08                                         16,141       16,114
  3.100% due 5/29/08                                         20,000       19,900
Kitty Hawk Funding Corp.
  4.130% due 4/11/08                                         38,489       38,445

                                                           PAR VALUE      VALUE
                                                             (000)        (000)
                                                          -----------  -----------
  2.670% due 4/17/08                                      $  40,000    $  39,952
Lehman Brothers Holdings, Inc.
  2.950% due 4/1/08                                          50,000       50,000
Market Street Funding Corp.
  3.000% due 4/15/08                                         25,000       24,971
  3.200% due 4/16/08                                         35,000       34,953
  3.270% due 4/16/08                                         30,000       29,959
  3.450% due 4/25/08                                         50,000       49,885
Park Avenue Receivables Corp.
  3.150% due 4/7/08                                          40,000       39,979
  2.750% due 4/8/08                                          50,582       50,555
  2.720% due 4/25/08                                         30,000       29,946
Ranger Funding Co. LLC
  3.450% due 4/11/08                                         20,000       19,981
  2.770% due 5/15/08                                         30,000       29,898
  2.820% due 5/23/08                                         30,000       29,878
Sheffield Receivables Corp.
  3.300% due 4/9/08                                          35,000       34,974
  3.000% due 5/7/08                                          50,000       49,850
Tasman Funding, Inc.
  3.480% due 4/7/08                                          29,000       28,983
  3.350% due 4/14/08                                         20,000       19,976
  3.580% due 4/29/08                                         37,000       36,897
  3.550% due 5/1/08                                          12,000       11,964
  3.300% due 6/12/08                                         33,000       32,782
Thames Asset Global Securitization
  3.150% due 4/15/08                                         14,000       13,983
  3.120% due 5/6/08                                           6,000        5,982
Versailles CDS LLC
  3.050% due 4/1/08                                          20,000       20,000
  3.150% due 4/8/08                                          67,000       66,959
  3.250% due 4/11/08                                         45,000       44,959
Windmill Funding Corp.
  3.140% due 4/2/08                                          25,000       24,998
  4.450% due 4/4/08                                          20,000       19,993
  4.500% due 4/10/08                                         50,000       49,944
  3.140% due 4/11/08                                         25,000       24,978
Yorktown Capital LLC
  2.750% due 4/16/08                                         30,000       29,966
  3.100% due 5/9/08                                          75,000       74,755
  2.720% due 6/13/08                                         20,000       19,890

Insight Money Market Fund

                                                           PAR VALUE         VALUE
                                                             (000)           (000)
                                                          -----------    -------------
  2.550% due 7/11/08                                      $  16,443      $    16,325
-------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
(IDENTIFIED COST $1,618,015)                                               1,618,015
-------------------------------------------------------------------------------------

FEDERAL AGENCY SECURITIES--VARIABLE (c)(g)--1.6%

FHLMC
  2.750% due 3/13/09                                         52,705           52,705
-------------------------------------------------------------------------------------
TOTAL FEDERAL AGENCY SECURITIES - VARIABLE
(IDENTIFIED COST $52,705)                                                     52,705
-------------------------------------------------------------------------------------
TIME DEPOSITS--1.2%

Wells Fargo Bank
  2.500% due 4/1/08                                          40,000           40,000
-------------------------------------------------------------------------------------
TOTAL TIME DEPOSITS
(IDENTIFIED COST $40,000)                                                     40,000
-------------------------------------------------------------------------------------

MUNICIPAL BONDS (c)(d)--1.1%

COLORADO--1.1%
Colorado Housing & Finance Authority Single
  Family Housing Series 1-A1
  3.500% due 4/2/08                                           6,775            6,775
Colorado Housing & Finance Authority Single
  Family Housing Series B1
  3.500% due 4/2/08                                          12,195           12,195
Colorado Housing & Finance Authority Single
  Family Housing Series B2
  3.500% due 4/2/08                                           9,130            9,130
Colorado Housing & Finance Authority Single
  Family Housing Series A1-1
  3.500% due 4/2/08                                           7,565            7,565
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $35,665)                                                     35,665
-------------------------------------------------------------------------------------
MEDIUM TERM NOTES (c)(d)--25.0%

ABN AMRO Bank NV 144A (Netherlands)
  4.001% due 4/18/08 (b)(f)                                  22,200           22,200
Alliance & Leicester, plc 144A(United Kingdom)
  3.078% due 4/8/08 (b)(f)                                  165,000          165,000
Bank of New York Co, Inc. 144A
  3.068% due 4/10/08 (b)                                    170,000          169,997
BP Capital Markets plc
  3.039% due 6/11/08                                         75,000           75,000
General Electric Capital Corp.
  3.078% due 4/9/08                                          75,000           75,000


                                                           PAR VALUE         VALUE
                                                             (000)           (000)
                                                          -----------    -------------
Goldman Sachs Group LP 144A
  3.331% due 4/25/08 (b)                                  $  55,000      $    55,000
Goldman Sachs Group, Inc. (The) Series B
  3.120% due 4/1/08                                          25,000           25,013
  3.406% due 4/29/08                                         10,000            9,997
Lehman Brothers Holdings, Inc.
  2.835% due 6/27/08                                         30,000           30,000
National Rural Utilities Cooperative Finance Corp.
  3.129% due 4/1/08                                          70,000           70,000
Sigma Finance, Inc. 144A
  3.147% due 5/2/08 (b)                                      25,000           25,001
WestLB AG 144A (Germany)
  3.128% due 4/10/08 (b)(f)                                 100,000          100,000
-------------------------------------------------------------------------------------
TOTAL MEDIUM TERM NOTES
(IDENTIFIED COST $822,208)                                                   822,208
-------------------------------------------------------------------------------------

                                                                              VALUE
                                                               SHARES         (000)
                                                           -------------    ---------
MONEY MARKET MUTUAL FUNDS--9.8%

AIM-STIT Liquid Assets Portfolio
  (The) (seven-day effective yield 3.13%)                  158,813,775      158,814
Dreyfus Cash Management Plus, Inc.
  (seven-day effective yield 3.32%)                        164,358,708      164,359
------------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $323,173)                                                  323,173
------------------------------------------------------------------------------------

                                                          PAR VALUE          VALUE
                                                            (000)            (000)
                                                         -----------     -------------
CERTIFICATES OF DEPOSIT--7.2%

   Barclays Bank plc 3.118% due 4/15/08                  $  85,000            85,000

   UBS Finance, Inc. 2.695% due 9/10/08                    150,000           150,000
-------------------------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(IDENTIFIED COST $235,000)                                                   235,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $3,295,553)                                               3,295,553 (a)

Other assets and liabilities, net--(0.2)%                                     (5,915)
                                                                         -------------
NET ASSETS--100.0%                                                       $ 3,289,638
                                                                         =============

Insight Money Market Fund

ABBREVIATIONS:

FHLMC
FEDERAL HOME LOAN MORTGAGE CORPORATION

Footnote Legend:

(a) Federal Income Tax Information: At March 31, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $704,653 (reported in 000's) or 21.4% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d)   The date shown represents next interest reset date.

(e) Illiquid and restricted security. At March 31, 2008, these securities amounted to a value of $167,455 (reported in 000's) or 5.1% of net assets. For acquisition information, see Note 2 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(f) A security is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 1B "Foreign security country determination" in the Notes to Schedules of Investments.

(g)   The rate shown is the discount rate.

Insight Tax-Exempt Money Market Fund

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2008
                                   (UNAUDITED)

                                                                PAR VALUE           VALUE
                                                                  (000)             (000)
                                                             ----------------   --------------
COMMERCIAL PAPER-MUNICIPAL (c)--9.0%

FLORIDA--1.4%
Palm Beach County School District
   0.800% due 8/14/08                                        $        3,450     $      3,450
Sunshine State Government Finance Commission Series A
   0.950% due 5/6/08                                                 15,000           15,000
                                                                                --------------
                                                                                      18,450
                                                                                --------------
GEORGIA--0.2%
Municipal Electric Authority
   2.150% due 5/27/08                                                   500              500
   1.050% due 5/27/08                                                 1,500            1,500
                                                                                --------------
                                                                                       2,000
                                                                                --------------
ILLINOIS--2.2%
Illinois Health Facilities Authority
   0.900% due 6/12/08                                                 5,000            5,000
   2.100% due 7/3/08                                                 20,000           20,000
   1.650% due 5/15/08                                                 5,000            5,000
                                                                                --------------
                                                                                      30,000
                                                                                --------------
MARYLAND--0.2%
Baltimore County
   2.250% due 4/1/08                                                  2,500            2,500

MASSACHUSETTS--0.1%
Massachusetts Water Resource Authority
   1.750% due 5/8/08                                                  1,500            1,500

MISSISSIPPI--1.0%
Clairborne County Southern Mississippi Electric Series G1
   2.930% due 5/8/08                                                  4,000            4,000
Clairborne County Southern Mississippi Electric Series G2
   2.900% due 5/9/08                                                  9,300            9,300
                                                                                --------------
                                                                                      13,300
                                                                                --------------
TEXAS--3.3%
University of North Texas Series A
   2.250% due 5/1/08                                                 10,000           10,000
University of Texas Systems, Board of Regents

                                                                PAR VALUE           VALUE
                                                                  (000)             (000)
                                                             ----------------   --------------
TEXAS--(CONTINUED)
   3.200% due 4/14/08                                        $       10,000     $     10,000
   2.980% due 4/11/08                                                 4,500            4,500
   2.750% due 6/6/08                                                 20,000           20,000
                                                                                --------------
                                                                                      44,500
                                                                                --------------
WISCONSIN--0.6%
City of Milwaukee
   0.950% due 8/14/08                                                 6,000            6,000
   2.000% due 4/4/08                                                  2,000            2,000
                                                                                --------------
                                                                                       8,000
---------------------------------------------------------------------------------------------
TOTAL COMMERCIAL PAPER-MUNICIPAL
(IDENTIFIED COST $120,250)                                                           120,250
---------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND OBLIGIATIONS (d)(e)--79.3%

ALABAMA--0.5%
Chatom Industrial Development Board Pollution
   Control Electric Cooperative, Inc. (National
   Rural Utilities Co. Guaranty)
   2.230% due 4/2/08                                                  2,580            2,580
Columbia Industrial Development Board Pollution Control
   Series C Alabama Power Co.
   1.450% due 4/1/08                                                  1,300            1,300
Columbia Industrial Development Board Pollution Controll
   Alabama Power Co. Series D
   1.450% due 4/1/08                                                  3,100            3,100
                                                                                --------------
                                                                                       6,980
                                                                                --------------
ALASKA--1.0%
City of Valdez Marine Terminal Revenue
   0.860% due 4/1/08                                                  8,300            8,300
City of Valdez Marine Terminal Revenue (Exxon
   Pipeline Co. Project)
   0.860% due 4/1/08                                                  1,435            1,435
State Housing Finance Corp. University of Alaska
   Series A
   1.850% due 4/1/08                                                  4,100            4,100
                                                                                --------------
                                                                                      13,835
                                                                                --------------

Insight Tax-Exempt Money Market Fund

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
ARIZONA--1.2%
Salt River Project Agricultural Improvement &
   Power District Electric System Class A 144A
   2.250% due 4/3/08 (b)                                     $        6,000      $        6,000
Salt River Project Agricultural Improvement & Power
   District ROCS 144A
   2.250% due 4/3/08 (b)                                              9,900               9,900
                                                                                 ----------------
                                                                                         15,900
                                                                                 ----------------
COLORADO--3.1%
Colorado State Certificates of Participation Tax
   Exempt 144A (MBIA Insured)
   2.480% due 4/1/08 (b)                                             12,480              12,480
Regional Transportation District (Eagle) Series 06-
   128 Class A 144A (AMBAC Insured)
   2.390% due 4/3/08 (b)                                              4,000               4,000
Westminster Economic Development Authority, Mandalay
   Gardens Urban Renewal Project
   2.100% due 4/3/08                                                  5,605               5,605
Westminster Economic Development Authority,
   North Huron Urban Renewal Project
   2.100% due 4/3/08                                                 10,450              10,450
Westminster Economic Development Authority,
   South Sheridan Urban Project
   2.100% due 4/3/08                                                  8,320               8,320
                                                                                 ----------------
                                                                                         40,855
                                                                                 ----------------
FLORIDA--6.3%
Broward County School Board Series D (FSA
   Insured)
   2.300% due 4/3/08                                                  3,825               3,825
Dade County Industrial Development Authority
   Florida Power & Light Co. (FSA Insured)
   1.350% due 4/1/08                                                 20,000              20,000
JEA Water & Sewer Revenue Series B-1
   2.070% due 4/2/08                                                 10,200              10,200
Peace River Manasota Regional Water Supply
   Authority (Eagle) Series 06-0033A 144A (FSA
   Insured)
   2.300% due 4/3/08 (b)                                              6,270               6,270
St. Lucie County Pollution Control Florida Power &
   Light Co. Project
   1.270% due 4/1/08                                                 25,000              25,000

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
FLORIDA--(CONTINUED)
Sunshine State Governmental Financing
   Commission (AMBAC Insured)
   6.000% due 4/1/08                                         $       19,000      $       19,000
                                                                                 ----------------
                                                                                         84,295
                                                                                 ----------------
GEORGIA--2.3%
Burke County Development Authority Pollution
   Control Vogtle Power Plant Series 1
   3.760% due 7/1/08 (f)                                             18,500              18,503
City of Atlanta Water & Waste Water Revenue
   Series C (FSA Insured)
   1.350% due 4/1/08                                                 12,470              12,470
                                                                                 ----------------
                                                                                         30,973
                                                                                 ----------------
HAWAII--0.8%
ABN-AMRO Munitops Certificates Trust Series 01-11
   144A (FSA Insured)
   2.230% due 4/3/08 (b)                                              9,980               9,980

ILLINOIS--11.5%
ABN-AMRO Munitops Certificates Trust Multi-
   State Series 03-16 144A (FSA Insured)
   2.350% due 4/3/08 (b)                                              9,995               9,995
City of Chicago (Eagle) Series 10267 144A (MBIA
   Insured)
   2.290% due 4/3/08 (b)                                              4,810               4,810
Cook County Public Improvements Series E
   2.100% due 4/3/08                                                 11,300              11,300
Development & Finance Authority Evanston
   McGraw YMCA
   2.360% due 4/3/08                                                  4,000               4,000
Development & Finance Authority Evanston
   Northwestern Series A
   2.150% due 4/3/08                                                 10,045              10,045
Development & Finance Authority Evanston
   Northwestern Series C
   2.150% due 4/3/08                                                  4,935               4,935
Development & Finance Authority Lake Forest
   Academy
   2.180% due 4/2/08                                                  5,000               5,000
Development & Finance Authority North Park
   University 2.150% due 4/2/08                                      22,700              22,700

Insight Tax-Exempt Money Market Fund

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
ILLINOIS--(CONTINUED)
Development & Finance Authority Resurrection
   Class B
   1.320% due 4/1/08                                         $       10,000      $       10,000
Educational Facilities Authority Lake Forest
   Graduate School
   2.270% due 4/4/08                                                  3,800               3,800
Educational Facilities Authority Museum of Natural
   History
   2.200% due 4/2/08                                                 10,000              10,000
Finance Authority IIT Research Institute
   2.250% due 4/3/08                                                 11,335              11,335
Finance Authority Lake Forest Country Day School
   2.180% due 4/2/08                                                  3,250               3,250
Finance Authority Series A
   2.330% due 4/3/08                                                  5,000               5,000
Health Facilities Authority Advocate Health Care
   Network Class A
   3.780% due 7/3/08 (f)                                             10,010              10,010
State of Illinois General Obligation Series 03-B
   2.130% due 4/2/08                                                 27,000              27,000
                                                                                 ----------------
                                                                                        153,180
                                                                                 ----------------
INDIANA--3.3%
Educational Facilities Authority Wabash College
   Project
   2.200% due 4/3/08                                                 10,000              10,000
Health & Educational Facilities Financing Authority
   Union Hospital Series 06-A
   2.250% due 4/4/08                                                  7,600               7,600
Health Facilities Financing Authority Ascension
   Health Credit Group Series A-1
   1.950% due 4/2/08                                                  8,500               8,500
Health Facilities Financing Authority Union
   Hospital, Inc. Project
   2.270% due 3/28/08                                                 6,900               6,900
Lawrence-Fort Harrison Reuse Authority
   2.270% due 4/4/08                                                  5,715               5,715
Purdue University
   2.080% due 4/2/08                                                  3,450               3,450
South Bend Economic Development, Stanley
   Clark School Project
   2.270% due 4/4/08                                                  2,000               2,000
                                                                                 ----------------
                                                                                         44,165
                                                                                 ----------------

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
KANSAS--0.7%
Douglass County Unified School District  No. 497
   144A (MBIA Insured)
   2.340% due 4/3/08 (b)                                     $        9,530      $        9,530

KENTUCKY--2.2%
Covington Building Authority
   2.250% due 4/2/08                                                  1,240               1,240
Economic Development Finance Authority
   2.270% due 4/4/08                                                  7,000               7,000
Lexington-Fayette Urban County Educational
   Building Revenue
   2.270% due 4/4/08                                                  2,370               2,370
Lexington-Fayette Urban County First Bracktown
   Income Project
   2.270% due 4/4/08                                                  5,000               5,000
Mason County Pollution Control East Kentucky
   Power Cooperative, Inc. Series B-1
   2.180% due 4/2/08                                                  4,100               4,100
Mason County Pollution Control East Kentucky
   Power Cooperative, Inc. Series B-2
   2.180% due 4/2/08                                                  6,370               6,370
Mason County Pollution Control East Kentucky
   Power Cooperative, Inc. Series B-3
   2.180% due 4/2/08                                                  3,610               3,610
                                                                                 ----------------
                                                                                         29,690
                                                                                 ----------------
MARYLAND--0.7%
Maryland State Economic Development Corp.
   Series A
   1.950% due 4/2/08                                                  9,500               9,500

MASSACHUSETTS--1.0%
Commonwealth of Massachusetts Series A
   2.070% due 4/2/08                                                    990                 990
Route 3 North Transit Improvement Association
   Series B (AMBAC Insured)
   4.500% due 4/2/08                                                 11,700              11,700
                                                                                 ----------------
                                                                                         12,690
                                                                                 ----------------
MICHIGAN--6.4%
Consumers Energy Co. Strategic Fund Ltd.
   2.200% due 4/2/08                                                  5,700               5,700
Detroit Sewage Disposal (Eagle) Class A 144A
   (FSA Insured)
   2.280% due 4/3/08 (b)                                              5,450               5,450

Insight Tax-Exempt Money Market Fund

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
MICHIGAN--(CONTINUED)
Grand Valley State University Series A (AMBAC
   Insured)
   8.000% due 3/27/08                                        $       14,775      $       14,775
L'Anse Creuse Public Schools (Eagle) 144A (FSA
   Q-SBLF Insured)
   2.280% due 4/3/08 (b)                                              3,700               3,700
Southgate Properties Project Strategic Fund Ltd.
   2.270% due 4/3/08                                                  6,165               6,165
University of Michigan Hospital Series A
   1.450% due 4/1/08                                                 20,000              20,000
University of Michigan Hospital Series B
   2.080% due 4/3/08                                                 30,000              30,000
                                                                                 ----------------
                                                                                         85,790
                                                                                 ----------------
MINNESOTA--0.4%
City of St. Cloud Health Care Sytems Series B
   2.180% due 4/3/08                                                  5,305               5,305

MISSOURI--6.3%
Bi-State Development Agency MetroLink Cross
   Country Project Series A (FSA Insured)
   2.250% due 4/2/08                                                 18,100              18,100
St. Louis County Industrial Development &
   Educational Facilities Whitefield School, Inc.
   Series B
   2.150% due 4/3/08                                                  1,100               1,100
State Health & Educational Facilities Authority
   (Eagle) 144A
   2.240% due 4/3/08 (b)                                             12,625              12,625
State Health & Educational Facilities Authority
   Series A (MBIA Insured)
   4.150% due 4/1/08                                                 24,000              24,000
State Health & Educational Facilities Authority St.
    Louis University Series A (MBIA Insured)
   4.150% due 4/1/08                                                  9,500               9,500
State Health & Educational Facilities Authority
   University Insured Cox Health System (AMBAC
   Insured)
   4.150% due 4/1/08                                                 19,000              19,000
                                                                                 ----------------
                                                                                         84,325
                                                                                 ----------------
NEVADA--0.1%
Las Vegas Valley Water District Series C                              1,300               1,300
   1.350% due 4/1/08

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
NEW MEXICO--0.5%
Farmington Pollution Control Board
   Series B
   1.350% due 4/1/08                                         $        6,200      $        6,200

NEW YORK--3.1%
New York City Municipal Water Finance Authority
   Series B-4
   2.000% due 4/3/08                                                  6,900               6,900
New York City Municipal Water Finance Authority
   Water and Sewer Series F-2
   1.060% due 4/1/08                                                  5,835               5,835
New York City Municipal Water Finance Authority
   Water and Sewer System Revenue Series C
   1.060% due 4/1/08                                                  2,600               2,600
New York City Transitional Finance Authority
   (Eagle) Series 07-0004 Class A 144A (FSA
    Insured)
   2.270% due 4/3/08 (b)                                             20,000              20,000
New York City Transitional Finance Authority
   Series 3-3D
   2.650% due 5/1/08                                                  5,200               5,200
                                                                                 ----------------
                                                                                         40,535
                                                                                 ----------------

NORTH CAROLINA--0.2%
North Carolina Capital Facilities Finance Agency
   (Eagle) Series 06-0159 Class A 144A
   2.250% due 4/3/08 (b)                                              2,800               2,800

OHIO--1.7%
Air Quality Development Authority First Energy
   Co.
   2.200% due 4/2/08                                                  4,000               4,000
Kent State University (MBIA Insured)
   2.800% due 4/2/08                                                  6,900               6,900
Ratner School Project Cuyahoga County
   2.290% due 4/3/08                                                  6,440               6,440
State Higher Educational Facility Commission
   (Pooled Financing 2002 Program) Series A
   3.500% due 4/3/08                                                  4,265               4,265
State Higher Educational Facility Commission
   (Pooled Financing 2003 Program) Series A
   2.250% due 4/3/08                                                  1,440               1,440
                                                                                 ----------------
                                                                                         23,045
                                                                                 ----------------
OKLAHOMA--0.5%
Tulsa Industrial Authority Series B (MBIA Insured)
   2.850% due 4/2/08                                                  7,100               7,100

Insight Tax-Exempt Money Market Fund

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
PENNSYLVANIA--1.6%
Industrial Development Authority Berks County
   Richard J. Caron Foundation Project
   2.200% due 4/3/08                                         $        2,600      $        2,600
Industrial Development Authority Delaware County
    Pollution Control Exelon
   1.450% due 4/1/08                                                 10,000              10,000
Philadelphia Water & Wastewater 144A (FSA
   Insured)
   2.050% due 4/2/08 (b)                                              8,400               8,400
                                                                                 ----------------
                                                                                         21,000
                                                                                 ----------------
TEXAS--12.5%
ABN-AMRO Munitops Certificates Trust 01-9 144A
   (PSF Guaranteed)
   2.230% due 4/3/08 (b)                                             10,290              10,290
Beaumont Independent School District School
   Building 144A (PSF Guaranteed)
   2.480% due 8/15/08 (b)                                             5,505               5,505
Denton Independent School District Series 05-A
   2.130% due 4/3/08                                                 17,600              17,600
Harris County Department of Education Public
   Facility Corp. P-FLOAT PT 3357 144A (MBIA
   Insured)
   3.750% due 4/7/08 (b)                                              5,750               5,750
Harris County Health Facilities Development Corp.
   Texas Children's Hospital Series B-1 (MBIA
   Insured)
   3.250% due 4/1/08                                                 20,145              20,145
Laredo Sports Venue Sales Tax Revenue 144A
   (AMBAC Insured)
   3.750% due 4/3/08 (b)                                              6,185               6,185
Nueces County Health Facilities Development
   Corp. Driscoll Foundation Children's Hospital
   2.130% due 4/2/08                                                 17,600              17,600
Rockport Series R-3066 144A (MBIA Insured)
   2.280% due 4/3/08 (b)                                              5,740               5,740
San Antonio Electric & Gas
   2.130% due 4/2/08                                                 25,000              25,000
State of Texas (Eagle) Series 03-0026 Class A
   144A
   2.250% due 4/3/08 (b)                                              2,410               2,410
State of Texas (Eagle) Series 06-0125 Class A
   144A
   2.250% due 4/3/08 (b)                                              9,040               9,040

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
TEXAS--(CONTINUED)
Texas Small Business Industrial Development
   Corp.
   2.130% due 4/2/08                                         $       30,000      $       30,000
University of Texas Revenues Financing Series B
   2.300% due 4/3/08                                                  9,500               9,500
University of Texas Revenues Financing System
   Series B
   2.300% due 4/3/08                                                  2,420               2,420
                                                                                 ----------------
                                                                                        167,185
                                                                                 ----------------

VIRGINIA--0.6%
Loudoun County Industrial Development Authority
   Series D
   1.500% due 4/2/08                                                  5,565               5,565
Loudoun County Industrial Development Authority
   Series F (FSA Insured)
   1.950% due 4/2/08                                                  1,850               1,850
                                                                                 ----------------
                                                                                          7,415
                                                                                 ----------------

WASHINGTON--2.9%
Energy Northwest Washington Electric Series D1
   (FSA Insured)
   2.050% due 4/2/08                                                 10,300              10,300
Everett Sewer & Water Authority Series 8503
   144A (MBIA Insured)
   2.300% due 4/3/08 (b)                                              5,225               5,225
Issaquah Community Properties Series A
   2.350% due 4/3/08                                                 10,000              10,000
State of Washington, General Obligation Series
   5015 144A
   2.250% due 4/3/08 (b)                                              5,255               5,255
State of Washington, General Obligation Series
   6529 144A
   2.250% due 4/3/08 (b)                                              7,360               7,360
                                                                                 ----------------
                                                                                         38,140
                                                                                 ----------------
WEST VIRGINIA--1.6%
ABN-AMRO Munitops Certificates Trust Multi-
   State Series 00-12 144A (MBIA Insured)
   2.260% due 4/3/08 (b)                                             21,000              21,000

WISCONSIN--4.2%
City of Beaver Dam, YMCA Dodge County, Inc.
   Project
   2.310% due 4/3/08                                                  3,435               3,435

Insight Tax-Exempt Money Market Fund

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
WISCONSIN--(CONTINUED)
Health & Educational Facilities Authority, Aurora
   Health Care
   1.200% due 4/1/08                                         $       32,000      $       32,000
Health & Educational Facilities Pine Haven
   Christian Home
   2.310% due 4/3/08                                                  7,660               7,660
Milwaukee Redevelopment Authority American
   Society for Quality
   2.320% due 4/3/08                                                  3,745               3,745
Wisconsin State Health & Educational Facilities
   Authority Wheaton Franciscan Series B
   2.080% due 4/2/08                                                  8,840               8,840
                                                                                 ----------------
                                                                                         55,680
                                                                                 ----------------
WYOMING--2.1%
Gillette Pollution Control Pacificorp Project
   2.130% due 4/2/08                                                 13,900              13,900
Lincoln County Pollution Control Revenue Series C
   0.860% due 4/1/08                                                  8,500               8,500
Lincoln County Pollution Control Revenue Series D
   0.860% due 4/1/08                                                  1,000               1,000
Platte County Pollution Control Tri-State
   Generation & Transmission Project Series A
   1.450% due 4/1/08                                                  3,200               3,200
Uinta County Pollution Control Revenue
   Refunding (Chevron Corp. USA Income Project)
   1.350% due 4/1/08                                                  1,500               1,500
                                                                                 ----------------
                                                                                         28,100
------------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND OBLIGATIONS
(IDENTIFIED COST $1,056,493)                                                          1,056,493
------------------------------------------------------------------------------------------------
MUNICIPAL TAX-EXEMPT BONDS (g)--8.8%

NEW MEXICO--0.7%
Santa Fe Public School District
   4.000% due 8/1/08                                                  9,100               9,109

OHIO--0.3%
Arcanum-Butler Local School District
   3.850% due 8/12/08                                                 4,350               4,358

TEXAS--3.6%
North Texas Tollway Authority
   4.125% due 11/19/08                                               30,000              30,000

                                                                PAR VALUE             VALUE
                                                                  (000)               (000)
                                                             ----------------    ----------------
TEXAS--(CONTINUED)
State of Texas Transportation Authority
   4.500% due 8/28/08                                        $       17,500      $       17,556
                                                                                 ----------------
                                                                                         47,556
                                                                                 ----------------

WISCONSIN--3.8%
City of Hurley Waterworks System & Sewer
   Systems
   4.875% due 6/1/08                                                  2,800               2,805
City of Middleton
   4.000% due 7/1/08                                                  4,605               4,606
City of Stoughton
   4.375% due 4/1/08                                                  4,275               4,275
Dells School District
   3.700% due 10/28/08                                                3,400               3,403
Edgerton School District
   3.750% due 10/22/08                                                4,750               4,754
Fond Du Lac  Waterworks Series A
   4.500% due 7/1/08                                                  5,000               5,026
Kewaskum School District
   4.000% due 9/3/08                                                  2,000               2,003
Menomonee Falls School District
   3.625% due 8/21/08                                                 7,500               7,505
New Richmond School District
   4.125% due 6/6/08                                                  1,155               1,155
Spooner Area School District
   4.000% due 4/1/08                                                 12,000              12,000
Wausau School District
   3.750% due 10/24/08                                                3,000               3,003
                                                                                 ----------------
                                                                                         50,535
                                                                                 ----------------
WYOMING--0.4%
Holmen School District
   3.000% due 2/1/09                                                  5,625               5,676
------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL TAX-EXEMPT BONDS
(IDENTIFIED COST $117,234)                                                              117,234
------------------------------------------------------------------------------------------------

                                                                                     VALUE
                                                                 SHARES              (000)
                                                             ----------------    ----------------
MONEY MARKET MUTUAL FUNDS--2.7%

AIM TFIT-Tax-Free Cash Reserve Portfolio (The)
  - Institutional Shares (seven-day effective yield
  2.43%)                                                         36,253,369              36,253

Insight Tax-Exempt Money Market Fund

                                                                                      VALUE
                                                                  SHARES              (000)
                                                             ----------------    ----------------
Dreyfus Tax Exempt Cash Management -
  Institutional Shares (seven-day effective yield 2.59%)              3,348      $            3
Goldman Sachs Financial Square Funds - Tax-
  Free Money Market Fund - Select Shares
  (seven-day effective yield 2.12%)                                   8,652                   9
------------------------------------------------------------------------------------------------
TOTAL MONEY MARKET MUTUAL FUNDS
(IDENTIFIED COST $36,265)                                                                36,265
------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS--99.8%
(IDENTIFIED COST $1,330,242)                                                          1,330,242(a)

Other assets and liabilities, net--0.2%                                                   3,182
                                                                                 ----------------
NET ASSETS--100.0%                                                               $    1,333,424
                                                                                 ================

ABBREVIATIONS:

AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION


FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

PSF
PERMANENT SCHOOL FUND


Footnote Legend:

(a) Federal Income Tax Information: At March 31, 2008, the aggregate cost of securities was the same for book and federal income tax purposes.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to a value of $209,700 (reported in 000's) or 15.7% of net assets.

(c)   The rate shown is the discount rate.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e)   The maturity date shown is the reset date.

(f) Security with a "put" feature; the date shown is when the security may be put back for redemption.

(g)   The interest rate shown is the coupon rate.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Insight Funds Trust, a trust consisting of seventeen diversified funds (each a "Fund,") in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.

A.    SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities (not including securities held by the Money Market Funds) are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at "fair value" as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in those foreign markets. In such cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

      The Money Market Funds use the amortized cost method of security valuation absent extraordinary or unusual market conditions. In the opinion of the Trustees, this represents the fair value of the securities. The Trustees monitor the deviations between the Fund's net asset value per share as determined by using available market quotations and its net asset value per share using amortized cost. If the deviation exceeds 1/2 of 1%, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation. Using this method, the Fund attempts to maintain a constant net asset value of $1 per share.

      The Funds have adopted the provisions of the Statement of Financial Accounting Standards No. 157 ("SFAS 157") as of the beginning of the current fiscal period of the Funds. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. To increase consistency and comparability in fair value measurements and related disclosures, the Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

         - Level 1 - quoted prices in active markets for identical securities

         - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

         - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Other information regarding the Fund is available in the Fund's most recent
                             Report to Shareholders

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

      The following is a summary of the inputs used to value the Funds' net assets as of March 31, 2008 (reported in 000s). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
                                                      LEVEL 2 -     LEVEL 3 -
                                                    SIGNIFICANT    SIGNIFICANT
                                      LEVEL 1 -     OBSERVABLE    UNOBSERVABLE
Series                              QUOTED PRICES    INPUTS         INPUTS          TOTAL
                                    -------------   -----------   ------------   -----------
                                            INVESTMENTS IN SECURITIES (MARKET VALUE)
Balanced Fund                       $    44,163     $    28,374   $      499     $    73,036
Core Equity Fund                        120,313               -            -         120,313
Emerging Markets Fund                   142,039          18,671           47         160,757
Index Fund                               49,897             250            -          50,147
Small-Cap Growth Fund                    22,072               -            -          22,072
Small-Cap Opportunity Fund              136,166               -            -         136,166
Small-Cap Value Fund                     99,705               -            -          99,705
Value Equity Fund                       257,086               -            -         257,086
Bond Fund                                 5,351         122,641        5,656         133,648
High Yield Bond Fund                         53          49,775          332          50,160
Intermediate Government Bond Fund           151          28,302           45          28,498
Intermediate Tax-Exempt Bond Fund         4,411         166,583            -         170,994
Short/Intermediate Bond Fund              2,015         189,718          143         191,876
Tax-Exempt Bond Fund                      2,496         125,614            -         128,110
Government Money Market Fund                  -         453,515            -         453,515
Money Market Fund                       323,172       2,972,381            -       3,295,553
Tax-Exempt Money Market Fund             36,284       1,293,958            -       1,330,242

                                    OTHER FINANCIAL INSTRUMENTS *
Emerging Markets Fund               $       744     $         -   $        -     $       744
Index Fund                                1,986               -            -           1,986

* Other financial instruments are futures contracts and foreign currency not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

      The following is a reconciliation of assets of the Funds for Level 3 investments for which significant unobservable inputs were used to determined fair value:

                                                 INVESTMENTS IN SECURITIES (REPORTED IN 000S)
                                                                                        INTERMEDIATE
                                              EMERGING                     HIGH YIELD    GOVERNMENT      SHORT/INTERMEDIATE
                              BALANCED FUND   MARKETS FUND   BOND FUND     BOND FUND     BOND FUND       BOND FUND
                              -------------   ------------   ---------     ----------   ------------    -------------------
BALANCE AS OF 12/31/07        $           5   $         46   $   4,326     $      341   $         40    $               246
Accrued Discounts/Premiums                -              -          10              1              -                      -
Realized Gain (Loss)                      -              -      (3,850)             -              -                      -
Change in Unrealized                      1
Appreciation (Depreciation)               -              1       2,868              5              5                     14
Net Purchases (Sales)                     -              -        (240)           (15)             -                   (117)
Transfers In And/Or Out Of
 Level 3 (1)                            493              -       2,542              -              -                      -
                              --------------  -------------  ----------    -----------  -------------   --------------------
BALANCE AS OF 3/31/08         $         499   $         47   $   5,656     $      332   $         45    $               143
                              ==============  =============  ==========    ===========  =============   ====================

(1) Transfers in or out of Level 3 represents the ending value as of March 31, 2008, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

      Level 3 securities have been determined based on availability of only a single broker source, which may or may not be a principal market maker, and internally fair valued securities without active markets or market participants.

      In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" (FAS 161) was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why a fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a fund's results of operations and financial position. Management is currently evaluating the impact of FAS 161 on financial statement disclosures, if any.

B.    FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund's' Schedule of Investments, where applicable.

   Other information regarding the Funds are available in the Funds' most recent
                             Report to Shareholders.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.

      At March 31, 2008, the Funds held the following illiquid and restricted securities (reported in 000's):


                                                                       Market     % of
                                           Acquisition   Acquisition   Value at   Net Assets
                                           Date          Cost          3/31/08    at 3/31/08
                                           -------------------------------------------------
BALANCED FUND
Structured Assets
Securities Corp.
98-RF3, A
(Interest Only) 144A
6.100%, 6/15/28                                11/1/06     $    12       $    6         0%

INDEX FUND
Seagate Technology
Tax Refund Rights                              10/1/01     $     0       $    0         0%

BOND FUND
DLJ Mortgage
Acceptance Corp.
96-M, 1 144A
0%, 11/28/11                                   10/2/96     $     2
                                               4/28/04          14
                                                           -------
                                                           $    16       $   13         0%

INTERMEDIATE GOVERNMENT BOND FUND
Structured Assets
Securities Corp.
98-RF3, A 144A
(Interest Only) 144A
6.100%, 6/15/28                                11/1/06     $    89       $   45       0.2%

TAX-EXEMPT BOND FUND
Mashantucket Western
Pequot Tribe
Series B 144A
5.600%, 9/1/09                                 9/18/97     $ 1,000       $1,012       0.8%

SHORT/INTERMEDIATE BOND FUND
DLJ Mortgage
Acceptance Corp.
96-M, 1 144A
0%, 11/28/11                                   10/2/96     $    22
                                               4/28/04          12
                                                           -------
                                                           $    34       $   29         0%
Structured Assets
Securities Corp.
98-RF3, A 144A
(Interest Only) 144A
6.100%, 6/15/28                                11/1/06     $   199       $  114         0%

   Other information regarding the Funds are available in the Funds' most recent
                             Report to Shareholders.

PHOENIX INSIGHT FUNDS TRUST
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)

MONEY MARKET FUND
G-Star Ltd.
02-2A, A1MA 144A
3.144%, 4/25/08                               11/20/02     $24,992
                                               3/19/07      42,482
                                                           -------
                                                           $67,474       $67,474      2.1%

Putnam Structured
Product Funding
02-1A, A1MF 144A
2.888%, 4/15/08                                5/21/04     $25,738
                                              11/14/05      49,495
                                                           -------
                                                           $75,233       $75,233      2.3%
Putnam Structured
Product Funding
02-1A, A1MH 144A
2.888%, 4/15/08                                 4/2/07     $11,384
                                               6/13/07      13,364
                                                           -------
                                                           $24,748       $24,748      0.8%

      Each Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

   Other information regarding the Funds are available in the Funds' most recent
                             Report to Shareholders.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Phoenix Insight Funds Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2008
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date                       May 27, 2008
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer
                           (principal financial officer)

Date                       May 27, 2008
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.